UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 12/31/12

ITEM 1.  REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Value Fund

Catalyst/SMH High Income Fund

Catalyst/SMH Total Return Income Fund

Catalyst/Groesbeck Growth of Income Fund

Catalyst Strategic Insider Fund

Catalyst Large Cap Value Fund

Catalyst/MAP Global Capital Appreciation Fund

Catalyst/MAP Global Total Return Income Fund

Catalyst/CP Core Equity Fund

Catalyst Insider Long/Short Fund

Catalyst Event Arbitrage Fund

Catalyst/Lyons Tactical Allocation Fund

Catalyst/Princeton Floating Rate Income Fund

December 31, 2012

Mutual Fund Series Trust

January 15, 2013

Dear Fellow Shareholders,

Our selection process for identifying stocks trading below, what we believe, are their intrinsic value involves evaluating companies on the strongest combination of Earnings Yield and Return on Invested Capital. With this focus, we select outperforming companies at below-average prices.

We have built a portfolio with characteristics that potentially will surpass those of any relevant benchmark:

“In the short term, the market is a popularity contest. In the long term, the market is a weighing machine.” Ben Graham

Indicator	CTVAX	Russell 2000	± Russell 2000	S&P 500	± S&P 500
Dividend Yield	3.6%	2.1%	+1.5%	2.2%	+1.4%
Price to Earnings (P/E)	6.6	50.5	-43.9	14.7	-8.1
Price to Cash Flow (P/CF)	5.3	12.0	-6.7	8.4	-3.1
Price to Book (P/B)	1.0	1.8	-0.8	2.2	-1.2

Data source: Bloomberg (1)

Insider Activity

We also evaluate open market insider buying transactions, one of the strongest information-based indicators that a company is trading below intrinsic value. Insiders may sell their own company’s stock for a variety of reasons. However, the possible rational reason they buy stock in open market transactions is because they believe the stock will increase in value in excess of market returns. Insider buying shows management conviction in the firm and likely confirms that we have appropriately identified undervalued, outperforming companies. Buying stocks that have a combination of outstanding Earnings Yield, impressive Returns on Invested Capital, and significant insider buying gives me confidence that these securities may thrive over time.

Attractive Portfolio Characteristics

During periods such as those we just experienced, the valuation gap between the performance of companies and the price of their stocks has created outstanding buying opportunities. We have used this opportunity to construct a portfolio of stocks that we believe would be irrational not to hold – offering a higher dividend yield yet trading at a significantly lower price to earnings, cash flow and book value than both the S&P 500 and Russell 2000.

A rational investor would be strongly compelled to purchase a rapidly growing company trading at a 6.6 PE, with a 1X P/B, and 3.6% dividend yield.  We seek to own an entire portfolio of companies with these characteristics.

Calendar Year 2012 Performance

For most of calendar year ended December 31, 2012, we noticed a massive disconnect between the overall performance of the underlying companies that the Catalyst Value Fund holds and the underperformance of their stocks. We saw growth in GDP, book value, and earnings, yet opportunities to buy companies with great free cash flow expanded. While I am disappointed with our returns for the year, I believe that the market has not acted rationally. Our methodology is to ignore trends in the market and focus on those companies that generate the strongest cash flows at below-average prices. We believe this orientation will generate returns that, over time, correlate to the intrinsic value of their holdings, providing returns to shareholders.

The Fund’s total returns for the calendar year ended 12/31/12 and for the period since inception through 12/29/12 as compared to the S&P 500 Total Return Index (2) and Russell 2000 Total Return Value Index (3) were as follows:

	Year Ended (12/31/12)[4]	Since Inception 07/31/06 Class A & C3, 03/27/09 Class I5
Class A without sales charge	10.16%	4.12%
Class A with sales charge	3.79%	3.17%
Class C	9.22%	3.43%
S&P 500 Total Return Index[2]	16.00%	3.97%
Russell 2000 Total Return Value Index[3]	18.05%	3.12%

Data source: 2012 Q4 Fact Sheet

The Fund’s maximum sales charge for Class “A” shares is 5.75%. Investments in mutual funds involve risks. Performance is historic and does not guarantee future results. Investment return and principal value will fluctuate with changing market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month end performance information or the funds prospectus please call the fund, toll free at 1-866-447-4228. You can also obtain a prospectus at www.catalystmutualfunds.com.

Portfolio Holdings

In order to take advantage of the best opportunities in the small-cap arena, we hold a concentrated, conviction-based portfolio with roughly 50% of assets invested in our top ten best ideas. I am very confident holding a focused portfolio of deep value companies where management finds the values in the businesses they manage so compelling that they are motivated to step up and buy significant stock on the open market.

As of December 31st, 2012, the Fund’s top five holdings were as follows (unaudited):

Fund’s Top 5 Holdings	% of Assets
Global Ship Lease, Inc.	11.4%
Visteon Corp. Warrants	7.0%
Perion Network Ltd.	4.6%
Basic Energy Services, Inc.	4.6%
Nicholas Financial Inc.	3.7%

Percentages in the above table are based on market value of the Fund’s portfolio as of December 31, 2012 and are subject to change.

As of December 31st, 2012, the Fund’s equity holdings were divided among economic sectors as follows (unaudited):

Industry[6] (Common Stock)
Aerospace & Defense	2.3%	Metals & Mining	2.3%
Chemicals	2.7%	Metal Fabricate/Hardware	3.2%
Computers	0.2%	Oil & Gas Consumable Fuels	4.9%
Construction & Engineering	0.8%	Oil & Gas Services	8.5%
Consumer Finance	3.6%	Real Estate Investment Trusts (REITs)	6.5%
Household Products/Wares	5.1%	Retail	3.6%
Insurance	1.0%	Semiconductors & Semiconductor Equipment	2.0%
Internet Software & Services	4.5%	Software	2.3%
Investment Companies	2.2%	Textiles & Mortgage Finance	1.8%
Iron/Steel	0.8%	Thrifts & Mortgage Finance	2.2%
Machinery	2.4%	Telecommunication	2.0%
Manufacturing	0.4%	Toys/Games/Hobbies	2.2%
Marine Media	11.8% 3.3%	Transportation	2.7%

		Total Common Stock:	85.4%

Industry[5] (Warrants)		Cash
Auto Components	6.8%	Money Market Fund	2.7%
Chemicals	5.1%
Total Warrants:	11.9%	Total Portfolio:	100%

Percentages in the above table are based on market value of the Fund’s portfolio as of December 31, 2012 and are subject to change.

Summary

We believe we hold an attractive portfolio of stocks that will potentially generate above average returns on invested capital with insider buying while also trading at a discount to fair value. When the market behaves irrationally, as it has throughout 2012 due to many major macroeconomic events, the strategy may underperform. It is easy to get distracted but more important than ever to remember that this strategy seeks to outperform over the long run. Our historical research and past performance gives us confidence that this is the case. The valuation gap between the performance of the companies and the price of their stocks has created outstanding buying opportunities this year. Many of the major market drivers of 2012 have subsided to some extent, giving us more confidence in 2013. We strongly believe that we are well positioned to significantly outperform the market when the stock performance of our holdings begins to correlate with their intrinsic value. Successful investing requires a long-term outlook focused on objective criteria that create value. We have adopted an outlook for the Catalyst Value Fund, and we are glad that you have decided to share in our vision.

Sincerely,

David Miller

Senior Portfolio Manager

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus. To obtain a prospectus or other information about the Fund, please visit www.CatalystMutualFunds.com or call 1-866-447-4228. Please read the prospectus carefully before investing.

(1)

Data from Bloomberg. CTVAX data calculated through end of day 1/2/13, Russell 2000 (IWM) data calculated through end of day 1/2/13, and S&P 500 (SPDR S&P 500 ETF) calculated through end of day 1/3/13.(2) The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index. The Catalyst Value Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.(3) The Russell 2000 Total Return Value Index measures the performance of those Russell 2,000 companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track; and individuals cannot invest directly in any index; although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index. The Catalyst Value Fund may or may not purchase the types of securities represented by the Russell 2000 Total Return Value Index. (4) Since inception returns assume inception date of 07/31/2006. The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Updated performance data to the most recent month-end can be obtained by calling the Fund at 1-866-447-4228. There is a maximum sales load of 5.75% (“sales load”) on certain Class A subscriptions. A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A shares held less than eighteen months after the date of purchase and Class C shares held less than one year after the date of purchase (excluding in each case, shares purchased with reinvested dividends and/or distributions). The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. (5)Since inception returns assume inception date of 03/27/2009. (6) Breakout by GICS Industry Name.

0551-NLD-3/1/2013

Catalyst Value Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the six months ending December 31, 2012, compared to its benchmarks:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception**
Class A	7.17%	10.16%	-1.09%	4.25%	4.12%
Class A with load	1.05%	3.79%	-3.04%	3.03%	3.17%
Class C	6.77%	9.22%	-1.85%	3.59%	3.43%
Class I	7.32%	10.39%	-0.84%	N/A	14.97%
S&P 500 Total Return Index(a)	5.95%	16.00%	10.87%	1.66%	3.97%
Russell 2000 Total Return Index(b)	7.20%	18.05%	11.57%	3.55%	3.12%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust's latest registration statement, the Fund's total annual operating expenses, including the cost of underlying funds, are 1.80% for Class A, 2.55% for class C, and 1.55% for Class I shares. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a) The “S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

(b)The Russell 2000 Total Return Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

** Inception date is July 31, 2006 for Class A and Class C, and March 27, 2009 for Class I

Top 10 Holdings by Industry	% of Net Assets
Marine	11.8%
Oil & Gas Services	8.5%
Chemicals	7.8%
Auto Components	6.8%
Real Estate Investment Trusts	6.5%
Household Products/Wares	5.1%
Oil, Gas & Consumable Fuels	4.9%
Internet Software & Services	4.5%
Retail	3.6%
Consumer Finance	3.6%
Other/Cash & Equivalents	36.9%
100.0%

Catalyst/SMH High Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the six months ending December 31, 2012, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year	Since Inception**
Class A	2.23%	9.14%	8.82%	6.81%
Class A with load	-2.58%	4.03%	7.09%	5.69%
Class C	1.86%	8.36%	7.97%	6.04%
BofA Merrill Lynch U.S. Cash Pay High Yield Index(a)	7.87%	15.43%	11.61%	10.29%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust's latest registration statement, the Fund's total annual operating expenses, including the cost of underlying funds, are 1.46% for Class A, and 2.21% for class C shares. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)The BofA Merrill Lynch US Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market.

** Inception date is May 21, 2008

Top 10 Holdings by Industry	% of Net Assets
Telecommunications	18.2%
Oil & Gas	16.3%
Transportation	10.0%
Lodging	9.8%
Retail	9.6%
Storage/Warehousing	5.4%
Diversified Financial Services	5.0%
Entertainment	4.8%
Semiconductors	4.3%
Home Builders	3.9%
Other/Cash & Equivalents	12.7%
100.0%

Catalyst/SMH Total Return Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the six months ending December 31, 2012, compared to its benchmarks:

	6 Month Return	1 Year Return	3 Year Return	Since Inception**
Class A	3.86%	9.24%	5.80%	0.91%
Class A with load	-2.09%	3.05%	3.75%	-0.38%
Class C	3.48%	8.43%	5.03%	0.16%
S&P 500 Total Return Index(a)	5.95%	16.00%	10.87%	2.83%
Blended Index (b)	6.92%	15.81%	11.39%	6.71%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust's latest registration statement, the Fund's total annual operating expenses, including the cost of underlying funds, are 2.66% for Class A, and 3.41% for class C shares. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)The “S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.
(b) Blended Index reflects an unmanaged portfolio of 50% of the S&P 500 Total Return Index and 50% of the BofA Merrill Lynch U.S. Cash Pay High Yield Index.
** Inception date is May 21, 2008

Top 10 Holdings by Industry	% of Net Assets
Investment Companies	18.5%
Telecommunications	15.2%
Private Equity	13.5%
Retail	10.3%
Oil & Gas	8.9%
Real Estate Investment Trusts	6.1%
Computers	6.1%
Lodging	4.9%
Storage/Warehousing	4.4%
Transportation	4.0%
Other/Cash & Equivalents	8.1%
100.0%

Catalyst/Groesbeck Growth of Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the six months ending December 31, 2012, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	Since Inception**
Class A	4.08%	8.30%	8.63%	8.18%
Class A with load	-1.92%	2.09%	6.51%	6.07%
Class C	3.66%	7.44%	7.71%	7.27%
Class I	4.21%	8.56%	N/A	10.31%
S&P 500 Total Return Index(a)	5.95%	16.00%	10.87%	10.49%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust's latest registration statement, the Fund's total annual operating expenses, including the cost of underlying funds, are 1.99% for Class A, 2.74% for class C, and 1.74% for Class I shares. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)The “S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.
** Inception date is December 30, 2009 for Class A, Class C and S&P 500 Index and November 24, 2010 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Retail	9.4%
Aerospace & Defense	9.2%
Computers	7.0%
Miscellaneous Manufacturing	6.9%
Pharmaceuticals	6.7%
Diversified Financial Services	6.7%
Chemicals	6.5%
Apparel	6.2%
Semiconductors	5.5%
Pipelines	4.1%
Other/Cash & Equivalents	31.8%
100.0%

Catalyst Strategic Insider Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the six months ending December 31, 2012, compared to its benchmark:

	6 Month	1 Year	Since Inception**
Class A	16.20%	13.28%	10.36%
Class A with load	9.53%	6.72%	7.40%
Class C	16.42%	13.02%	10.08%
S&P 400 Mid-Cap Total Return Index(a)	9.25%	17.88%	11.79%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust's latest registration statement, the Fund's total annual operating expenses, including the cost of underlying funds, are 3.61% for Class A, and 4.67% for class C shares. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(b)The “S&P Mid-Cap 400 Index”, a registered trademark of McGraw-Hill Co., Inc., seeks to remain an accurate measure of mid-sized companies, reflecting the risk and return charachteristics of the broader mid-cap universe on an on-going basis.

** Inception date is October 28, 2010.

Top 10 Holdings by Industry (long only)	% of Net Assets
Oil & Gas	13.7%
Chemicals	12.9%
Semiconductors	9.5%
Commercial Services	9.0%
Insurance	7.9%
Pipelines	6.1%
Entertainment	5.8%
Pharmaceuticals	5.8%
Auto Manufacturers	4.8%
Retail	4.6%
Other/Cash & Equivalents	19.9%
100.0%

Catalyst Large Cap Value Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the six months ending December 31, 2012, compared to its benchmark:

	6 Month Return	1 Year	Since Inception**
Class A	10.91%	16.98%	11.15%
Class A with load	4.49%	10.27%	6.62%
Class C	10.42%	18.82%	12.10%
S&P 500 Total Return Index(a)	5.95%	16.00%	9.66%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust's latest registration statement, the Fund's total annual operating expenses, including the cost of underlying funds, are 16.13% for Class A, and 16.88% for class C shares. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)The “S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.
** Inception date is July 29, 2011.

Top 10 Holdings by Industry	% of Net Assets
Healthcare Services	18.0%
Oil & Gas	15.0%
Computers	9.0%
Banks	8.9%
Media	8.8%
Auto Manufacturers	8.4%
Commercial Services	6.4%
Auto Parts & Equipment	3.8%
Internet	3.4%
Pharmaceuticals	3.4%
Other/Cash & Equivalents	14.9%
100.0%

Dear Fellow Shareholders of the Catalyst/Map Global Total Return Fund and Catalyst/MAP Global Capital Appreciation Fund,

The financial markets were able to shrug off a host of problems as they marched higher during the second half of 2012.  A still sluggish U.S. economy (coupled with lackluster employment growth), Europe’s fiscal woes, mounting tensions in the Middle East, continued political bickering in the U.S. and the much talked about “fiscal cliff,” were headlines that gave investors reason to pause.    A low interest rate environment created record low yields for cash and fixed income investments around the world.  Investors, in search of returns, have begun to once again embrace equities, pushing prices higher.    Our holdings of dividend paying stocks and our holdings in several emerging markets such as Thailand and Malaysia aided our performance.  We shunned financials during the year, which, as a group performed well, but we are concerned about the economic headwinds they continue to face as well as their lack of transparency.

We believe equity valuations are reasonable and dividend yields are attractive relative to bond yields.   Looking forward, world Markets continue to deal with the significant leverage that was built up by both sovereign nations, corporations and individuals. The eventual outcome has two scenarios: either inflation or deflation, depending on how these debt's are dealt with. We believe that while both scenarios are likely, a bias does exists for an eventual inflationary outcome. The reason for our bias is simply that governments’ typically resolve these problems by printing more money. Another reason favoring inflation is that it is the only way to kick the can further down the road (a scapegoat can always be found later to blame the inflation). The FED and global Central Banks also could have taken the default deflation path in 2008 and chose not to go down that route. Why would they take it now if not then?

Dealing with these problems through a default/restructuring would cause significant immediate pain versus the softer default of inflation. If we evaluate current headlines around the globe we see that virtually all countries want weaker currencies. This is evidenced by low, and in some cases negative, yields around the globe. Many countries with significant capital inflows are trying to find a way to stop or slow them (Switzerland). We think the end result will be more inflation around the globe - though it will be more like a traveling storm as it will impact different economies at various times.

We continue to feel that defensive equities offer much better long-term risk/reward in either scenario. In our view, stocks offer stronger yield, real assets and better inflation protection over longer-term government paper. Furthermore, with a covered call option overlay we can attempt to achieve junk bond like returns, on a standstill basis, on a portion of our portfolio.

It is our opinion that a trend towards more austerity in developed nations coupled with an expansion in developing nations, is a real long-term trend. Significant noise will continue about the inflation/deflation debate. We think focusing on value names with a catalyst, along with compelling dividend yields and selective covered call writing can prepare us for solid long-term returns with more inflation protection than longer dated bonds.

Thank you for the confidence you have placed in us and we intend to continue to work diligently and ethically to maintain your trust.

Michael S. Dzialo, Peter J. Swan, Karen M. Culver

0397-NLD-2/6/2013

Catalyst/MAP Global Capital Appreciation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the six months ending December 31, 2012, compared to its benchmark:

	6 Month Return	1 Year	Since Inception**
Class A	13.03%	18.10%	9.18%
Class A with load	6.54%	11.25%	4.73%
Class C	12.61%	17.21%	8.34%
MSCI All Country World Stock Index (a)	9.92%	16.31%	3.13%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust's latest registration statement, the Fund's total annual operating expenses, including the cost of underlying funds, are 3.56% for Class A, and 4.31% for class C shares. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)The “MSCI World Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.

** Inception date is July 29, 2011.

Top 10 Holdings by Industry	% of Net Assets
Food	9.3%
Pharmaceuticals	8.3%
Telecommunications	7.9%
Oil & Gas	7.7%
Beverages	6.8%
Retail	6.8%
Internet	4.5%
Water	4.3%
Agriculture	4.1%
Software	3.8%
Other/Cash & Equivalents	36.5%
100.0%

Catalyst/MAP Global Total Return Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the six months ending December 31, 2012, compared to its benchmark:

	6 Month Return	1 Year	Since Inception**
Class A	10.06%	12.08%	8.33%
Class A with load	3.72%	5.61%	3.92%
Class C	9.71%	11.35%	7.53%
Blended Index(a)	5.28%	8.81%	2.55%
MSCI All Country World Stock Index(b)	9.92%	16.13%	3.13%
BofAML US Corporate & Government 1-3 yrs.(c)	0.78%	1.48%	1.18%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust's latest registration statement, the Fund's total annual operating expenses, including the cost of underlying funds, are 2.82% for Class A, and 3.57% for class C shares. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)The Blended Index reflects 50% of the MSCI All Country World Stock Index and 50% of the BofA Merrill Lynch U.S. Corporate & Government 1-3 Yrs Index.

(b)The “MSCI World Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.

(c) BofA Merrill Lynch US Corporate & Government 1-3 years "BofAML US Corporate & Government 1-3 yrs.", This Index tracks the performance of U.S. dollar-denominated investment grade government and coprorate public debt issued in the U.S. Domestic bond market with less than 3 yrs remaining to maturity.

** Inception date is July 29, 2011.

Top 10 Holdings by Industry	% of Net Assets
Telecommunications	11.8%
Retail	7.2%
Oil & Gas	6.9%
Food	6.7%
Lodging	6.0%
Beverages	5.7%
Commercial Services	5.1%
Diversified Financial Services	4.4%
Media	4.0%
Water	3.5%
Other/Cash & Equivalents	38.7%
100.0%

Catalyst/CP Core Equity Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the six months ending December 31, 2012, compared to its benchmark:

	6 Month Return	1 Year	Since Inception**
Class A	5.23%	12.62%	12.08%
Class A with load	-0.80%	6.13%	5.78%
Class C	4.84%	11.78%	11.26%
S&P 500 Total Return Index(a)	5.95%	16.00%	15.95%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust's latest registration statement, the Fund's total annual operating expenses, including the cost of underlying funds, are 1.81% for Class A, and 2.56% for class C shares. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)The “S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.
** Inception date is December 22, 2011.

Top 10 Holdings by Industry	% of Net Assets
Internet	18.5%
Retail	10.6%
Home Builders	9.2%
Chemicals	8.9%
Food	8.9%
Telecommunications	6.1%
Commercial Services	5.7%
Media	5.1%
Pharmaceuticals	5.0%
Biotechnology	4.2%
Other/Cash & Equivalents	17.8%
100.0%

Catalyst Insider Long/Short Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the period ending December 31, 2012, compared to its benchmark:

	6 Month Return	Since Inception**
Class A	0.00%	1.20%
Class A with load	-1.39%	-0.30%
Class C	-0.40%	0.70%
S&P 500 Total Return Index (a)	5.95%	3.69%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust's latest registration statement, the Fund's total annual operating expenses, including the cost of underlying funds, are 2.90% for Class A, and 3.65% for class C shares. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a) The “S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.
** Inception date is April 30, 2012.

Top 10 Holdings by Industry (long only)	% of Net Assets
Oil & Gas Services	9.3%
Oil & Gas	7.6%
Commercial Services	6.7%
Transportation	6.3%
Biotechnology	5.8%
Telecommunications	5.6%
Real Estate Investment Trusts	5.4%
Pharmaceuticals	5.3%
Computers	4.3%
Semiconductors	4.1%
Other/Cash & Equivalents	39.6%
100.0%

Catalyst Event Arbitrage Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the period ending December 31, 2012, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception**
Class A	1.24%	-3.21%	0.68%	-0.41%	6.38%
Class A with load	-4.58%	8.79%	-1.30%	-0.78%	5.97%
Class C	N/A	N/A	N/A	N/A	0.35%
S&P 500 Index(a)	5.95%	16.00%	10.87%	1.66%	4.96%
BofAML 3-Month T-Bill(b)	0.07%	0.11%	0.11%	0.52%	2.76%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust's latest registration statement, the Fund's total annual operating expenses, including the cost of underlying funds, are 1.90% for Class A, and 2.65% for class C shares. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a) The “S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.
(b) BofA Merrill Lynch 3-Month U.S. Treasury Bill Index "BofAML 3-Month T-Bill", is an index of short-term U.S. Government securities with a remaining final maturity of less than three months.

** Inception date is July 1 , 1997 for Class A (performance prior to July 2, 2012 represents the Fund's predecessor limited partnership) and , S&P 500 Index and BofAML 3-Month T-Bill, and is July 2, 2012 for Class C.

Top 10 Holdings by Industry (long only)	% of Net Assets
Mining	11.3%
Oil & Gas	9.3%
Real Estate Investment Trusts	7.4%
Healthcare-Products	4.8%
Insurance	4.3%
Commercial Services	3.7%
Food	3.5%
Diversified Financial Services	3.5%
Equity Funds	3.1%
Pharmaceuticals	2.9%
Other/Cash & Equivalents	46.2%
100.0%

Catalyst/Lyons Tactical Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the period ending December 31, 2012, compared to its benchmark:

Since Inception**
Class A	6.18%
Class A with load	0.80%
Class C	5.90%
S&P 500 Total Return Index (a)	5.68%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust's latest registration statement, the Fund's total annual operating expenses, including the cost of underlying funds, are 1.95% for Class A, and 2.70% for class C shares. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a) The “S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.
** Inception date is July 2, 2012.

Top 10 Holdings by Industry	% of Net Assets
Semiconductors	23.8%
Pharmaceuticals	15.1%
Retail	7.5%
Machinery-Diversified	4.3%
Oil & Gas	4.3%
Telecommunications	4.0%
Miscellaneous Manufacture	4.0%
Distribution/Wholesale	4.0%
Aerospace/Defense	4.0%
Transportation	3.9%
Other/Cash & Equivalents	25.1%
100.0%

CATALYST FUNDS
CATALYST VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	COMMON STOCK - 85.3%
	AEROSPACE & DEFENSE - 2.3%
80,000	Exelis, Inc.	$ 901,600

	APPAREL - 0.0%
1,500	Rocky Brands, Inc. *	19,530

	CHEMICALS - 2.7%
55,000	Kronos Worldwide, Inc. †	1,072,500

	COMPUTERS - 0.2%
9,925	NetSol Technologies, Inc. *	59,054

	CONSTRUCTION & ENGINEERING - 0.8%
48,501	KHD Humboldt Wedag International *	300,824

	CONSUMER FINANCE - 3.6%
114,443	Nicholas Financial, Inc.	1,419,093

	HOUSEHOLD PRODUCTS/WARES - 5.1%
165,000	ACCO Brands Corp. *	1,212,750
50,000	Blyth, Inc. †	777,500
		1,990,250
	INSURANCE - 1.0%
25,000	State Auto Financial Corp.	373,500

	INTERNET SOFTWARE & SERVICES - 4.5%
196,824	Perion Network Ltd. *	1,759,606

	INVESTMENT COMPANIES - 2.2%
30,000	Home Loan Servicing Solutions Ltd.	567,000
26,100	Prospect Capital Corp.	283,707
		850,707
	IRON/STEEL - 0.8%
70,000	AK Steel Holding Corp. †	322,000

	MACHINERY-DIVERSIFIED - 2.4%
55,000	Twin Disc, Inc. †	958,650

	MANUFACTURING - 0.4%
12,248	NL Industries, Inc.	140,240

	MARINE - 11.8%
66,900	Box Ships, Inc.	274,290
1,482,686	Global Ship Lease, Inc. *	4,359,097
		4,633,387

	MEDIA - 3.3%
635,685	Emmis Communications Corp. *	1,252,299
6,300	Salem Communications Corp. - Class A	34,398
		1,286,697

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	COMMON STOCK - 85.3% (Continued)
	METAL FABRICATE/HARDWARE - 3.2%
18,723	Lawson Products, Inc.	$ 185,358
49,100	Olympic Steel, Inc.	1,087,074
		1,272,432
	METALS & MINING - 2.3%
300,200	Energold Drilling Corp. *	902,101

	OIL, GAS & CONSUMABLE FUELS - 4.9%
15,000	LRR Energy LP †	257,850
10,000	Recovery Energy, Inc. *	19,900
55,000	Swift Energy Co. *	846,450
50,000	W&T Offshore, Inc.	801,500
		1,925,700
	OIL & GAS SERVICES - 8.5%
155,000	Basic Energy Services, Inc. *†	1,768,550
5,000	Forbes Energy Services Ltd. *	12,650
120,000	Pioneer Energy Services Corp. *	871,200
90,000	TETRA Technologies, Inc. *	683,100
		3,335,500
	REAL ESTATE INVESTMENT TRUSTS - 6.5%
10,000	American Capital Agency Corp.	289,400
65,000	Invesco Mortgage Capital, Inc.	1,281,150
90,000	Two Harbors Investment Corp.	997,200
		2,567,750
	RETAIL - 3.6%
105,000	Body Central Corp. *	1,045,800
85,000	Roundy's, Inc. †	378,250
		1,424,050
	SEMICONDUCTORS - 2.0%
159,089	Ultra Clean Holdings *	781,127

	SOFTWARE - 2.3%
269,829	Gravity Co. Ltd. - ADR *	358,872
145,500	Innodata, Inc. *	549,990
		908,862
	TELECOMMUNICATIONS - 2.0%
60,000	NTELOS Holdings Corp.	786,600

	TEXTILES, APPAREL & LUXURY GOODS - 1.8%
74,445	Hallwood Group, Inc. *	684,894

	THRIFTS & MORTGAGE FINANCE - 2.2%
1,044,477	WMI Holdings Corp. *	877,361

	TOYS/GAMES/HOBBIES - 2.2%
100,000	LeapFrog Enterprises, Inc. - Class A *	863,000

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares			Value
	COMMON STOCK - 85.3% (Continued)
	TRANSPORTATION - 2.7%
16,400	Air Transport Services Group, Inc. *		$ 65,764
20,000	Pacer International, Inc. *		78,000
120,000	Quality Distribution, Inc. *		720,000
130,000	Radiant Logistics, Inc. *		184,600
			1,048,364

	TOTAL COMMON STOCK (Cost - $37,293,752)		33,465,379
	.	Expiration Date -
	WARRANTS - 11.9%	Exercise Price
	AUTO COMPONENTS - 6.8%
337,642	Visteon Corp. *†	10/05/2015 - $58.80	2,684,254

	CHEMICALS - 5.1%
18,063	Tronox Ltd. - Class A*	02/14/2018 - $62.13	891,048
22,848	Tronox Ltd. - Class B*	02/14/2018 - $68.56	1,096,701
			1,987,749
	TOTAL WARRANTS (Cost - $10,113,171)		4,672,003

	SHORT-TERM INVESTMENT - 11.7%
4,582,932	Fidelity Institutional Money Market Portfolio, Class I, 0.18% **(a)
	TOTA SHORT-TERM INVESTMENTS (Cost - $4,582,932)		4,582,932

	TOTAL INVESTMENTS - 108.9% (Cost - $51,989,855) (b)		$ 42,720,314
	OTHER LIABILITIES LESS ASSETS - (8.9%)		(3,477,177)
	NET ASSETS - 100.0%		$ 39,243,137

* Non-income producing security.
** Rate shown represents the rate at December 31, 2012, is subject to change and resets daily.
† Security, or a portion of the security, is out on loan at December 31, 2012. Total loaned securities had a market value of $4,218,645 at December 31, 2012.
ADR American Depositary Receipt.
(a) A portion of this security was purchased with cash received as collateral for securities on loan at December 31, 2012. Total collateral had a Market Value of $4,169,118 on December 31, 2012.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $51,994,893 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 2,517,375
	Unrealized depreciation	(11,791,954)
	Net unrealized depreciation	$ (9,274,579)

As of December 31, 2012, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer		Percentage
BRITAIN		11.1%
CANADA		2.3%
CAYMAN ISLANDS		1.4%
GERMANY		0.8%
GREECE		0.8%
ISRAEL		4.6%
SOUTH KOREA		0.9%
UNITED STATES		75.6%
	Total Equity Holdings	97.5%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	COMMON STOCK - 0.0%
	LODGING - 0.0%
460	Trump Entertainment Resorts Inc. *#	$ -
	TOTAL COMMON STOCK (Cost - $613,544)	-

Principal	CONVERTIBLE BONDS - 3.5%
	INVESTMENT COMPANIES - 3.5%
$ 4,077,000	Prospect Capital Corp., 5.50%, 8/15/2016	4,161,088
	TOTAL CONVERTIBLE BONDS (Cost - $4,048,294)	4,161,088

	CORPORATE BONDS - 87.3%
	DIVERSIFIED FINANCIAL SERVICES - 5.0%
5,542,000	Icahn Enterprises Finance Corp., 8.00%, 1/15/2018	5,950,723

	ENTERTAINMENT - 4.8%
5,659,000	American Casino & Entertainment Properties LLC., 11.00%, 6/15/2014	5,814,622

	HOME BUILDERS - 3.9%
4,500,000	Beazer Homes USA Inc., 9.125%, 5/15/2019	4,708,125

	LODGING - 9.8%
5,699,000	Caesars Entertainment Operating Co. Inc., 11.25%, 6/1/2017	6,105,054
5,916,000	Marina District Finance Co., Inc., 9.875%, 8/15/2018	5,657,175
		11,762,229
	OIL & GAS - 16.3%
12,863,000	ATP Oil & Gas Corp/United States, 11.875%, 5/1/2015 †	1,414,930
3,410,000	BreitBurn Energy Partners LP, 8.625%, 10/15/2020	3,716,900
5,937,000	Comstock Resources, Inc., 8.375%, 10/15/2017	6,233,850
3,856,000	Penn Virginia Corp., 10.375%, 6/15/2016	4,034,340
3,743,000	United Refining Co., 10.50%, 2/28/2018	4,061,155
		19,461,175
	RETAIL - 9.6%
5,944,000	JC Penney Corp. Inc., 5.65%, 6/10/2020	5,148,990
10,121,000	RadioShack Corp., 6.75%, 5/15/2019	6,312,974
		11,461,964
	SEMICONDUCTORS - 4.3%
3,859,000	Amkor Technology Inc., 7.375%, 5/1/2018	3,979,594
8,669,000	Energy Conversion Devices Inc. †#	1,148,642
		5,128,236
	STORAGE/WAREHOUSING - 5.4%
6,257,000	Niska Gas Storage US LLC., 8.875%, 3/15/2018	6,429,068

	TELECOMMUNICATIONS - 18.2%
6,346,000	Cricket Communications Inc., 7.75%, 10/15/2020	6,472,920
3,284,000	ITC DeltaCom, Inc., 10.50%, 4/1/2016	3,513,880
6,230,000	Level 3 Financing, Inc., 10.00%, 2/1/2018	5,831,450
7,807,000	NII Capital Corp., 7.625% 4/1/2021	5,913,802
		21,732,052
	TRANSPORTATION - 10.0%
6,037,000	Navios Maritime Holdings Inc., 8.875%, 11/1/2017	6,021,907
5,540,000	PHI, Inc., 8.625%, 10/15/2018	5,927,800
		11,949,707

	TOTAL CORPORATE BONDS (Cost - $116,704,303)	104,397,901

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
SHORT-TERM INVESTMENTS - 8.0%
9,545,538	Fidelity Institutional Money Market Portfolio, Class I, 0.18%**	$ 9,545,538
TOTAL SHORT-TERM INVESTMENTS (Cost - $9,545,538)		9,545,538

TOTAL INVESTMENTS - 98.8% (Cost - $130,911,679) (a)		$ 118,104,527
OTHER ASSETS LESS LIABILITIES - 1.2%		1,440,414
NET ASSETS - 100.0%		$ 119,544,941

* The security is illiquid; the security represents 0.00% of net assets
** Rate shown represents the rate at December 31, 2012, is subject to change and resets daily
† Represents issuer in default on interest payments; non-income producing security.
# The value of this security has been determined in good faith under policies of the Board of Trustees.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $130,912,903, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation		$ 2,753,527
Unrealized depreciation		(15,561,903)
Net unrealized depreciation		$ (12,808,376)

As of December 31, 2012, the Fund's equity and debt holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer		Percentage
MARSHALL ISLANDS		5.0%
UNITED STATES		85.8%
	Total Debt and Equity Holdings	90.8%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	COMMON STOCK - 54.7%
	BANKS - 1.5%
87,100	Banco Santander SA - ADR	$ 711,607

	COMPUTERS - 6.1%
4,800	Apple Inc. (a)	2,558,544
27,100	Hewlett-Packard Co.	386,175
		2,944,719
	INVESTMENT COMPANIES - 18.2%
123,463	Apollo Investment Corp.	1,032,151
86,100	Ares Capital Corp.	1,506,750
108,000	Fifth Street Finance Corp.	1,125,360
116,675	PennantPark Investment Corp.	1,282,841
211,900	Prospect Capital Corp.	2,303,353
64,700	Solar Capital Ltd.	1,546,977
		8,797,432
	LODGING - 0.0%
121	Trump Entertainment Resorts Inc. *^#	-

	OIL & GAS - 1.2%
35,000	Chesapeake Energy Corp.	581,700

	PRIVATE EQUITY - 13.5%
186,900	American Capital Ltd. *	2,242,800
104,860	Blackstone Group LP	1,634,767
594,004	Fortress Investment Group LLC - Class A	2,607,678
		6,485,245
	REAL ESTATE INVESTMENT TRUSTS - 6.1%
705,100	Chimera Investment Corp.	1,840,311
68,300	CommonWealth REIT	1,081,872
		2,922,183
	SEMICONDUCTORS - 2.1%
141,500	Marvell Technology Group Ltd.	1,027,290

	TELECOMMUNICATIONS - 3.8%
29,325	Cellcom Israel Ltd.	242,811
68,400	Corning Inc.	863,208
55,102	Telefonica SA - ADR	743,326
		1,849,345
	TOYS/GAMES/HOBBIES - 2.2%
120,000	LeapFrog Enterprises Inc. - Class A *	1,035,600

	TOTAL COMMON STOCK (Cost - $32,533,331)	26,355,121

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Principal		Value
	CONVERTIBLE BONDS - 0.3%
	INVESTMENT COMPANIES - 0.3%
157,000	Prospect Capital Corp., 5.50%, 8/15/2016	$ 160,238

	TOTAL CORPORATE BONDS (Cost - $159,497)	160,238

	CORPORATE BONDS - 44.2%
	LODGING - 4.9%
2,471,000	Marina District Finance Co. Inc., 9.875%, 8/15/2018	2,362,894

	OIL & GAS - 7.7%
6,019,000	ATP Oil & Gas Corp., 11.875%, 5/1/2015 †	662,090
1,300,000	Penn Virginia Corp., 10.375%, 6/15/2016	1,360,125
1,532,000	United Refining Co., 10.50%, 2/28/2018	1,662,220
		3,684,435
	RETAIL - 10.3%
2,700,000	JC Penney Corp. Inc., 5.65%, 6/1/2020	2,338,875
4,228,000	RadioShack Corp., 6.75%, 5/15/2019	2,637,215
		4,976,090
	SEMICONDUCTORS - 1.5%
5,543,000	Energy Conversion Devices Inc. †#	734,448

	STORAGE/WAREHOUSING - 4.4%
2,077,000	Niska Gas Storage US LLC., 8.875%, 3/15/2018	2,134,118

	TELECOMMUNICATIONS - 11.4%
2,086,000	Cricket Communications Inc., 7.75%, 10/15/2020	2,127,720
496,000	ITC DeltaCom. Inc., 10.50%, 4/1/2016	530,720
280,000	Level 3 Financing, Inc., 10.00%, 2/1/2018	312,200
3,307,000	NII Capital Corp., 7.625%, 4/1/2021	2,505,052
		5,475,692
	TRANSPORTATION - 4.0%
1,955,000	Navios Maritime Holdings Inc., 8.875%, 11/1/2017	1,950,112

	TOTAL CORPORATE BONDS (Cost - $28,124,941)	21,317,789

Shares
	SHORT-TERM INVESTMENTS - 2.4%
1,153,716	Fidelity Institutional Money Market Portfolio, Class I, 0.18%**	1,153,716
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,153,716)	1,153,716

	TOTAL INVESTMENTS - 101.6% (Cost - $61,971,485) (c)	$ 48,986,864
	OTHER LIABILITIES LESS ASSETS - (1.6%)	(757,606)
	NET ASSETS - 100.0%	$ 48,229,258

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Expiration Date -
Contracts(b)		Exercise Price	Value
CALL OPTIONS WRITTEN - (0.1%)
48	Apple, Inc.	01/19/2013 - $535.00	$ 73,200
	TOTAL CALL OPTIONS WRITTEN (Premiums - $64,510)		$ 73,200

* Non-income producing security.
** Rate shown represents the rate at December 31, 2012, is subject to change and resets daily
^ The security is illiquid; the security represents 0.00% of net assets
# The value of this security has been determined in good faith under policies of the Board of Trustees.
† Represents issuer in default on interest payments; non-income producing security.
ADR American Depositary Receipt.
(a) All or portion of this security is segregated as collateral for call options written.
(b) Each contract is equivalent to 100 shares of common stock.

(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written is $61,870,003 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$ 1,590,413
Unrealized depreciation	(14,546,752)
Net unrealized depreciation	$ (12,956,339)

As of December 31, 2012, the Fund's equity and debt holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer		Percentage
BERMUDA		2.1%
ISRAEL		0.5%
MARSHALL ISLANDS		4.1%
SPAIN		3.0%
UNITED STATES		89.5%
	Total Debt and Equity Holdings	99.2%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	COMMON STOCK - 99.3%
	AEROSPACE/DEFENSE - 9.2%
6,045	General Dynamics Corp.	$ 418,737
5,575	L-3 Communications Holdings, Inc.	427,156
5,295	United Technologies Corp.	434,243
		1,280,136
	APPAREL - 6.2%
6,990	Coach, Inc.	388,015
3,100	VF Corp.	468,007
		856,022
	CHEMICALS - 6.5%
6,000	Ecolab, Inc.	431,400
4,285	Praxair, Inc.	468,993
		900,393
	COMPUTERS - 7.0%
800	Apple, Inc.	426,424
2,830	International Business Machines Corp.	542,086
		968,510
	COSMETICS PERSONAL CARE - 2.8%
3,760	Colgate-Palmolive Co.	393,070

	DIVERSIFIED FINANCIAL SERVICES - 6.7%
2,350	BlackRock, Inc. - Class A	485,768
6,750	T Rowe Price Group, Inc.	439,627
		925,395
	FOOD - 3.1%
6,800	McCormick & Co., Inc.	432,004

	HEALTHCARE-SERVICES - 2.9%
7,430	UnitedHealth Group, Inc.	403,003

	HOUSEHOLD PRODUCTS/WARES - 3.4%
7,415	Tupperware Brands Corp.	475,302

	MEDIA - 3.8%
11,025	Time Warner, Inc.	527,326

	MISCELLANEOUS MANUFACTURING - 6.9%
7,525	Dover Corp.	494,468
7,760	Illinois Tool Works, Inc.	471,886
		966,354
	OIL & GAS - 3.0%
3,890	Chevron Corp.	420,665

	PACKAGING & CONTAINERS - 3.8%
7,480	Rock-Tenn Co.	522,927

	PHARMACEUTICALS - 6.7%
8,450	Abbott Laboratories	553,475
10,180	Teva Pharmaceutical Industries Ltd. - ADR	380,121
		933,596
	PIPELINES - 4.1%
7,539	Kinder Morgan Management LLC *	568,893

	REAL ESTATE INVESTEMENT TRUSTS - 3.1%
6,700	Ventas, Inc.	433,624

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	COMMON STOCK - 99.3% (Continued)
	RETAIL - 9.4%
10,350	Buckle, Inc.	462,024
4,610	McDonald's Corp.	406,648
6,350	Wal-Mart Stores, Inc.	433,261
		1,301,933

	SEMICONDUCTORS- 5.5%
15,260	Intel Corp.	314,814
7,250	QUALCOMM, Inc.	449,645
		764,459
	SOFTWARE - 2.5%
13,190	Microsoft Corp.	352,569

	TRANSPORTATION - 2.7%
18,975	CSX Corp.	$ 374,377

	TOTAL COMMON STOCK (Cost - $12,187,758)	13,800,558
Shares
	SHORT-TERM INVESTMENT - 3.4%
470,746	Fidelity Institutional Money Market Portfolio, Class I, 0.18% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $470,746)	$ 470,746

	TOTAL INVESTMENTS - 102.7% (Cost - $12,658,504)(a)	$ 14,271,304
	OTHER LIABILITIES LESS ASSETS - (2.7%)	(370,992)
	NET ASSETS - 100.0%	$ 13,900,312

* Non-income producing security.
** Rate shown represents the rate at December 31, 2012, is subject to change and resets daily.
ADR American Depositary Receipt.
LLC Limited Liability Company.
REIT Real Estate Investment Trust

(a)Represents cost for financial purposes. Aggregate cost for federal tax purposes is $12,658,504 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation	$ 1,833,175
Unrealized depreciation	(220,375)
Net unrealized appreciation	$ 1,612,800

As of December 31, 2012, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer		Percentage
Israel		2.7%
United States		96.6%
	Total Equity Holdings	99.3%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST STRATEGIC INSIDER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	COMMON STOCK - 103.9%
	AEROSPACE/DEFENSE - 3.1%
1,980	Esterline Technologies Corp. (a)	$ 125,948

	AGRICULTURE - 3.0%
4,514	Archer-Daniels-Midland Co. (a)	123,638

	AUTO MANUFACTURERS - 4.8%
6,600	Oshkosh Corp. *(a)	195,690

	CHEMICALS - 12.9%
1437	Air Products & Chemicals, Inc. (a)	120,737
6,479	Chemtura Corp. *	137,744
5,556	Kronos Worldwide, Inc. †	108,342
4,241	Tronox Ltd.	77,398
6,977	Valhi Inc. (a)	87,213
		531,434
	COMMERCIAL SERVICES - 9.0%
4718	CoreLogic, Inc. (a)	127,009
2300	Corporate Executive Board Co.	109,158
10,000	Western Union Co.	136,100
		372,267
	ENTERTAINMENT - 5.8%
8,371	International Game Technology	118,617
2,436	Penn National Gaming, Inc.	119,632
		238,249
	HOME FURNISHINGS - 4.2%
5,419	Tempur-Pedic International, Inc. *(a)	170,644

	INSURANCE - 7.9%
20430	Genworth Financial, Inc. - Class A (a)	153,429
5507	Hartford Financial Services Group, Inc.	123,577
4,583	Old Republic International Corp. (a)	48,809
		325,815
	INVESTMENT COMPANIES - 2.9%
10,957	Prospect Capital Corp. (a)	119,103

	MINING - 2.3%
6,000	Gold Resource Corp. †	92,460

	OIL & GAS - 13.7%
1,458	Apache Corp. (a)	114,453
3,481	Berry Petroleum Co. (a)	116,787
2,226	Contango Oil & Gas Co. (a)	94,293
3,040	Tesoro Corp.	133,912
6,634	W&T Offshore, Inc.	106,343
		565,788
	OIL & GAS SERVICES - 3.0%
1,594	CARBO Ceramics, Inc. †(a)	124,874

	PHARMACEUTICALS - 5.8%
1,744	Mead Johnson Nutrition Co. - Class A (a)	114,912
4,575	Questcor Pharmaceuticals, Inc. (a)	122,244
		237,156

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST STRATEGIC INSIDER FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	COMMON STOCK - 103.9% (Continued)
	PIPELINES- 6.1%
3,459	Genesis Energy LP (a)	$ 123,555
3,000	NuStar Energy LP	127,440
		250,995
	REAL ESTATE INVESTMENT TRUSTS - 2.8%
14,362	MFA Financial, Inc.	116,476

	RETAIL - 4.6%
2,400	Dollar Tree, Inc. *	97,344
2,800	GNC Holdings, Inc. - Class A	93,184
		190,528
	SEMICONDUCTORS - 9.5%
12,014	Cypress Semiconductor Corp. (a)	130,232
7,342	International Rectifier Corp. (a)	130,174
15,700	Intersil Corp. - Class A (a)	130,153
		390,559
	TELECOMMUNICATIONS - 2.5%
8,483	NII Holdings Inc. *†(a)	60,484
4,903	Windstream Corp. †	40,597
		101,081

	TOTAL COMMON STOCK (Cost - $4,071,732)	4,272,705

	SHORT-TERM INVESTMENTS - 30.7%
1,263,053	Fidelity Institutional Money Market Portfolio, Class I, 0.18% ** (b)	1,263,053
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,263,053)

	TOTAL INVESTMENTS - 134.6% (Cost - $5,334,785) (d)	$ 5,535,758
	OTHER LIABILITIES LESS ASSETS - (34.6%)	(1,422,265)
	NET ASSETS - 100.0%	$ 4,113,493

	SECURITIES SOLD SHORT - (11.4%)
	AUTO MANUFACTURERS - (3.7%)
4,450	Tesla Motors, Inc.	$ 150,721

	COMMERCIAL SERVICES - (0.5%)
223	CoStar Group, Inc.	19,930

	FOOD - (0.4%)
344	United Natural Foods, Inc.	18,435

	HEALTHCARE-PRODUCTS - (0.3%)
526	Align Technology, Inc.	14,597

	HEALTHCARE-SERVICES - (0.5%)
513	Air Methods Corp.	18,925

	INTERNET - (2.7%)
3,000	Facebook, Inc. - Class A	79,890
447	Liquidity Services, Inc.	18,264
659	TIBCO Software, Inc.	14,505
		112,659

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST STRATEGIC INSIDER FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares			Value
	SECURITIES SOLD SHORT - (11.4%) (Continued)
	PHARMEACEUTICALS - (0.6%)
467	BioMarin Pharmaceutical, Inc.		$ 23,000

	REAL ESTATE INVESTMENT TRUSTS - (0.4%)
127	AvalonBay Communities, Inc.		17,220

	RETAIL - (0.7%)
1,369	Barnes & Noble, Inc.		20,657
219	Sears Holding Corp.		9,058
			29,715
	SOFTWARE - (1.6%)
798	Aspen Technology, Inc.		22,057
235	Cerner Corp.		18,245
824	Cornerstone OnDemand, Inc.		24,333
			64,635

	TOTAL SECURITIES SOLD SHORT (Cost - $452,635)		469,837

		Expiration Date -
Contracts( c)		Exercise Price
	CALL OPTIONS WRITTEN - (3.1)%
2	iShares Russell 2000 Index Fund	01/19/2013 - $72.00	$ 2,509
190	iShares Russell 2000 Index Fund	02/16/2013 - $81.00	85,690
190	iShares Russell 2000 Index Fund	02/16/2013 - $85.00	36,480
5	iShares Russell 2000 Index Fund	02/16/2013 - $77.00	3,700
	TOTAL CALL OPTIONS WRITTEN (Premiums - $129,544)		$ 128,379

* Non-income producing security.
** Rate shown represents the rate at December 31, 2012, is subject to change and resets daily.
† Security, or a portion of the security, is out on loan at December 31, 2012. Total loaned securities had a market value of $415,315 at December 31, 2012.
LP Limited Partnership
(a) All or a portion of this security is segregated as collateral for call options written and securities sold short.
(b) A portion of this security was purchased with cash received as collateral for securities on loan at December 31, 2012. Total collateral had a Market Value of $418,156 on December 31, 2012.
(c) Each contract is equivalent to 100 shares of common stock.

(d)Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short and call options written, is $4,890,282 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$ 371,408
Unrealized depreciation	(324,148)
Net unrealized appreciation	$ 47,260

As of December 31, 2012, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer		Short Percentage	Long Percentage
UNITED STATES		(11.4)%	103.7%
	Total Equity Holdings	(11.4)%	103.7%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCK - 102.2%
	AUTO MANUFACTURERS - 8.4%
1,211	Ford Motor Co.	$ 15,683
871	General Motors Co. *	25,111
		40,794
	AUTO PARTS & EQUIPMENT - 3.8%
485	Delphi Automotive PLC *	18,551

	BANKS - 8.9%
205	Capital One Financial Corp.	11,876
400	JPMorgan Chase & Co.	17,588
408	Wells Fargo & Co.	13,945
		43,409
	BEVERAGES - 3.3%
263	Beam, Inc.	16,067

	CHEMICALS - 3.0%
175	Air Products & Chemicals, Inc.	14,704

	COMMERCIAL SERVICES - 6.4%
2,300	Western Union Co.	31,303

	COMPUTERS - 9.0%
34	Apple Inc.	18,123
1,795	Hewlett-Packard Co.	25,579
		43,702
	HEALTHCARE SERVICES - 18.0%
423	Aetna, Inc.	19,585
300	Cigna Corp.	16,038
607	HCA Holdings, Inc.	18,313
238	Humana, Inc.	16,334
283	WellPoint, Inc.	17,240
		87,510
	INTERNET - 3.4%
883	Symantec Corp. *	16,609

	MEDIA - 8.8%
590	DISH Network Corp.	21,476
182	Starz - Liberty Capital	21,114
		42,590
	OFFICE/BUSINESS EQUIPMENT - 2.1%
1,500	Xerox Corp.	10,230

	OIL & GAS - 15.0%
385	BP PLC - ADR	16,031
247	Diamond Offshore Drilling, Inc.	16,786
385	Hess Corp.	20,390
370	Phillips 66	19,647
		72,854
	PHARMACEUTICALS - 3.4%
463	Forest Laboratories, Inc. *	16,353

	REAL ESTATE INVESTEMENT TRUSTS - 2.8%
476	American Capital Agency Corp.	13,775

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	SOFTWARE - 3.0%
543	Microsoft Corp.	$ 14,514

	TELECOMMUNICATIONS - 2.9%
1,124	Corning, Inc.	14,185

	TOTAL COMMON STOCK (Cost $463,322)	497,150

	SHORT-TERM INVESTMENTS - 0.3%
1,319	Fidelity Institutional Money Market Portfolio, Class I, 0.18% **	1,319
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,319)

	TOTAL INVESTMENTS - 102.5% (Cost - $464,641) (a)	$ 498,469
	OTHER LIABILITIES LESS ASSETS - (2.5%)	(12,103)
	NET ASSETS - 100.0%	$ 486,366

* Non-income producing security.
** Rate shown represents the rate at December 31, 2012, is subject to change and resets daily
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $464,641 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 49,553
	Unrealized depreciation	(15,725)
	Net unrealized appreciation	$ 33,828

As of December 31, 2012, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer		Percentage
BRITAIN		7.1%
UNITED STATES		95.1%
	Total Equity Holdings	102.2%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	COMMON STOCK - 89.1%
	ADVERTISING - 2.7%
44,500	Havas SA	$ 244,720

	AGRICULTURE - 4.1%
148,500	Afgri Ltd.	93,313
21,445	GrainCorp Ltd.	274,989
		368,302
	AUTO MANUFACTURERS - 3.6%
25,000	Ford Motor Co. (a)	323,750

	BEVERAGES - 6.8%
4,565	Corby Distilleries Ltd. - Class B	78,749
4,000	Distell Group Ltd.	49,958
3,055	Heineken Holding NV	166,977
3,600	Molson Coors Brewing Co. - Class B	154,044
219,600	Oldtown Bhd	162,294
		612,022
	COMMERCIAL SERVICES - 2.6%
201,000	Bangkok Expressway PCL	228,260

	COMPUTERS - 1.8%
29,500	Brocade Communications Systems, Inc. *(a)	157,235

	DIVERSIFIED FINANANCIAL SERVICES - 1.2%
11,731	JSE Ltd.	108,220

	ELECTRIC - 3.3%
14,305	GDF Suez	293,896

	ENGINEERING & CONSTRUCTION - 1.1%
40,240	SATS Ltd.	95,206

	FOOD - 9.3%
8,150	Alliance Grain Traders, Inc.	108,721
8,500	Campbell Soup Co.	296,565
40,400	Grupo Herdez SAB de CV	123,502
1,500	Nestle SA - ADR	97,755
62,130	Retail Food Group Ltd.	204,495
		831,038
	HOLDING COMPANIES-DIVERSIFIED - 0.9%
11,000	Avi Ltd.	77,744

	HOUSEHOLD PRODUCTS/WARES - 2.0%
14,000	Reckitt Benckiser Group PLC - ADR *	179,480

	INTERNET - 4.5%
2,500	eBay Inc. *(a)	127,550
111,500	TeleCommunication Systems Inc. - Class A *	275,405
		402,955
	LODGING - 0.4%
850	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,169

	MEDIA - 1.4%
80,000	MCOT PCL	122,876

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	COMMON STOCK - 89.1% (Continued)
	MINING - 3.2%
3,200	Newmont Mining Corp. (a)	$ 148,608
1,683	NovaCopper, Inc. *	3,046
30,100	Novagold Resources, Inc. *(a)	135,751
		287,405
	OIL & GAS - 7.7%
1,900	BP PLC - ADR (a)	79,116
6,200	Canadian Oil Sands Ltd.	126,108
2,000	Eni SpA - ADR	98,280
2,000	Royal Dutch Shell PLC - ADR	137,900
2,000	Statoil ASA - ADR	50,080
3,800	Total SA - ADR (a)	197,638
		689,122
	PHARMACEUTICALS - 8.3%
6,000	Forest Laboratories, Inc. *(a)	211,920
3,500	Johnson & Johnson	245,350
4,500	Novartis AG - ADR (a)	284,850
		742,120
	REAL ESTATE INVESTMENT TRUSTS - 1.4%
291,700	Al-Aqar Healthcare Real Estate Investment Trust	123,052

	RETAIL - 6.8%
41,015	Albemarle & Bond Holdings	143,020
1,200	Wal-Mart Stores, Inc.	81,876
53,000	Wendy's Co. (a)	249,100
142,100	Zhulian Corp. Bhd	134,758
		608,754
	SOFTWARE - 3.8%
3,400	Microsoft Corp. (a)	90,882
25,500	Seachange International Inc. *	246,585
		337,467
	TELECOMMUNICATIONS - 7.9%
8,500	Cisco Systems, Inc. (a)	167,025
24,000	Tellabs, Inc. (a)	54,720
6,880	Vivendi SA	153,828
13,050	Vodafone Group PLC - ADR (a)	328,729
		704,302
	WATER - 4.3%
12,400	Suez Environnement Co.	148,994
789,500	Thai Tap Water Supply PCL	237,366
		386,360

	TOTAL COMMON STOCK (Cost - $7,292,525)	7,961,455

	EXCHANGE TRADED FUNDS - 2.3%
	COMMODITY FUNDS - 2.3%
10,500	iShares Gold Trust *(a)	170,835
1,300	iShares Silver Trust *(a)	38,155
	TOTAL EXCHANGE TRADED FUNDS (Cost - $222,589)	208,990

	SHORT-TERM INVESTMENT - 13.5%
1,202,644	Fidelity Institutional Money Market Portfolio, Class I, 0.18% **
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,202,644)	1,202,644

	TOTAL INVESTMENTS - 104.9% (Cost - $8,717,758) (c)	$ 9,373,089
	OTHER LIABILITIES LESS ASSETS - (4.9%)	(435,919)
	NET ASSETS - 100.0%	$ 8,937,170

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

		Expiration Date -
Contracts(b)		Exercise Price	Value
	CALL OPTIONS WRITTEN - (1.1%)
10	BP Plc- ADR	01/19/2013 - $47.00	$ 40
50	Brocade Communications Systems, Inc.	01/18/2014 - $5.50	3,800
30	Brocade Communications Systems, Inc.	01/19/2013 - $4.00	4,020
20	Cisco Systems, Inc.	01/18/2014 - $22.00	2,240
20	Cisco Systems, Inc.	04/20/2013 - $18.00	4,300
10	EBAY, Inc.	01/18/2014 - $55.00	4,900
54	Ford Motor Co.	01/18/2014 - $10.00	18,630
110	Ford Motor Co.	01/18/2014 - $12.00	24,090
20	Forest Laboratories, Inc.	01/18/2014 - $40.00	3,400
35	Ishares Gold Trust	01/18/2014 - $18.00	2,100
30	Ishares Gold Trust	04/20/2013 - $18.00	225
6	IShares Silver Trust	01/19/2013 - $35.00	12
7	IShares Silver Trust	01/19/2013 - $40.00	7
18	Microsoft Corporation	01/19/2013 - $27.00	684
10	Newmont Mining Corp.	01/18/2014 - $50.00	4,000
11	Newmont Mining Corp.	01/19/2013 - $50.00	275
10	Newmont Mining Corp.	01/19/2013 - $65.00	10
100	Novagold Resources, Inc.	01/18/2014 - $5.00	8,100
100	Novagold Resources, Inc.	06/22/2013 - $5.00	4,750
68	Novagold Resources, Inc.	01/19/2013 - $10.00	340
12	Novartis AG	07/20/2013 - $65.00	1,380
8	Novartis AG	01/19/2013 - $57.50	4,576
110	Tellabs, Inc.	01/19/2013 - $4.00	550
8	Total SA - ADR	01/19/2013 - $57.50	40
25	Vodafone Group PLC	01/18/2014 - $30.00	700
15	Vodafone Group PLC	01/19/2013 - $30.00	75
85	Wendy's Co.	01/19/2013 - $5.00	425
85	Wendy's Co.	05/18/2013 - $5.00	1,275
	TOTAL CALL OPTIONS WRITTEN (Premiums - $129,557)		$ 94,944

* Non-income producing security.
** Rate shown represents the rate at December 31, 2012, is subject to change and resets daily.
ADR American Depositary Receipt.
PLC Public Liability Company.
(a) All or a portion of this security is segregated as collateral for call options written.
(b) One contract is equivalent to 100 shares of common stock.

(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $8,613,396 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 1,020,989
	Unrealized depreciation	(356,240)
	Net unrealized appreciation	$ 664,749

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

As of December 31, 2012, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer		Percentage
Australia		5.4%
Britain		8.2%
Canada		5.1%
France		11.6%
Italy		1.1%
Malaysia		4.7%
Mexico		1.4%
Monaco		0.4%
Netherlands		3.4%
Norway		0.5%
Singapore		1.0%
South Africa		3.7%
Switzerland		4.3%
Thailand		6.6%
United States		34.0%
	Total Equity Holdings	91.4%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	COMMON STOCK - 61.6%
	ADVERTISING - 2.6%
45,200	Havas SA	$ 248,570

	AGRICULTURE - 2.5%
110,648	Afgri Ltd.	69,528
13,000	GrainCorp Ltd.	166,699
		236,227
	AUTO MANUFACTURERS - 2.2%
16,000	Ford Motor Co. (a)	207,200

	BEVERAGES - 5.7%
4,500	Corby Distilleries Ltd. - Class B	77,628
2,800	Heineken Holding NV	153,039
3,900	Molson Coors Brewing, Co. - Class B (a)	166,881
205,000	Oldtown Bhd	151,504
		549,052
	COMMERCIAL SERVICES - 1.8%
149,900	Bangkok Expressway PCL	170,230

	COMPUTERS - 0.9%
15,500	Brocade Communications Systems, Inc. * (a)	82,615

	DIVERSIFIED FINANANCIAL SERVICES - 1.1%
12,010	JSE Ltd.	110,793

	ELECTRIC - 1.6%
7,650	GDF Suez	157,169

	ENGINEERING & CONSTRUCTION - 0.9%
35,000	SATS Ltd.	82,808

	FOOD - 5.3%
8,150	Alliance Grain Traders Inc.	108,721
2,200	Campbell Soup Co.	76,758
26,000	Grupo Herdez SAB de CV	79,481
30,000	Retail Food Group Ltd.	98,742
6,000	Snyders-Lance Inc.	144,660
		508,362
	HOLDING COMPANIES-DIVERSIFIED - 0.8%
11,370	AVI Ltd.	80,359

	HOUSEHOLD PRODUCTS/WARES - 2.3%
17,000	Reckitt Benckiser Group PLC - ADR *	217,940

	INTERNET - 3.0%
1,500	eBay Inc. *(a)	76,530
86,000	TeleCommunication Systems Inc. - Class A *	212,420
		288,950
	MEDIA - 1.5%
97,000	MCOT PCL	148,987

	MINING - 2.3%
3,500	Newmont Mining Corp. (a)	162,540
2,033	NovaCopper Inc. *	3,680
12,200	Novagold Resources, Inc. *(a)	55,022
		221,242

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	COMMON STOCK - 61.6% (Continued)
	OIL & GAS - 6.9%
1,300	BP PLC - ADR	$ 54,132
3,000	Canadian Oil Sands Ltd.	61,020
2,000	Eni SpA - ADR	98,280
4,000	Marathon Oil Corp. (a)	122,640
1,700	Royal Dutch Shell PLC - ADR	117,215
4,500	Statoil ASA - ADR	112,680
2,000	Total SA - ADR (a)	104,020
		669,987
	PHARMACEUTICALS - 2.7%
2,000	Johnson & Johnson	140,200
1,900	Novartis AG - ADR	120,270
		260,470
	REAL ESTATE INVESTMENT TRUSTS - 0.4%
100,000	Al-Aqar Healthcare Real Estate Investment Trust	42,184

	RETAIL - 5.7%
61,900	Wendy's Co. (a)	290,930
275,500	Zhulian Corp. Bhd	261,266
		552,196
	SOFTWARE - 1.0%
10,100	Seachange International, Inc. *	97,667

	TELECOMMUNICATIONS - 6.9%
10,000	Cisco Systems, Inc. (a)	196,500
26,000	Tellabs, Inc. (a)	59,280
7,000	Vivendi SA	156,511
10,000	Vodafone Group PLC - ADR (a)	251,900
		664,191
	WATER - 3.5%
12,485	Suez Environnement Co.	150,016
616,000	Thai Tap Water Supply PCL	185,203
		335,219

	TOTAL COMMON STOCK (Cost - $5,363,906)	5,932,418

	EXCHANGE TRADED FUNDS - 1.5%
	COMMODITY FUNDS - 1.5%
6,500	iShares Gold Trust *	105,755
1,200	iShares Silver Trust *(a)	35,220
	TOTAL EXCHANGE TRADED FUNDS (Cost - $152,207)	140,975

Principal
	CORPORATE BONDS - 31.0%
	BANKS - 1.2%
$ 35,000	Ally Financial Inc., 5.85, 5/15/2013	35,306
27,000	Ally Financial Inc., 7.00%, 1/15/2013	27,042
53,000	Synovus Financial Corp. , 4.875%, 2/15/2013	53,132
		115,480
	BEVERAGES - 1.4%
135,000	Coca-Cola HBC Finance BV, 5.125%, 9/17/2013	138,071

	BUILDING MATERIALS - 0.5%
49,000	Lafarge North America Inc., 6.875%, 7/15/2013	50,103

	COMMERCIAL SERVICES - 3.3%
315,000	RR Donnelley & Sons Co., 4.95%, 4/1/2014	320,119

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Principal		Value
	CORPORATE BONDS - 31.0% (Continued)
	DIVERSIFIED FINANANCIAL SERVICES - 4.4%
$ 37,000	Ford Motor Credit Co. LLC, 6.52%, 3/10/2013	$ 37,311
155,000	Ford Motor Credit Co. LLC, 8.00%, 6/1/2014	168,857
120,000	International Lease Finance Corp., 5.875%, 5/1/2013	121,200
50,000	Sears Roebuck Acceptance Corp., 7.15%, 3/15/2013	49,522
50,000	Springleaf Finance Corp., 5.65%, 3/15/2013	49,697
		426,587
	FOOD - 1.4%
65,000	Delhaize Group SA, 5.875%, 2/1/2014	67,768
65,000	Smithfield Foods Inc., 7.75%, 5/15/2013	66,300
		134,068
	IRON/STEEL - 0.6%
58,000	Commercial Metals Co., 5.625%, 11/15/2013	59,160

	LEISURE TIME - 1.9%
62,000	Royal Caribbean Cruises Ltd., 6.875%, 12/1/2013	64,712
118,000	Royal Caribbean Cruises Ltd., 7.00%, 6/15/2013	120,950
		185,662
	LODGING - 6.0%
226,000	MGM Resorts International, 5.875%, 2/27/2014	234,193
95,000	MGM Resorts International, 6.75%, 4/1/2013	96,306
225,000	Wynn Las Vegas LLC, 7.875%, 11/1/2017	243,844
		574,343
	MACHINERY-DIVERSIFIED - 1.1%
100,000	Case New Holland Inc., 7.75%, 9/1/2013	104,000

	MEDIA - 2.5%
125,000	DISH DBS Corp., 6.625%, 10/1/2014	134,375
70,000	DISH DBS Corp., 7.00%, 10/1/2013	72,713
30,000	Scholastic Corp., 5.00%, 4./15/2013	30,113
		237,201
	PACKAGING & CONTAINERS - 0.3%
30,000	Rock-Tenn Co., 5.625%, 3/15/2013	30,150

	RETAIL - 1.5%
145,000	New Albertsons Inc., 7.25%, 5/1/2013	145,906

	TELECOMMUNICATIONS - 4.9%
39,000	Telecom Italia Capital SA, 4.95%, 9/30/2014	40,678
169,000	Telecom Italia Capital SA, 5.25%, 11/15/2013	173,377
61,000	Telecom Italia Capital SA, 6.175%, 6/18/2014	64,320
192,000	Telefonica Emisiones SAU, 5.855%, 2/4/2013	192,543
		470,918

	TOTAL CORPORATE BONDS (Cost - $2,983,068)	2,991,768

	SHORT-TERM INVESTMENTS - 9.7%
933,388	Fidelity Institutional Money Market Portfolio, Class I, 0.18% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $933,388)	933,388

	TOTAL INVESTMENTS - 103.8% (Cost - $9,432,569) (c)	$ 9,998,549
	OTHER LIABILITIES LESS ASSETS - (3.8%)	(362,834)
	NET ASSETS - 100.0%	$ 9,635,715

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

		Expiration Date -
Contracts(b)		Exercise Price	Value
	CALL OPTIONS WRITTEN - (1.2%)
65	Brocade Communications Systems, Inc.	01/19/2013 - $5.50	$ 390
35	Cisco Systems, Inc.	01/18/2014 - $22.00	3,920
20	Cisco Systems, Inc.	04/20/2013 - $18.00	4,300
30	Cisco Systems, Inc.	04/20/2013 - $19.00	4,320
15	eBay, Inc.	01/19/2013 - $35.00	24,000
100	Ford Motor Co.	01/18/2014 - $10.00	34,500
60	Ford Motor Co.	01/18/2014 - $12.00	13,140
12	IShares Silver Trust	01/19/2013 - $40.00	12
40	Marathon Oil Corp.	01/18/2014 - $30.00	14,200
15	Molson Coors Brewing Co. - Class B	01/19/2013 - $40.00	3,750
11	Newmont Mining Corp.	01/18/2014 - $45.00	6,820
10	Newmont Mining Corp.	01/19/2013 - $50.00	250
10	Newmont Mining Corp.	01/19/2013 - $55.00	50
78	Novagold Resources, Inc.	01/19/2013 - $10.00	390
75	Tellabs, Inc.	01/19/2013 - $4.00	375
10	Total SA - ADR	01/19/2013 - $55.00	50
10	Total SA - ADR	01/19/2013 - $57.50	50
33	Vodafone Group PLC - ADR	01/19/2013 - $30.00	165
524	Wendy's Co.	01/19/2013 - $5.00	2,620
	TOTAL CALL OPTIONS WRITTEN (Premiums - $132,051)		$ 113,302

* Non-income producing security.
** Rate shown represents the rate at December 31, 2012, is subject to change and resets daily.
ADR American Depositary Receipt.
LLC Limited Liablilty Company.
PLC Public Liability Company.
(a) All or a portion of this security is segregated as collateral for call options written.
(b) One Contract is equivalent to 100 shares of common stock.

(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $9,308,012 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 863,536
		Unrealized depreciation	(286,301)
		Net unrealized appreciation	$ 577,235

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

As of December 31, 2012, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer		Percentage
Australia		2.8%
Belgium		0.7%
Britain		5.4%
Canada		3.2%
France		8.5%
Italy		1.0%
Liberia		1.9%
Luxembourg		2.9%
Malaysia		4.7%
Mexico		0.8%
Netherlands		4.2%
Norway		1.2%
Singapore		0.9%
South Africa		2.7%
Spain		2.0%
Switzerland		1.3%
Thailand		5.2%
United States		44.7%
	Total Debt and Equity Holdings	94.1%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/CP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	COMMON STOCK - 98.6%
	AEROSPACE/DEFENSE - 3.9%
14,500	Raytheon Co.	$ 834,620

	BIOTECHNOLOGY - 4.2%
127,640	PDL BioPharma Inc.	899,862

	CHEMICALS - 8.9%
12,440	Ecolab, Inc.	894,436
7,630	PPG Industries, Inc.	1,032,720
		1,927,156
	COMMERCIAL SERVICES - 5.7%
2,500	Mastercard Inc. - Class A	1,228,200

	FOOD - 8.9%
35,490	ConAgra Foods Inc.	1,046,955
12,000	Hershey Co. (The)	866,640
		1,913,595
	HOME BUILDERS - 9.2%
58,470	PulteGroup Inc. *	1,061,815
28,680	Toll Brothers Inc. *	927,224
		1,989,039
	HOUSEHOLD PRODUCTS/WARES - 4.3%
11,000	Kimberly-Clark Corp.	928,730

	INSURANCE - 4.0%
12,000	Travelers Cos Inc. (The)	861,840

	INTERNET - 18.5%
4,140	Amazon.com Inc. *	1,039,720
21,600	eBay, Inc. *	1,102,032
30,000	Expedia, Inc.	1,843,500
		3,985,252
	MEDIA - 5.1%
23,120	Time Warner Inc.	1,105,830

	PHARMACEUTICALS - 5.0%
12,640	Watson Pharmaceuticals, Inc. *	1,087,040

	RETAIL - 10.6%
18,000	Home Depot, Inc.	1,113,300
10,470	PVH Corp.	1,162,275
		2,275,575
	SOFTWARE - 4.2%
22,000	Fair Isaac Corp.	924,660

	TELECOMMUNICATIONS - 6.1%
16,500	CenturyLink Inc.	645,480
16,000	NeuStar Inc. - Class A *	670,880
		1,316,360

	TOTAL COMMON STOCK (Cost - $18,135,643)	21,277,759

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/CP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares			Value
SHORT-TERM INVESTMENTS - 1.8%
398,598	Federated Treasury Obligations Fund, Institutional Class, 0.01%**
	TOTAL SHORT-TERM INVESTMENTS (Cost - $398,598)		$ 398,598

	TOTAL INVESTMENTS - 100.4% (Cost - $18,534,241) (a)		$ 21,676,357
	OTHER LIABILITIES LESS ASSETS - (0.4%)		(84,873)
	NET ASSETS - 100.0%		$ 21,591,484

* Non-Income producing security.
** Rate shown represents the rate at December 31, 2012, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $18,534,241 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 3,341,559
		Unrealized depreciation	(199,443)
		Net unrealized appreciation	$ 3,142,116

As of December 31, 2012, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer		Percentage
United States		98.3%
	Total Equity Holdings	98.3%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	COMMON STOCK - 97.8%
	ADVERTISING - 1.7%
21,376	ValueVision Media, Inc. - Class A *(a)	$ 38,477

	AEROSPACE/DEFENSE - 1.2%
420	Esterline Technologies Corp. *	26,716

	BANKS - 2.1%
1,886	Access National Corp. (a)	24,518
8,244	Macatawa Bank Corp. *(a)	23,825
		48,343
	BEVERAGES - 1.8%
1,002	Green Mountain Coffee Roasters, Inc. *	41,443

	BIOTECHNOLOGY - 5.8%
3,878	Celsion Corp. *(a)	31,761
7,781	Halozyme Therapeutics, Inc. *(a)	52,210
28,858	Pacific Biosciences of California, Inc. *	49,059
		133,030
	CHEMICALS - 2.2%
303	Air Products & Chemicals Inc.	25,458
2,040	Valhi Inc. (a)	25,500
		50,958
	COMMERCIAL SERVICES - 6.7%
2,231	Carriage Services Inc. (a)	26,482
993	CoreLogic, Inc. *	26,731
3,900	Green Dot Corp *	47,580
3,844	Western Union Co.	52,317
		153,110
	COMPUTERS - 4.3%
5,955	Acorn Energy Inc. (a)	46,508
6,337	Maxwell Technologies, Inc. *(a)	52,534
		99,042
	ELECTRIC - 2.3%
2,497	AES Corp. (a)	26,718
2,691	Ameresco, Inc. *	26,399
		53,117
	ELECTRONICS - 1.0%
4,042	Transcat, Inc. *	23,686

	ENTERTAINMENT - 2.9%
4,179	Pinnacle Entertainment Inc. *	66,153

	FOREST PRODUCTS & PAPER - 1.2%
24,951	Verso Paper Corp. *	26,697

	HEALTHCARE-PRODUCTS - 3.4%
3,366	Spectranetics Corp. *	49,716
4,636	Staar Surgical Co. *	28,280
		77,996
	HOME FURNISHINGS - 1.2%
5,914	Stanley Furniture Co. Inc. *	26,613
The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	COMMON STOCK - 97.8% (Continued)
	INVESTMENT COMPANIES - 1.1%
1,684	New Mountain Finance Corp. (a)	$ 25,092

	IRON/STEEL - 1.3%
6,635	AK Steel Holding Corp.	30,521

	MACHINERY-DIVERSIFIED - 1.1%
5,626	Intevac Inc. *	25,711

	MEDIA - 2.0%
23,659	Emmis Communications Corp. *	46,608

	MINING - 1.4%
3,443	Molycorp Inc. *(a)	32,502

	OIL & GAS - 7.6%
1,160	Delek Logistics Partners LP *(a)	26,680
4,003	Halcon Resources Corp. *	27,701
2,845	Matador Resources Co. *(a)	23,329
7,057	Midstates Petroleum Co. Inc. *(a)	48,623
3,131	Swift Energy Co. *(a)	48,186
		174,519
	OIL & GAS SERVICES - 9.3%
2,675	Basic Energy Services Inc. *(a)	30,522
1,412	Compressco Partners LP (a)	23,213
7,246	Key Energy Services Inc. *(a)	50,360
6,705	Pioneer Energy Services Corp. *(a)	48,678
7,963	Tetra Technologies, Inc. *(a)	60,439
		213,212
	PHARMACEUTICALS - 5.3%
376	Mead Johnson Nutrition Co.	24,775
8,559	Opko Health, Inc. *(a)	41,169
968	Questcor Pharmaceuticals Inc.	25,865
3,179	Synta Pharmaceuticals Corp. *	28,674
		120,483
	PIPELINES - 2.2%
590	NuStar Energy, LP (a)	25,063
1,097	Southcross Energy Partners LP *	25,911
		50,974
	PRIVATE EQUITY - 3.3%
1,500	Fidus Investment Corp.	24,675
6,060	GSV Capital Corp. *	51,086
		75,761
	REAL ESTATE INVESTMENT TRUSTS - 5.4%
4,806	Arbor Realty Trust Inc. (a)	28,788
6,083	Inland Real Estate Corp.	50,975
3,193	Parkway Properties Inc.	44,670
		124,433
	SEMICONDUCTORS - 4.1%
6,215	Inphi Corp. *	59,540
1,959	International Rectifier Corp. *(a)	34,733
		94,273

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	COMMON STOCK - 97.8% (Continued)
	SOFTWARE - 2.0%
11,800	Innodata Inc. *	$ 44,604

	TELECOMMUNICATIONS - 5.6%
7,723	Calix Inc. *(a)	59,390
1,624	NTELOS Holdings Corp. (a)	21,291
5,785	Windstream Corp. (a)	47,900
		128,581
	TOYS/GAMES/HOBBIES - 2.0%
5,321	LeapFrog Enterprises Inc. *(a)	45,920

	TRANSPORTATION - 6.3%
6,974	Air Transport Services Group, Inc. *	27,966
13,971	Pacer International Inc. *	54,487
7,615	Vitran Corporation, Inc. *	37,009
3,572	YRC Worldwide, Inc. *	24,111
		143,573

	TOTAL COMMON STOCK (Cost - $2,194,008)	2,242,148

	SHORT-TERM INVESTMENTS - 3.8%
87,083	Fidelity Institutional Money Market Portfolio, Class I, 0.18%**(a)	87,083
	TOTAL SHORT-TERM INVESTMENT (Cost - $87,083)	87,083

	TOTAL INVESTMENTS - 101.6% (Cost - $2,281,091)	$ 2,329,231
	OTHER LIABILITIES LESS ASSETS - (1.6%)	(35,790)
	NET ASSETS - 100.0%	$ 2,293,441

	SECURITIES SOLD SHORT - (46.3%)
	COMMON STOCK - (46.3%)
	ADVERTISING - (0.9%)
260	L-3 Communications Holdings Inc.	19,921

	BANKS - (0.9%)
475	Cass Information Systems, Inc.	20,053

	BUILDING MATERIALS - (0.9%)
544	Universal Forest Products Inc.	20,694

	CHEMICALS - (0.9%)
2,111	Landec Corp. *	20,033

	COMMERCIAL SERVICES - (5.9%)
235	CoStar Group, Inc. *	21,002
420	Gartner Inc. *	19,328
789	Monro Muffler Brake, Inc.	27,591
784	Parexel International Corp. *	23,199
583	Team, Inc. *	22,177
285	WEX Inc. *	21,480
		134,777
	COMPUTERS - (1.7%)
1,300	Insight Enterprises, Inc. *	22,581
320	Syntel, Inc.	17,149
		39,730

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	COMMON STOCK - (46.3%) (Continued)
	ELECTRICAL COMPONENTS & EQUIPMENT - (0.9%)
536	Ametek, Inc.	$ 20,138

	ELECTRONICS - (2.0%)
562	Badger Meter, Inc.	26,644
315	OSI Systems, Inc. *	20,173
		46,817
	ENGINEERING & CONSTRUCTION - (1.2%)
1,109	MasTec, Inc. *	27,647

	ENVIRONMENTAL CONTROL - (0.9%)
620	Waste Connections, Inc.	20,950

	FOOD - (0.9%)
384	United Natural Foods, Inc. *	20,579

	HEALTHCARE-PRODUCTS - (3.7%)
537	Abaxis, Inc.	19,923
733	Align Technology, Inc. *	20,341
1,491	Exactech, Inc. *	25,272
491	ResMed Inc.	20,411
		85,947
	HEALTHCARE-SERVICES - (2.0%)
2,459	Gentiva Health Services, Inc. *	24,713
742	U.S. Physical Therapy	20,435
		45,148
	HOME BUILDERS - (0.8%)
611	Toll Brothers Inc. *	19,754

	HOME FURNISHINGS - (1.1%)
891	American Woodmark Corp. *	24,788

	INTERNET - (1.8%)
504	Liquidity Services Inc. *	20,593
1,884	Sapient Corp. *	19,895
		40,488
	MACHINERY-DIVERSIFIED - (0.9%)
321	Nordson Corp.	20,262

	MEDIA - (2.7%)
539	Comcast Corp.	20,148
2,064	E.W. Scripps Co. - Class A *	22,312
330	Scripps Networks Interactive Inc.	19,114
		61,574
	METAL FABRICATE/HARDWARE - (0.9%)
789	Sun Hydraulics Corp.	20,577

	MISCELLANEOUS MANUFACTURING - (1.4%)
195	Eaton Corp. PLC	10,583
245	Parker Hannifin Corp.	20,840
		31,423
	OIL & GAS SERVICES - (0.8%)
365	Oceaneering International	19,633

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	COMMON STOCK - (46.3%) (Continued)
	PACKAGING & CONTAINERS - (0.9%)
543	Packaging Corp. of America	$ 20,889

	RETAIL - (5.2%)
1,760	Bon-Ton Stores Inc.	21,331
674	Brinker International Inc.	20,887
1,072	Chico's FAS Inc.	19,789
647	Dunkin' Brands Group Inc.	21,467
379	Kohl's Corp.	16,289
604	Men's Wearhouse	18,821
		118,584
	SEMICONDUCTORS - (4.0%)
3,089	Exar Corp. *	27,492
818	MKS Instruments Inc.	21,088
815	Semtech Corp. *	23,594
922	Skyworks Solutions Inc. *	18,717
		90,891
	SOFTWARE - (2.0%)
903	Blackbaud, Inc.	20,616
1,573	MedAssets, Inc. *	26,379
		46,995
	TELECOMMUNICATIONS - (1.0%)
9,418	Neutral Tandem Inc.	24,204

	TOTAL SECURITIES SOLD SHORT (Cost - $1,049,338)	$ 1,062,496

* Non-income producing security.
** Rate shown represents the rate at December 31, 2012, is subject to change and resets daily.
LP Limited Partnership
PLC Public Liability Company
(a) All or a portion of this security is segregated as collateral for securities sold short.

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short, is $1,231,546 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 156,970
	Unrealized depreciation	(121,781)
	Net unrealized appreciation	$ 35,189

As of December 31, 2012, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer		Sold Short Percentage	Long Percentage
CANADA		-	1.6%
IRELAND		(0.4)%	-
UNITED STATES		(45.9)%	96.2%
	Total Equity Holdings	(46.3)%	97.8%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	COMMON STOCK - 67.8%
	AEROSPACE/DEFENSE - 0.8%
50,000	API Technologies Corp. *	$ 147,000

	BANKS - 0.6%
5,000	West Coast Bancorp *	110,750

	CHEMICALS - 0.7%
13,525	Spartech Corp. *	122,672

	COMMERCIAL SERVICES - 3.7%
8,750	ADT Corp. (a)	406,788
50,000	Galway Metals *	5,021
7,500	Hertz Global Holdings Inc. *	122,025
43,400	Odyssey Marine Exploration Inc. *	128,898
		662,732
	COMPUTERS - 0.5%
80,160	Overland Storage Inc. *	84,168
50,000	StorageNetworks, Inc. *#	-
		84,168
	DIVERSIFIED FINANCIAL SERVICES - 3.5%
20,000	KBW Inc.	306,000
10,000	NYSE Euronext, Inc.	315,400
		621,400
	ENERGY-ALTERNATE SOURCES - 0.7%
86,642	Lightbridge Corp. *	122,165

	ENGINEERING & CONSTRUCTION - 2.9%
11,100	Shaw Group Inc. *(a)	517,371

	FOOD - 3.5%
13,782	Kraft Foods Group Inc. (a)	626,668

	HEALTHCARE-PRODUCTS - 4.8%
40,000	American Medical Alert Corp. *#	40
21,670	BioMimetic Therapeutics Inc. *	156,891
63,044	Merge Healthcare Inc. *	155,719
13,750	Young Innovations Inc.	541,888
		854,538
	HEALTHCARE-SERVICES - 1.6%
20,000	Sunrise Senior Living Inc. *(a)	287,600

	INSURANCE - 4.3%
48,000	CNO Financial Group Inc.	447,840
30,000	SeaBright Holdings Inc.	332,100
		779,940
	MACHINERY-CONSTRUCTION & MINING - 1.0%
3,739	Hyster-Yale Materials Handling Inc.	182,463

	MACHINERY-DIVERSIFIED - 1.3%
3,500	Gardner Denver Inc.	239,750

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares		Value
	COMMON STOCK - 67.8% (Continued)
	MINING - 11.3%
35,000	African Barrick Gold PLC	$ 250,545
67,567	CGA Mining Ltd. *	177,772
150,000	Crocodile Gold Corp. *	49,709
10,000	Freeport-McMoRan Copper & Gold Inc.	342,000
50,000	Galway Gold Inc. *	7,532
75,000	IC Potash Corp. *	56,653
93,000	Talison Lithium Ltd. *	684,565
67,000	US Silver & Gold Inc. *	115,726
100,000	Xstrata PLC - ADR	342,000
		2,026,502
	OIL & GAS - 9.3%
39,000	Arsenal Energy Inc. *	20,796
25,000	C&C Energia Ltd. *	235,991
5,000	Coastal Energy Co. *	99,869
500,000	Dejour Energy Inc. *	110,000
19,320	Halcon Resources Corp. *	133,694
50,000	Ithaca Energy Inc. *	100,422
25,000	McMoRan Exploration Co. *	401,250
10,000	Nexen Inc.	269,400
50,000	Spartan Oil Corp. *	263,105
17,639	Storm Resources Ltd. *	34,187
		1,668,714
	OIL & GAS SERVICES - 2.7%
12,500	ShawCor Ltd.	487,799

	PHARMACEUTICALS - 2.9%
5,000	Abbott Laboratories	327,500
70,000	YM Biosciences Inc. *	200,900
		528,400
	REAL ESTATE INVESTMENT TRUSTS - 7.4%
49,500	American Realty Capital Trust Inc.	571,725
28,750	CreXus Investment Corp.	352,188
15,000	Primaris Retail Real Estate Investment Trust	404,449
		1,328,362
	SAVINGS & LOANS - 2.3%
51,302	Hudson City Bancorp Inc.	417,085

	SOFTWARE - 0.3%
5,000	Allscripts Healthcare Solutions Inc. *	47,100

	TELECOMMUNICATIONS - 1.7%
50,000	Sprint Nextel Corp. *	283,500
10,000	Vringo Inc. *	28,700
		312,200

	TOTAL COMMON STOCK (Cost - $12,493,211)	12,175,379

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares			Value
	EXCHANGE TRADED FUNDS - 3.1%
	EQUITY FUNDS - 3.1%
4,375	iPATH S&P 500 VIX Short-Term Futures ETN *		$ 139,081
7,750	ProShares UltraShort S&P500 *(a)		419,275
23	Utilities HOLDRs Trust		2,415
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,473,334)		560,771

	STOCK RIGHTS - 0.8%
	PHARMACEUTICALS - 0.8%
80,000	Sanofi-Synthelabo *(a)		136,400
	TOTAL STOCK RIGHTS (Cost $133,900)		136,400

	PREFERRED STOCK - 1.4%
	ELECTRIC - 1.4%
35,000	Genie Energy Ltd., 7.5%		246,750

	REAL ESTATE INVESTMENT TRUSTS - 0.0%
100	Capital Automotive REIT, 6.75%		1,955
	TOTAL PREFERRED STOCK (Cost - $273,491)		248,705
Principal
	CORPORATE BONDS - 0.3%
	BANKS - 0.3%
$ 1,594,000	Bank of New England Corp. **		55,790
	TOTAL CORPORATE BONDS (Cost - $0)		55,790

		Expiration Date -
Shares		Exercise Price
	WARRANTS - 1.0%
	PIPELINES - 1.0%
48,001	Kinder Morgan Inc. *	05/25/2017 - $40.00	181,444
	TOTAL WARRANTS (Cost - $146,089)		181,444
Contracts(a)
	PURCHASED CALL OPTIONS - 0.0%
44	Crexus Investment Corp. *	03/16/2013 - $12.50	770
250	Nexen Inc. *	01/19/2013 - $27.00	5,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $6,352)		5,770

Shares
	SHORT-TERM INVESTMENTS - 18.8%
3,368,703	Fidelity Institutional Money Market Portfolio, Class I, 0.18% ***
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,368,703)		3,368,703

	TOTAL INVESTMENTS - 93.2% (Cost - $17,895,080) (c)		$ 16,732,962
	OTHER ASSETS LESS LIABILITIES - 6.8%		1,219,966
	NET ASSETS - 100.0%		$ 17,952,928

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares			Value
	SECURITIES SOLD SHORT- (14.9%)
	COMMON STOCK - (10.6%)
	BANKS - (2.1%)
3,891	M&T Bank Corp.		$ 383,147

	CHEMICALS - (0.5%)
4,012	PolyOne Corp.		81,925

	ENGINEERING & CONSTRUCTION - (0.3%)
940	Chicago Bridge & Iron Co. NV		43,569

	HEALTHCARE-SERVICES - (1.9%)
7,500	Aetna Inc.		347,250

	MINING - (1.0%)
50,000	B2GOLD CORP *		178,751

	MISCELLANEOUS MANUFACTURING - (3.0%)
9,932	Eaton Corp. PLC		538,314

	PHARMACEUTICALS - (1.8%)
5,000	Abbott Laboratories		327,500

	TOTAL COMMON STOCK SOLD SHORT (Cost $1,779,244)		1,900,456

	EXCHANGE TRADED FUNDS SOLD SHORT- (4.3%)
	EQUITY FUNDS - (4.3%)
11,450	Consumer Staples Select Sector SPDR Fund		398,804
1,500	Direxion Daily Financial Bull 3X Shares *		180,000
3,035	Market Vectors Oil Service ETF		117,394
500	SPDR S&P 500 ETF Trust		71,260
	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Cost $755,977)		767,458
	TOTAL SECURITIES SOLD SHORT ($2,535,222)		2,667,914

Contracts(b)		Expiration Date -
	PUT OPTIONS WRITTEN - (0.0%)	Exercise Price
11	Coventry Health Care Inc.	01/19/2013 - $43.00	660
100	McMoran Exploration Company	01/19/2013 - $15.00	800
	TOTAL PUT OPTIONS WRITTEN (Premiums - $5,340)		$ 1,460

	CALL OPTIONS WRITTEN - (0.0%)
35	Gardner Denver Inc.	01/19/2013 - $75.00	1,050
	TOTAL CALL OPTIONS WRITTEN (Premiums - $5,214)		$ 1,050

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

* Non-income producing security.
** Represents issuer in default on interest payments; non-income producing security.
*** Rate shown represents the rate at December 31, 2012, is subject to change and resets daily.
# The value of this security has been determined in good faith under policies of the Board of Trustees.
ADR American Depositary Receipt.
PLC Public Liability Company.
(a) All or a portion of this security is segregated as collateral for options written and securities sold short.
(b) Each contract is equivalent to 100 shares of common stock.

(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short and options written, is $15,349,304 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$ 595,874
Unrealized depreciation	(1,885,640)
Net unrealized depreciation	$ (1,289,766)

As of December 31, 2012, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer		Sold Short Percentage	Long Percentage
AUSTRALIA		-	4.8%
BRITAIN		-	1.4%
CANADA		(1.0)%	13.1%
FRANCE		-	0.8%
IRELAND		(3.0)%	-
NETHERLANDS		(0.3)%	-
SWITZERLAND		-	1.9%
UNITED STATES		(10.6)%	52.4%
	Total Debt & Equity Holdings	(14.9)%	74.4%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012

Shares		Value
	COMMON STOCK - 97.2%
	AEROSPACE/DEFENSE - 4.0%
4,304	General Dynamics Corp.	$ 298,138

	AGRICULTURE - 3.8%
2,487	Lorillard Inc.	290,158

	APPAREL - 3.8%
5,196	Coach, Inc.	288,430

	COMMERCIAL SERVICES - 3.6%
8,779	Paychex, Inc.	273,378

	COMPUTERS - 3.7%
1,440	International Business Machines Corp.	275,832

	DISTRIBUTION/WHOLESALE - 4.0%
4,699	Genuine Parts Co.	298,762

	MACHINERY-DIVERSIFIED - 4.3%
3,030	Cummins Inc.	328,301

	MEDIA - 3.8%
5,303	McGraw-Hill Cos Inc.	289,915

	MISCELLANEOUS MANUFACTURE - 4.0%
3,533	Parker Hannifin Corp.	300,517

	OIL & GAS - 4.3%
5,164	Marathon Petroleum Corp.	325,332

	PHARMACEUTICALS - 15.1%
8,698	Bristol-Myers Squibb Co.	283,468
7,221	Cardinal Health, Inc.	297,361
5,946	Eli Lilly & Co.	293,257
6,427	Merck & Co. Inc.	263,121
		1,137,207
	RETAIL - 7.5%
8,319	Foot Locker Inc.	267,206
8,069	Walgreen Co.	298,634
		565,840
	SEMICONDUCTORS - 23.8%
7,268	Analog Devices, Inc.	305,692
13,366	Intel Corp.	275,741
6,123	KLA-Tencor Corp.	292,434
8,887	Linear Technology Corp.	304,824
10,516	Maxim Integrated Products, Inc.	309,170
8,600	Xilinx, Inc.	308,740
		1,796,601
	SOFTWARE - 3.6%
10,173	Microsoft Corp.	271,924

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares			Value
	COMMON STOCK - 97.2% (Continued)
	TELECOMMUNICATIONS - 4.0%
15,387	Cisco Systems, Inc.		$ 302,355

	TRANSPORTATION - 3.9%
3,997	United Parcel Service Inc. - Class B		294,699

	TOTAL COMMON STOCK (Cost - $7,274,310)		7,337,389

	SHORT-TERM INVESTMENTS - 2.7%
205,056	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.18% *
	TOTAL SHORT-TERM INVESTMENTS (Cost - $205,056)		205,056

	TOTAL INVESTMENTS - 99.9% (Cost - $7,479,366) (a)		$ 7,542,445
	OTHER ASSETS LESS LIABILITIES - 0.1%		3,083
	NET ASSETS - 100.0%		$ 7,545,528

* Rate shown represents the rate at December 31, 2012, is subject to change and resets daily.

(a)

Represents cost for financial purposes. Aggregate cost for federal tax purposes is $7,479,366

(b)

 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 234,261
		Unrealized depreciation	(171,182)
		Net unrealized appreciation	$ 63,079

As of December 31, 2012, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
UNITED STATES			97.2%
		Total Equity Holdings	97.2%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012

TOTAL INVESTMENTS - 0.0% (Cost $0) (a)		$ -
OTHER ASSETS LESS LIABILITIES - 100.0%		100,000
NET ASSETS - 100.0%		$ 100,000

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $0 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation	$ -
	Unrealized Depreciation	-
	Net Unrealized Appreciation	-

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2012

			Catalyst/SMH	Catalyst/Groesbeck	Catalyst	Catalyst
	Catalyst	Catalyst/SMH	Total Return	Growth of	Strategic	Large Cap
	Value Fund	High Income Fund	Income Fund	Income Fund	Insider Fund	Value Fund

ASSETS:
Investments in securities, at cost	$ 51,989,855	$ 130,911,679	$ 61,971,485	$ 12,658,504	$ 5,334,785	$ 464,641
Investments in securities, at value Including $4,218,645, $0, $0, $0
$415,315, $0 of securities loaned	$ 42,720,314	$ 118,104,527	$ 48,986,864	$ 14,271,304	$ 5,535,758	$ 498,469
Receivable for securities sold	832,236	-	-	-	-	-
Receivable for Fund shares sold	3,870	15,097	57,048	96,488	-	-
Dividends and interest receivable	114,898	2,034,739	598,556	2,389	7,328	899
Cash	-	-	-	-	-	-
Foreign Cash
Due from manager	-	-	-	-	2,047	4,779
Deposit with broker		-	-	-	-	-
Margin receivable	-	-	-	-	-	-
Prepaid expenses and other assets	23,368	40,737	24,618	20,500	16,405	3,145
Total Assets	43,694,686	120,195,100	49,667,086	14,390,681	5,561,538	507,292

LIABILITIES:
Call options written (proceeds $0, $0, $64,510, $0, $129,544 and $0)	-	-	73,200	-	128,379	-
Securities sold short (cost $0, $0, $0, $0, $452,635 and $0)	-	-	-	-	469,837	-
Management fees payable	30,289	104,561	39,898	8,817	-	-
Payable upon return of securities loaned (Note 1)	4,169,118	-	-	-	418,156	-
Due to Broker	-	-	-	-	396,980	-
Payable for securities purchased	170,900	-	997,032	-	-	-
Payable for Fund shares redeemed	-	386,476	235,270	439,232	6,060	-
Distributions payable	-	-	-	-	-	-
Accrued 12b-1 fees	59,783	132,475	72,387	24,169	9,234	442
Administration fees payable	4,670	10,504	5,575	2,172	1,561	1,425
Accrued expenses and other liabilities	16,789	16,143	14,466	15,979	17,838	19,059
Total Liabilities	4,451,549	650,159	1,437,828	490,369	1,448,045	20,926

Net Assets	$ 39,243,137	$ 119,544,941	$ 48,229,258	$ 13,900,312	$ 4,113,493	$ 486,366

NET ASSETS CONSIST OF:
Paid in capital	$ 67,674,549	$ 130,366,681	$ 62,173,802	$ 12,310,663	$ 4,139,935	$ 457,263
Undistributed net investment income (loss)	613,986	(4,656)	(35,675)	(2,742)	(21,225)	(209)
Accumulated net realized gain (loss) on
investments, securities sold short and written options	(19,775,857)	1,990,068	(915,558)	(20,409)	(190,153)	(4,516)
Net unrealized appreciation (depreciation) on
investments, securities sold short and written options	(9,269,541)	(12,807,152)	(12,993,311)	1,612,800	184,936	33,828
Net Assets	$ 39,243,137	$ 119,544,941	$ 48,229,258	$ 13,900,312	$ 4,113,493	$ 486,366

Class A
Net Assets	$ 30,244,676	$ 88,391,920	$ 25,697,912	$ 11,286,729	$ 3,752,284	$ 479,810
Shares of beneficial interest outstanding (a)	2,669,540	14,080,105	4,559,950	931,114	334,239	45,507
Net asset value per share	$ 11.33	$ 6.28	$ 5.64	$ 12.12	$ 11.23	$ 10.54
Maximum offering price per share (b)	$ 12.02	$ 6.59	$ 5.98	$ 12.86	$ 11.91	$ 11.18
Minimum redemption price per share (c)	$ 11.22	$ 6.22	$ 5.58	$ 12.00	$ 11.11	$ 10.43

Class C
Net Assets	$ 7,790,711	$ 31,153,022	$ 22,531,346	$ 441,886	$ 361,209	$ 6,555
Shares of beneficial interest outstanding (a)	706,774	4,960,745	3,997,605	36,843	32,254	608
Net asset value and offering price per share	$ 11.02	$ 6.28	$ 5.64	$ 11.99	$ 11.20	$ 10.77
Minimum redemption price per share (d)	$ 10.91	$ 6.22	$ 5.58	$ 11.87	$ 11.09	$ 10.66

Class I
Net Assets	$ 1,207,750			$ 2,171,697
Shares of beneficial interest outstanding (a)	105,865			179,176
Net asset value, offering price and
redemption price per share	$ 11.41			$ 12.12

(a)	Unlimited number of shares of no par value beneficial interest authorized
(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares of Value Fund, Total Return Income Fund, Growth of Income Fund, Strategic Insider Fund
and Large Cap Value Fund, respectively, and 4.75% on High Income Fund.
(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges ("CDSC") of shares redeemed within 18 months of purchases (excluding shares purchased with reinvested dividends and/or distributions).
(d)	A CDSC OF 1% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2012

	Catalyst/MAP	Catalyst/MAP	Catalyst/CP	Catalyst	Catalyst	Catalyst/Lyons	Catalyst/Princeton
	Global Capital	Global Total Return	Core Equity	Insider Long/	Event Arbitrage	Tactical	Floating Rate
	Appreciation Fund	Income Fund	Fund	Short Fund	Fund	Allocation Fund	Income Fund

ASSETS:
Investments in securities, at cost	$ 8,717,758	$ 9,432,569	$ 18,534,241	$ 2,281,091	$ 17,895,080	$ 7,479,366	$ -
Investments in securities, at value	$ 9,373,089	$ 9,998,549	$ 21,676,357	$ 2,329,231	$ 16,732,962	$ 7,542,445	$ -
Receivable for securities sold	-	-	-	-	786,731	-	-
Receivable for Fund shares sold	807	2,766	-	6,000	50,000	-	100,000
Dividends and interest receivable	22,248	53,628	15,392	2,163	13,044	6,524	-
Cash	-	-	-	519	-	-	-
Foreign Cash (Cost $ 103,306)	-	-	-	-	102,933	-	-
Due from manager	-	-	-	3,675	-	-	-
Deposit with broker	-	-	-	1,029,665	3,462,024	-	-
Margin receivable
Prepaid expenses and other assets	13,775	6,905	9,293	7,800	10,470	16,445	-
Total Assets	9,409,919	10,061,848	21,701,042	3,379,053	21,158,164	7,565,414	100,000

LIABILITIES:
Options written (premiums $129,557, $132,051, $0, $0, $10,554 and $0)	94,944	113,302	-	-	2,510	-	-
Securities sold short (cost $0, $0, $0 , $1,049,338, $2,535,222 and $0)	-	-	-	1,062,496	2,667,914	-	-
Management fees payable	2,695	3,478	13,158	-	17,272	2,344	-
Payable upon return of securities loaned (Note 1)
Due to Broker
Payable for securities purchased	350,914	282,998	-	-	244,735	-	-
Payable for Fund shares redeemed	36	12	45,281	4,152	239,604	24	-
Distributions payable	-	-	-	-	-	-
Accrued 12b-1 fees	5,223	8,523	30,612	1,484	22,377	3,351	-
Administration fees payable	3,372	2,229	3,199	1,599	1,848	1,764	-
Accrued expenses and other liabilities	15,565	15,591	17,308	15,881	8,976	12,403	-
Total Liabilities	472,749	426,133	109,558	1,085,612	3,205,236	19,886	-

Net Assets	$ 8,937,170	$ 9,635,715	$ 21,591,484	$ 2,293,441	$ 17,952,928	$ 7,545,528	$ 100,000

NET ASSETS CONSIST OF:
Paid in capital	$ 8,275,980	$ 9,015,080	$ 19,278,522	$ 2,299,449	$ 19,058,973	$ 7,472,103	$ 100,000
Undistributed net investment income (loss)	(102,034)	(44,300)	(2,568)	(11,399)	(14,782)	(613)	-
Accumulated net realized gain (loss) on
investments, securities sold short and written options	73,257	80,340	(826,586)	(29,591)	195,885	10,959	-
Net unrealized appreciation on investments, securities
sold short and written options	689,967	584,595	3,142,116	34,982	(1,287,148)	63,079	-
Net Assets	$ 8,937,170	$ 9,635,715	$ 21,591,484	$ 2,293,441	$ 17,952,928	$ 7,545,528	$ 100,000

Class A
Net Assets	$ 7,158,440	$ 7,691,311	$ 21,372,481	$ 2,027,248	$ 17,946,083	$ 7,335,523	$ 10,000
Shares of beneficial interest outstanding (a)	652,633	708,045	1,905,233	200,277	1,797,530	701,063	1,000
Net asset value per share	$ 10.97	$ 10.86	$ 11.22	$ 10.12	$ 9.98	$ 10.46	$ 10.00
Maximum offering price per share (b)	$ 11.64	$ 11.52	$ 11.90	$ 10.74	$ 10.59	$ 11.10	$ 10.61
Minimum redemption price per share (c)	$ 10.86	$ 10.75	$ 11.11	$ 10.02	$ 9.88	$ 10.36	$ 9.90

Class C
Net Assets	$ 1,778,731	$ 1,944,404	$ 219,003	$ 266,193	$ 6,845	$ 210,005	$ 10,000
Shares of beneficial interest outstanding (a)	163,189	$ 179,569	19,647	26,439	688	20,123	1,000
Net asset value and offering price per share	$ 10.90	$ 10.83	$ 11.15	$ 10.07	$ 9.96	$ 10.44	$ 10.00
Minimum redemption price per share (d)	$ 10.79	$ 10.72	$ 11.04	$ 9.97	$ 9.86	$ 10.33	$ 9.90

Class I
Net Assets							$ 80,000
Shares of beneficial interest outstanding (a)							8,000
Net asset value, offering price and
redemption price per share							$ 10.00

(a)	Unlimited number of shares of no par value beneficial interest authorized
(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.
(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges ("CDSC") on shares redeemed within 18 months of purchases (excluding shares purchased with reinvested dividends and/or distributions).
(d)	A CDSC OF 1% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2012

			Catalyst/SMH	Catalyst/Groesbeck	Catalyst	Catalyst
	Catalyst	Catalyst/SMH	Total Return	Growth of	Strategic	Large Cap
	Value Fund	High Income Fund	Income Fund	Income Fund	Insider Fund	Value Fund

Investment Income:
Dividend income	$ 1,003,253	$ -	$ 771,939	$ 215,185	$ 56,641	$ 8,835
Interest income	920	4,885,456	1,144,278	545	184	14
Securities lending net income	29,794	-	-	-	3,341	-
Foreign tax withheld	(201)	-	(7,677)	(941)	-	-
Total Investment Income	1,033,766	4,885,456	1,908,540	214,789	60,166	8,849

Operating Expenses:
Investment management fees	306,440	665,057	281,148	70,088	23,452	2,432
12b-1 Fees:
Class A	48,008	125,165	38,393	14,055	4,310	599
Class C	46,217	164,396	127,575	2,441	1,522	34
Administration fees	25,662	64,036	29,758	9,603	5,135	1,922
Registration fees	22,667	15,101	15,109	10,090	10,072	5,061
Networking fees	16,087	10,118	9,957	1,082	2,240	2,496
Audit fees	6,050	7,058	7,058	6,050	6,551	6,044
Custody fees	4,393	7,477	4,158	2,121	2,715	1,659
Printing expenses	2,529	2,529	2,529	2,532	2,532	2,533
Compliance officer fees	2,866	3,173	3,173	3,319	2,866	2,866
Trustees' fees	2,017	2,017	2,017	2,017	2,017	2,017
Legal fees	1,910	1,913	1,913	1,912	1,913	1,913
Insurance expenses	639	642	642	642	642	639
Dividend expense	-	-	-	-	29,326	-
Interest expense	-	-	-	-	16,418	-
Miscellaneous expenses	3,128	1,512	1,512	1,510	1,512	1,187
Total Operating Expenses	488,613	1,070,194	524,942	127,462	113,223	31,402
Less: Expenses waived/reimbursed
by Manager	(83,784)	-	-	(19,475)	(37,892)	(28,934)
Plus: Expenses recaptured	-	16,323	6,235	-	-	-
Net Operating Expenses	404,829	1,086,517	531,177	107,987	75,331	2,468

Net Investment Income (Loss)	628,937	3,798,939	1,377,363	106,802	(15,165)	6,381

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(3,191,809)	4,587,631	2,292,088	(3,848)	349,877	7,602
Securities sold short	-	-	-	-	(230,710)	-
Options purchased	-	-	-	-	147,951	-
Options written	-	-	64,093	-	126,852	-
Net change in unrealized appreciation
(depreciation) on:
Investments	5,641,044	(5,684,461)	(1,834,072)	563,481	176,361	35,780
Securities sold short	-	-	-	-	(4,836)	-
Options purchased	-	-	-	-	(45,120)	-
Options written	-	-	(18,304)	-	36,168	-
Net Realized and Unrealized
Gain (Loss) on Investments	2,449,235	(1,096,830)	503,805	559,633	556,543	43,382

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ 3,078,172	$ 2,702,109	$ 1,881,168	$ 666,435	$ 541,378	$ 49,763

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Period Ended December 31, 2012

	Catalyst/MAP	Catalyst/MAP	Catalyst/CP	Catalyst	Catalyst	Catalyst/Lyons	Catalyst/Princeton
	Global Capital	Global Total Return	Core Equity	Insider Long/	Event Arbitrage	Tactical Allocation	Floating Rate
	Appreciation Fund	Income Fund	Fund	Short Fund	Fund (a)	Fund (a)	Income Fund (b)

Investment Income:
Dividend Income	$ 144,528	$ 127,784	$ 169,244	$ 15,419	$ 189,269	$ 75,704	$ -
Interest Income	694	60,726	10	171	26,377	191	-
Foreign tax withheld	(8,720)	(7,763)	-	-	(3,971)	-	-
Total Investment Income	136,502	180,747	169,254	15,590	211,675	75,895	-

Operating Expenses:
Investment management fees	35,632	43,512	104,965	12,552	111,389	23,179	-
12b-1 fees:
Class A	7,124	8,504	26,074	2,305	22,397	4,568	-
Class C	7,136	9,498	669	823	15	269	-
Administration fees	8,636	10,988	12,590	5,389	10,557	3,571	-
Registration fees	7,575	7,581	5,035	3,254	2,493	2,493	-
Audit fees	7,055	7,053	7,023	5,949	5,984	5,984	-
Compliance officer fees	3,663	3,173	3,481	3,533	3,073	3,778	-
Printing expenses	2,533	2,533	2,532	2,535	2,819	2,493	-
Custody fees	2,031	1,813	1,980	2,996	3,323	2,084	-
Trustees' fees	2,017	2,017	2,017	2,017	1,995	1,995	-
Legal fees	1,912	1,912	1,913	2,507	2,493	2,494	-
Networking fees	785	1,362	808	180	180	-	-
Insurance expenses	568	568	639	-	-	-	-
Dividend expense	-	-	-	11,016	42,876	-	-
Interest expense	-	-	-	2,400	12,748	-	-
Miscellaneous expenses	1,512	1,512	1,512	1,382	1,496	1,496	-
Total Operating Expenses	88,179	102,026	171,238	58,838	223,838	54,404	-
Less: Expenses waived/reimbursed
by Manager	(27,473)	(27,376)	(29,013)	(32,197)	(13,127)	(26,452)	-
Net Operating Expenses	60,706	74,650	142,225	26,641	210,711	27,952	-

Net Investment Income (Loss)	75,796	106,097	27,029	(11,051)	964	47,943	-

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	93,842	101,423	(587,373)	(22,640)	715,863	75,283	-
Securities sold short	-	-	-	(6,951)	(350,014)	-	-
Options purchased	-	-	-	-	(45,103)	-	-
Options written	15,595	11,477	-	-	118,096	-	-
Foreign currency transactions	(766)	(2,449)	-	-	(55)	-	-
Net change in unrealized appreciation
(depreciation) on:
Investments	639,226	612,390	1,614,526	23,341	(1,161,536)	63,079	-
Securities sold short	-	-	-	(14,586)	(132,692)	-	-
Options purchased	-	-	-	-	(582)	-	-
Options written	9,347	(30,221)	-	-	8,044	-	-
Foreign currency translations	3	(139)	-	-	(382)	-	-
Net Realized and Unrealized
Gain on Investments	757,247	692,481	1,027,153	(20,836)	(848,361)	138,362	-

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ 833,043	$ 798,578	$ 1,054,182	$ (31,887)	$ (847,397)	$ 186,305	$ -

(a)	The Catalyst Event Arbitrage and the Catalyst/Lyons Tactical Allocation Funds commenced operations on July 2, 2012
(b)	The Catalyst /Princeton Floating Rate Income Fund commenced operations on December 31, 2012

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

					Catalyst/SMH Total
	Catalyst Value Fund		Catalyst/SMH High Income Fund		Return Income Fund

	For the		For the		For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2012	June 30, 2012	December 31, 2012	June 30, 2012	December 31, 2012	June 30, 2012
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$ 628,937	$ 1,903,758	$ 3,798,939	$ 9,579,072	$ 1,377,363	$ 3,928,627
Net realized gain (loss) on investments	(3,191,809)	(16,322,002)	4,587,631	2,540,692	2,356,181	(2,132,163)
Net change in unrealized appreciation/
(depreciation) on investments	5,641,044	(7,568,406)	(5,684,461)	(7,436,166)	(1,852,376)	(7,282,197)
Net increase (decrease) in net assets
resulting from operations	3,078,172	(21,986,650)	2,702,109	4,683,598	1,881,168	(5,485,733)

Distributions to Shareholders from:
Net investment income
Class A	(1,348,090)	-	(2,961,938)	(7,769,667)	(838,016)	(2,413,038)
Class C	(281,399)	-	(868,690)	(2,069,713)	(616,318)	(1,649,571)
Class I	(56,262)	-	-	-	-	-
Net realized gains
Class A	-	(1,676,526)	(2,057,457)	(4,683,651)	-	(1,395,939)
Class C	-	(368,183)	(710,269)	(1,305,427)	-	(1,100,211)
Class I	-	(48,726)	-	-	-	-
Total dividends and distributions
to shareholders	(1,685,751)	(2,093,435)	(6,598,354)	(15,828,458)	(1,454,334)	(6,558,759)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,487,328	17,002,510	13,658,985	38,367,030	2,797,604	13,451,244
Class C	140,393	2,005,718	3,869,463	12,319,291	1,062,723	6,469,390
Class I	8,148	422,324	-	-	-	-
Reinvestment of dividends and distributions
Class A	1,146,435	1,524,918	3,729,759	9,504,998	585,402	2,969,621
Class C	257,687	357,194	1,045,146	2,183,924	438,160	2,242,274
Class I	46,947	38,522	-	-	-	-
Cost of shares redeemed
Class A	(18,559,398)	(47,674,640)	(26,625,368)	(38,387,250)	(11,882,013)	(29,049,723)
Class C	(3,321,233)	(5,585,861)	(5,661,085)	(4,794,573)	(5,735,828)	(9,975,619)
Class I	(383,986)	(802,973)	-	-	-	-
Net increase (decrease) in net assets from
share transactions of beneficial interest	(19,177,679)	(32,712,288)	(9,983,100)	19,193,420	(12,733,952)	(13,892,813)

Total Increase (Decrease) in Net Assets	(17,785,258)	(56,792,373)	(13,879,345)	8,048,560	(12,307,118)	(25,937,305)

Net Assets:
Beginning of year	57,028,395	113,820,768	133,424,286	125,375,726	60,536,376	86,473,681
End of period*	$ 39,243,137	$ 57,028,395	$ 119,544,941	$ 133,424,286	$ 48,229,258	$ 60,536,376
* Includes undistributed net investment
income (loss) at end of period	$ 613,986	$ 1,670,800	$ (4,656)	$ 27,032	$ (35,675)	$ 41,296

Share Activity:
Shares Sold
Class A	131,194	1,411,961	2,114,280	5,812,150	492,210	2,282,938
Class C	12,869	167,335	599,396	1,873,573	186,832	1,093,680
Class I	742	35,295	-	-	-	-
Shares Reinvested
Class A	103,376	143,185	587,561	1,473,885	104,767	526,854
Class C	23,882	34,478	164,861	340,250	78,380	400,070
Class I	4,203	3,590	-	-	-	-
Shares Redeemed
Class A	(1,645,169)	(4,047,502)	(4,141,181)	(5,811,455)	(2,114,878)	(4,888,845)
Class C	(306,254)	(486,755)	(877,696)	(726,781)	(1,023,156)	(1,713,069)
Class I	(33,969)	(67,984)	-	-	-	-
Net increase (decrease) in shares of
beneficial interest outstanding	(1,709,126)	(2,806,397)	(1,552,779)	2,961,622	(2,275,845)	(2,298,372)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Groesbeck				Catalyst Large Cap
	Growth of Income Fund		Catalyst Strategic Insider Fund		Value Fund (a)

	For the		For the		For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	December 31, 2012	June 30, 2012	December 31, 2012	June 30, 2012	December 31, 2012	June 30, 2012
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$ 106,802	$ 80,958	$ (15,165)	$ 24,404	$ 6,381	$ 2,408
Net realized gain (loss) on investments	(3,848)	65,311	393,970	(370,267)	7,602	24,961
Net change in unrealized appreciation
(depreciation) on investments	563,481	186,438	162,573	(26,572)	35,780	(1,952)
Net increase (decrease) in net assets
resulting from operations	666,435	332,707	541,378	(372,435)	49,763	25,417

Distributions to Shareholders from:
Net investment income
Class A	(88,287)	(63,930)	(6,060)	(2,348)	(6,089)	(2,848)
Class C	(1,802)	(633)	-	-	(58)	(3)
Class I	(19,455)	(16,387)	-	-	-	-
Net realized gains
Class A	(35,159)	(77,215)	-	(365,320)	(36,557)	-
Class C	(1,354)	(1,265)	-	(23,401)	(522)	-
Class I	(7,242)	(14,931)	-	-	-	-
Total dividends and distributions
to shareholders	(153,299)	(174,361)	(6,060)	(391,069)	(43,226)	(2,851)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	8,410,871	3,863,721	978,168	2,372,845	39,716	438,856
Class C	25,150	434,329	78,982	111,236	-	6,100
Class I	125,000	866,500	-	-	-	-
Reinvestment of dividends and distributions
Class A	114,471	134,950	5,029	283,743	30,820	2,171
Class C	3,001	1,762	-	22,313	-	-
Class I	26,021	31,199	-	-	-	-
Cost of shares redeemed
Class A	(8,314,590)	(1,112,363)	(1,120,548)	(3,360,126)	(18,822)	(41,578)
Class C	(83,891)	(44,783)	(14,578)	(33,970)	-	-
Class I	(225,911)	-	-	-	-	-
Net increase (decrease) in net assets from
share transactions of beneficial interest	80,122	4,175,315	(72,947)	(603,959)	51,714	405,549

Total Increase (Decrease) in Net Assets	593,258	4,333,661	462,371	(1,367,463)	58,251	428,115

Net Assets:
Beginning of year	13,307,054	8,973,393	3,651,122	5,018,585	428,115	-
End of period*	$ 13,900,312	$ 13,307,054	$ 4,113,493	$ 3,651,122	$ 486,366	$ 428,115
* Includes undistributed net investment
loss at end of period	$ (2,742)	$ -	$ (21,225)	$ -	$ (209)	$ (443)

Share Activity:
Shares Sold
Class A	697,069	330,948	87,285	227,502	3,806	44,118
Class C	2,082	37,719	7,058	10,478	-	608
Class I	10,261	75,657	-	-	-	-
Shares Reinvested
Class A	9,404	12,071	435	28,746	2,935	219
Class C	249	160	-	2,265	-	-
Class I	2,136	2,783	-	-	-	-
Shares Redeemed
Class A	(679,364)	(98,372)	(104,477)	(324,733)	(1,714)	(3,857)
Class C	(7,000)	(3,919)	(1,342)	(3,404)	-	-
Class I	(18,322)	-	-	-	-	-
Net increase (decrease) in shares of
beneficial interest outstanding	16,515	357,047	(11,041)	(59,146)	5,027	41,088

(a) The Catalyst Large Cap Value Fund commenced operations on July 29, 2011.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/MAP		Catalyst/MAP Global
	Global Capital Appreciation		Global Total Return Income
	Fund (a)		Fund (b)		C atalyst/ CP Core Equity Fund (c)

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	December 31, 2012	June 30, 2012	December 31, 2012	June 30, 2012	December 31, 2012	June 30, 2012
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income	$ 75,796	$ 38,592	$ 106,097	$ 52,348	$ 27,029	$ 7,393
Net realized gain (loss) on investments	108,671	10,473	110,451	13,616	(587,373)	(239,213)
Net change in unrealized appreciation
(depreciation) on investments	648,576	41,391	582,030	2,565	1,614,526	1,527,590
Net increase in net assets
resulting from operations	833,043	90,456	798,578	68,529	1,054,182	1,295,770

Distributions to Shareholders:
Net investment income
Class A	(175,457)	(1,447)	(152,687)	(14,858)	(36,880)	-
Class C	(38,518)	(116)	(32,708)	(1,645)	(110)	-
Net realized gains
Class A	(36,986)	-	(35,596)	-	-	-
Class C	(9,785)	-	(8,978)	-	-	-
Total dividends and distributions
to shareholders	(260,746)	(1,563)	(229,969)	(16,503)	(36,990)	-

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	2,462,658	4,548,497	2,881,582	5,158,448	903,361	19,928,637
Class C	627,329	1,017,466	239,484	1,846,474	187,000	25,125
Reinvestment of dividends and distributions
Class A	160,809	762	124,535	11,265	36,880	-
Class C	37,286	106	38,535	1,560	94	-
Cost of shares redeemed
Class A	(395,322)	(154,358)	(676,904)	(319,212)	(1,109,788)	(692,787)
Class C	(21,577)	(7,676)	(251,418)	(39,269)	-	-
Net increase in net assets from
share transactions of beneficial interest	2,871,183	5,404,797	2,355,814	6,659,266	17,547	19,260,975

Total Increase in Net Assets	3,443,480	5,493,690	2,924,423	6,711,292	1,034,739	20,556,745

Net Assets:
Beginning of period	5,493,690	-	6,711,292	-	20,556,745	-
End of period*	$ 8,937,170	$ 5,493,690	$ 9,635,715	$ 6,711,292	$ 21,591,484	$ 20,556,745
* Includes undistributed net investment
income (loss) at end of period	$ (102,034)	$ 36,145	$ (44,300)	$ 34,998	$ (2,568)	$ 7,393

Share Activity:
Shares Sold
Class A	229,238	461,758	274,673	516,264	81,901	1,986,203
Class C	58,839	103,718	22,724	180,726	17,139	2,500
Shares Reinvested
Class A	14,794	80	11,648	1,114	3,232	-
Class C	3,449	11	3,615	152	8	-
Shares Redeemed
Class A	(37,301)	(15,936)	(63,955)	(31,699)	(102,040)	(64,063)
Class C	(2,062)	(766)	(23,710)	(3,938)	-	-
Net increase in shares of
beneficial interest outstanding	266,957	548,865	224,995	662,619	240	1,924,640

(a)	The Catalyst/MAP Global Capital Appreciation Fund commenced operations on July 29, 2011
(b)	The Catalyst/MAP Global Total Return Income Fund commenced operations on July 29, 2011
(c)	The Catalyst/CP Core Equity Fund commenced operations on December 22, 2011

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

				Catalyst/Lyons	Catalyst/Princeton
	Catalyst Insider		Catalyst Event	Tactical	Floating Rate
	Long/Short Fund (a)		Arbitrage Fund (b)	Allocation Fund (b)	Income Fund (c)

	For the	For the	For the	For the	For the
	Six Months Ended	Period Ended	Period Ended	Period Ended	Period Ended
	December 31, 2012	June 30, 2012	December 31, 2012	December 31, 2012	December 31, 2012
Operations:	(Unaudited)		(Unaudited)	(Unaudited)	(Unaudited)
Net investment income (loss)	$ (11,051)	$ (1,376)	$ 964	$ 47,943	$ -
Net realized gain (loss) on investments	(29,591)	1,028	438,787	75,283	-
Net change in unrealized appreciation
(depreciation) on investments	8,755	26,227	(1,287,148)	63,079	-
Net increase (decrease) in net assets
resulting from operations	(31,887)	25,879	(847,397)	186,305	-

Distributions to Shareholders:
Net investment income
Class A	-	-	(15,746)	(47,516)	-
Class C	-	-	-	(1,040)	-
Net realized gains
Class A	-	-	(242,810)	(62,761)	-
Class C	-	-	(92)	(1,563)	-
Total dividends and distributions
to shareholders	-	-	(258,648)	(112,880)	-

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,418,219	1,001,281	19,098,215	7,382,898	10,000
Class C	269,318	21,000	6,861	207,229	10,000
Class I	-	-	-	-	80,000
Reinvestment of dividends and distributions
Class A	-	-	258,409	109,537	-
Class C	-	-	92	2,603	-
Class I	-	-	-	-	-
Cost of shares redeemed
Class A	(392,341)	-	(304,604)	(230,152)	-
Class C	(18,028)	-	-	(12)	-
Class I	-	-	-	-	-
Net increase in net assets from
share transactions of beneficial interest	1,277,168	1,022,281	19,058,973	7,472,103	100,000

Total Increase in Net Assets	1,245,281	1,048,160	17,952,928	7,545,528	100,000

Net Assets:
Beginning of period	1,048,160	-	-	-	-
End of period*	$ 2,293,441	$ 1,048,160	$ 17,952,928	$ 7,545,528	$ 100,000
* Includes undistributed net investment
income (loss) at end of period	$ (11,399)	$ (348)	$ (14,782)	$ (613)	$ -

Share Activity:
Shares Sold
Class A	139,322	101,149	274,673	712,938	1,000
Class C	26,102	2,153	22,724	19,879	1,000
Class I	-	-	-	-	8,000
Shares Reinvested
Class A	-	-	11,648	10,285	-
Class C	-	-	3,615	245	-
Class I	-	-	-	-	-
Shares Redeemed
Class A	(40,194)	-	(63,955)	(22,160)	-
Class C	(1,816)	-	(23,710)	(1)	-
Net increase in shares of
beneficial interest outstanding	123,414	103,302	224,995	721,186	10,000

(a)	The Catalyst Insider Long /Short Fund commenced operations on April 30, 2012
(b)	The Catalyst Event Arbitrage Fund and Catalyst/Lyons Tactical Allocation Fund commenced operations on July 2, 2012
(c)	The Catalyst/Princeton Floating Rate Income Fund commenced operations on December 31, 2012

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Value Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period
Class A

	For the		For the		For the	For the		For the		For the
	Six Month Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	December 31, 2012		June 30, 2012		June 30, 2011	June 30, 2010		June 30, 2009		June 30, 2008
	(Unaudited)
Net asset value, beginning of year/period	$ 11.05		$ 14.28		$ 11.66	$ 8.95		$ 8.10		$ 12.73

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	0.15	(A)	0.30	(A)	(0.08)	(0.11)		0.07	(A)	(0.15)	(A)
Net realized and unrealized gain (loss) on investments	0.63		(3.21)		2.82	2.84	(C)	0.78		(3.96)
Total from investment operations	0.78		(2.91)		2.74	2.73		0.85		(4.11)

LESS DISTRIBUTIONS:
From net investment income	(0.50)		-		-	(0.02)		-		(0.52)
From net realized gains on investments	0.00		(0.32)		(0.12)	-		-		-
Total distributions	(0.50)		(0.32)		(0.12)	(0.02)		-		(0.52)

Net asset value, end of year/period	$ 11.33		$ 11.05		$ 14.28	$ 11.66		$ 8.95		$ 8.10

Total return (B)	7.17%	(E)	(20.30)%		23.47%	30.47%	(D)	10.49%		(33.03)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000's)	$ 30,244		$ 45,077		$ 93,869	$ 47,320		$ 6,971		$ 1,044
Ratios to average net assets
Expenses, before waiver and reimbursement	1.86%	(F)	1.80%		1.78%	1.94%		4.39%		6.18%
Expenses, net waiver and reimbursement	1.55%	(F)	1.55%		1.55%	1.56%		1.66%		1.95%
Net investment income (loss), before waiver and reimbursement	2.37%	(F)	2.31%		(0.98)%	(1.64)%		(1.85)%		(5.67)%
Net investment income (loss), net waiver and reimbursement	2.68%	(F)	2.56%		(0.75)%	(1.26)%		0.88%		(1.44)%
Portfolio turnover rate	39%	(E)	61%		123%	158%		169%		80%

	Class C

	For the		For the		For the	For the		For the		For the
	Six Month Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	December 31, 2012		June 30, 2012		June 30, 2011	June 30, 2010		June 30, 2009		June 30, 2008
	(Unaudited)
Net asset value, beginning of year/period	$ 10.70		$ 13.95		$ 11.48	$ 8.80		$ 8.05		$ 12.64

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	0.11	(A)	0.22	(A)	(0.12)	(0.14)		0.11	(A)	(0.19)	(A)
Net realized and unrealized gain (loss) on investments	0.61		(3.15)		2.71	2.84	(C)	0.64		(3.96)
Total from investment operations	0.72		(2.93)		2.59	2.70		0.75		(4.15)

LESS DISTRIBUTIONS:
From net investment income	(0.40)		-		-	(0.02)		-		(0.44)
From net realized gains on investments	-		(0.32)		(0.12)	-		-		-
Total distributions	(0.40)		(0.32)		(0.12)	(0.02)		-		(0.44)

Net asset value, end of year/period	$ 11.02		$ 10.70		$ 13.95	$ 11.48		$ 8.80		$ 8.05

Total return (B)	6.77%	(E)	(20.94)%		22.53%	30.66%	(D)	9.32%		(33.52)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000's)	$ 7,791		$ 10,448		$ 17,595	$ 3,810		$ 28		$ 10
Ratios to average net assets
Expenses, before waiver and reimbursement	2.61%	(F)	2.55%		2.53%	2.69%		6.87%		6.93%
Expenses, net waiver and reimbursement	2.30%	(F)	2.30%		2.30%	2.31%		2.53%		2.70%
Net investment income (loss), before waiver and reimbursement	1.72%	(F)	1.66%		(1.62)%	(2.42)%		(2.95)%		(6.05)%
Net investment income (loss), net waiver and reimbursement	1.91%	(F)	1.91%		(1.39)%	(2.04)%		1.39%		(1.82)%
Portfolio turnover rate	39%	(E)	61%		123%	158%		169%		80%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.
(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)

As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2010, primarily due to the timing of sales and repurchases of the Fund's shares in realtion to fluctuating market values of the Fund's portfolio.
(D)

For the year ended June 30, 2010, 0.11% of the Fund's Class A shares and Class C shares total return consists of a voluntary reimbursement by the Manager of a realized investment loss incurred on a trading error.

Excluding this item, total return would have been 30.36% for Class A and 30.54% for Class C.
(E)	Not Annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Value Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period
Class I (A)

	For the		For the		For the	For the		For the
	Six Month Ended		Year Ended		Year Ended	Year Ended		Period Ended
	December 31, 2012		June 30, 2012		June 30, 2011	June 30, 2010		June 30, 2009
	(Unaudited)
Net asset value, beginning of year/period	$ 11.15		$ 14.37		$ 11.70	$ 8.96		$ 7.36

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	0.18	(B)	0.35	(B)	(0.09)	(0.14)		-	(B)
Net realized and unrealized gain (loss) on investments	0.62		(3.25)		2.88	2.90	(C)	1.60
Total from investment operations	0.80		(2.90)		2.79	2.76		1.60

LESS DISTRIBUTIONS:
From net investment income	(0.54)		-		-	(0.02)		-
From net realized gains on investments	-		(0.32)		(0.12)	-		-
Total distributions	(0.54)		(0.32)		(0.12)	(0.02)		-

Net asset value, end of year/period	$ 11.41		$ 11.15		$ 14.37	$ 11.70		$ 8.96

Total return (D)	7.32%	(F)	(20.10)%		23.82%	30.80%	(E)	21.74%	(F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000's)	$ 1,208		$ 1,504		$ 2,357	$ 1,364		$ 1,090
Ratios to average net assets
Expenses, before waiver and reimbursement	1.61%	(G)	1.55%		1.53%	1.69%		2.48%	(G)
Expenses, net waiver and reimbursement	1.30%	(G)	1.30%		1.30%	1.31%		1.30%	(G)
Net investment income (loss), before waiver and reimbursement	2.76%	(G)	2.27%		(0.73)%	(1.34)%		(1.25)%	(G)
Net investment income (loss), net waiver and reimbursement	3.07%	(G)	2.52%		(0.50)%	(0.96)%		(0.07)%	(G)
Portfolio turnover rate	39%	(F)	61%		123%	158%		169%	(F)

(A)	The Catalyst Value Fund Class I shares commenced operations on March 27, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)

As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2010, primarily due to the timing of sales and repurchases of the Fund's shares in realtion to fluctuating market values of the Fund's portfolio.
(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(E)	For the year ended June 30, 2010, 0.11% of the Fund's class I Shares' total return consists of a voluntary reimbursement by the Manager of a realized investment loss incurred on a trding error.
Excluding this item, total return would have been 30.69%.
(F)	Not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A (A)
	For the		For the		For the	For the	For the		For the
	Six Month Ended		Year Ended		Year Ended	Year Ended	Year Ended		Period Ended
	December 31, 2012		June 30, 2012		June 30, 2011	June 30, 2010	June 30, 2009		June 30, 2008
	(Unaudited)
Net asset value, beginning of year/period	$ 6.48		$ 7.11		$ 6.95	$ 6.25	$ 7.74		$ 8.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income	0.19	(B)	0.52	(B)	0.51	0.58	0.72		0.02	(B)
Net realized and unrealized gain (loss) on investments	(0.04)		(0.29)		0.56	0.81	(1.49)	(C)	(0.26)
Total from investment operations	0.15		0.23		1.07	1.39	(0.77)		(0.24)

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.53)		(0.52)	(0.58)	(0.72)		(0.02)
From net realized gains on investments	(0.15)		(0.33)		(0.39)	(0.11)	-		-
Total distributions	(0.35)		(0.86)		(0.91)	(0.69)	(0.72)		(0.02)

Net asset value, end of year/period	$ 6.28		$ 6.48		$ 7.11	$ 6.95	$ 6.25		$ 7.74

Total return (D)	2.23%	(E)	4.02%		15.84%	23.84%	(8.42)%		(2.98)%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000's)	$ 88,392		$ 100,536		$ 99,854	$ 50,837	$ 24,966		$ 9,049
Ratios to average net assets
Expenses, before waiver and reimbursement	1.42%	(F)	1.46%		1.48%	1.59%	1.80%		3.43%	(F)
Expenses, net waiver and reimbursement/recapture	1.45%	(F)	1.45%		1.45%	1.45%	1.45%		1.45%	(F)
Net investment income, before waiver and reimbursement	5.87%	(F)	7.87%		7.06%	8.82%	13.51%		2.36%	(F)
Net investment income, net waiver and reimbursement/recapture	5.90%	(F)	7.88%		7.09%	8.96%	13.86%		4.35%	(F)
Portfolio turnover rate	26%	(E)	33%		58%	58%	24%		0.07%	(E)

	Class C (A)
	For the		For the		For the	For the	For the		For the
	Six Month Ended		Year Ended		Year Ended	Year Ended	Year Ended		Period Ended
	December 31, 2012		June 30, 2012		June 30, 2011	June 30, 2010	June 30, 2009		June 30, 2008
	(Unaudited)
Net asset value, beginning of year/period	$ 6.48		$ 7.11		$ 6.96	$ 6.25	$ 7.75		$ 8.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income	0.17	(B)	0.47	(B)	0.46	0.58	0.69		0.02	(B)
Net realized and unrealized gain (loss) on investments	(0.05)		(0.28)		0.55	0.82	(1.51)	(C)	(0.25)
Total from investment operations	0.12		0.19		1.01	1.40	(0.82)		(0.23)

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.49)		(0.47)	(0.58)	(0.68)		(0.02)
From net realized gains on investments	(0.15)		(0.33)		(0.39)	(0.11)	-		-
Total distributions	(0.32)		(0.82)		(0.86)	(0.69)	(0.68)		(0.02)

Net asset value, end of year/period	$ 6.28		$ 6.48		$ 7.11	$ 6.96	$ 6.25		$ 7.75

Total return (D)	1.86%	(E)	3.27%		14.82%	23.10%	(9.19)%		(2.93)%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000's)	$ 31,153		$ 32,888		$ 25,522	$ 14,811	$ 7,932		$ 2,044
Ratios to average net assets
Expenses, before waiver and reimbursement	2.17%	(F)	2.21%		2.23%	2.34%	2.55%		4.18%	(F)
Expenses, net waiver and reimbursement/recapture	2.20%	(F)	2.20%		2.20%	2.20%	2.20%		2.20%	(F)
Net investment income, before waiver and reimbursement	5.14%	(F)	7.12%		6.31%	8.14%	12.60%		0.93%	(F)
Net investment income, net waiver and reimbursement /recapture	5.16%	(F)	7.13%		6.34%	8.28%	12.95%		2.92%	(F)
Portfolio turnover rate	26%	(E)	33%		58%	58%	24%		0.07%	(E)

(A)	The Catalyst/SMH High Income Fund Class A and C shares commenced operations on May 21, 2008.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)

As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2010, primarily due to the timing of sales and repurchases of the Fund's shares in realtion to fluctuating market values of the Fund's portfolio.
(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(E)	Not Annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A (A)
	For the		For the		For the		For the	For the	For the
	Six Month Ended		Year Ended		Year Ended		Year Ended	Year Ended	Period Ended
	December 31, 2012		June 30, 2012		June 30, 2011		June 30, 2010	June 30, 2009	June 30, 2008
	(Unaudited)
Net asset value, beginning of year/period	$ 5.59		$ 6.59		$ 5.90		$ 5.18	$ 7.18	$ 8.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income	0.15	(B)	0.36	(B)	0.31		0.39	0.50	0.05	(B)
Net realized and unrealized gain (loss) on investments	0.06		(0.75)		0.78	(C)	0.79	(1.96)	(0.82)
Total from investment operations	0.21		(0.39)		1.09		1.18	(1.46)	(0.77)

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.38)		(0.32)		(0.39)	(0.52)	(0.05)
From net realized gains on investments	-		(0.23)		(0.08)		(0.07)	(0.02)	-
Total distributions	(0.16)		(0.61)		(0.40)		(0.46)	(0.54)	(0.05)

Net asset value, end of year/period	$ 5.64		$ 5.59		$ 6.59		$ 5.90	$ 5.18	$ 7.18

Total return (D)	3.86%	(E)	(5.63)%		18.56%		23.23%	(19.49)%	(9.57)%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000's)	$ 25,698		$ 33,969		$ 53,720		$ 6,365	$ 1,198	$ 519
Ratios to average net assets
Expenses, before waiver and reimbursement	1.53%	(F)	1.55%		1.56%		2.31%	3.14%	5.04%	(F)
Expenses, net waiver and reimbursement	1.55%	(F)	1.55%		1.55%		1.55%	1.55%	1.55%	(F)
Net investment income, before waiver and reimbursement	5.21%	(F)	6.17%		4.98%		5.52%	9.22%	4.17%	(F)
Net investment income, net waiver and reimbursement	5.23%	(F)	6.17%		4.99%		6.28%	10.81%	7.66%	(F)
Portfolio turnover rate	37%	(E)	39%		60%		46%	8%	0.00%	(E)

	Class C (A)
	For the		For the		For the		For the	For the	For the
	Six Month Ended		Year Ended		Year Ended		Year Ended	Year Ended	Period Ended
	December 31, 2012		June 30, 2012		June 30, 2011		June 30, 2010	June 30, 2009	June 30, 2008
	(Unaudited)
Net asset value, beginning of year/period	$ 5.59		$ 6.58		$ 5.90		$ 5.18	$ 7.18	$ 8.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income	0.13		0.32	(B)	0.27		0.35	0.48	0.05	(B)
Net realized and unrealized gain (loss) on investments	0.06		(0.74)		0.76	(C)	0.79	(1.98)	(0.82)
Total from investment operations	0.19		(0.42)		1.03		1.14	(1.50)	(0.77)

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.34)		(0.27)		(0.35)	(0.48)	(0.05)
From net realized gains on investments	-		(0.23)		(0.08)		(0.07)	(0.02)	-
Total distributions	(0.14)		(0.57)		(0.35)		(0.42)	(0.50)	(0.05)

Net asset value, end of year/period	$ 5.64		$ 5.59		$ 6.58		$ 5.90	$ 5.18	$ 7.18

Total return (D)	3.48%	(E)	(6.18)%		17.53%		22.32%	(20.09)%	(9.66)%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000's)	$ 22,531		$ 26,567		$ 32,753		$ 8,702	$ 3,301	$ 3,108
Ratios to average net assets
Expenses, before waiver and reimbursement	2.28%	(F)	2.30%		2.31%		3.06%	3.89%	5.79%	(F)
Expenses, net waiver and reimbursement	2.30%	(F)	2.30%		2.30%		2.30%	2.30%	2.30%	(F)
Net investment income, before waiver and reimbursement	4.49%	(F)	5.50%		4.23%		5.13%	8.16%	2.47%	(F)
Net investment income, net waiver and reimbursement	4.52%	(F)	5.50%		4.24%		5.89%	9.75%	5.96%	(F)
Portfolio turnover rate	37%	(E)	39%		60%		46%	8%	0%	(E)

(A)	The Catalyst/SMH Total Return Income Fund Class A and C shares commenced operations on May 21, 2008.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)

As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2010, primarily due to the timing of sales and repurchases of the Fund's shares in realtion to fluctuating market values of the Fund's portfolio.
(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(E)	Not Annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Groesbeck Growth of Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A (A)
	For the		For the		For the		For the
	Six Month Ended		Year Ended		Year Ended		Period Ended
	December 31, 2012		June 30, 2012		June 30, 2011		June 30, 2010
	(Unaudited)
Net asset value, beginning of year/period	$ 11.77		$ 11.60		$ 9.21		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income	0.09	(B)	0.09	(B)	0.12		0.04
Net realized and unrealized gain (loss) on investments	0.39		0.27		2.38		(0.79)
Total from investment operations	0.48		0.36		2.50		(0.75)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.08)		(0.11)		(0.04)
From net realized gains on investments	(0.04)		(0.11)		-	(C)	-
Total distributions	(0.13)		(0.19)		(0.11)		(0.04)

Net asset value, end of year/period	$ 12.12		$ 11.77		$ 11.60		$ 9.21

Total return (D)	4.08%	(E)	3.26%		27.35%		(7.47)%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000's)	$ 11,287		$ 10,644		$ 7,649		$ 4,126
Ratios to average net assets
Expenses, before waiver and reimbursement	1.83%	(F)	1.98%		2.31%		3.81%	(F)
Expenses, net waiver and reimbursement	1.55%	(F)	1.55%		1.55%		1.55%	(F)
Net investment income (loss), before waiver and reimbursement	1.50%	(F)	0.33%		0.37%		(0.90)%	(F)
Net investment income, net waiver and reimbursement	1.78%	(F)	0.76%		1.13%		1.36%	(F)
Portfolio turnover rate	0%	(E)	26%		25%		11%	(E)

	Class C (A)
	For the		For the		For the		For the
	Six Month Ended		Year Ended		Year Ended		Period Ended
	December 31, 2012		June 30, 2012		June 30, 2011		June 30, 2010
	(Unaudited)
Net asset value, beginning of year/period	$ 11.65		$ 11.51		$ 9.15		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	0.04	(B)	(0.01)	(B)	0.04		0.04
Net realized and unrealized gain (loss) on investments	0.39		0.29		2.37		(0.85)
Total from investment operations	0.43		0.28		2.41		(0.81)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.03)		(0.05)		(0.04)
From net realized gains on investments	(0.04)		(0.11)		-	(C)	-
Total distributions	(0.09)		(0.14)		(0.05)		(0.04)

Net asset value, end of year/period	$ 11.99		$ 11.65		$ 11.51		$ 9.15

Total return (D)	3.66%	(E)	2.53%		26.42%		(8.11)%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000's)	$ 442		$ 484		$ 87		$ 6
Ratios to average net assets
Expenses, before waiver and reimbursement	2.58%	(F)	2.73%		3.06%		4.56%	(F)
Expenses, net waiver and reimbursement	2.30%	(F)	2.30%		2.30%		2.30%	(F)
Net investment income (loss), before waiver and reimbursement	0.64%	(F)	(0.49)%		(0.38)%		(2.07)%	(F)
Net investment income (loss), net waiver and reimbursement	0.92%	(F)	(0.06)%		0.38%		0.19%	(F)
Portfolio turnover rate	0%	(E)	26%		25%		11%	(E)

(A)	The Catalyst/Groesbeck Growth of Income Fund Class A and Class C commenced operations on December 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized capital gains distributed were less than $0.01 per share.
(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(E)	Not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Groesbeck Growth of Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I (A)
	For the		For the		For the
	Six Month Ended		Year Ended		Period Ended
	December 31, 2012		June 30, 2012		June 30, 2011
	(Unaudited)
Net asset value, beginning of year/period	$ 11.77		$ 11.60		$ 10.29

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income	0.11	(B)	0.12	(B)	0.09
Net realized and unrealized gain (loss) on investments	0.39		0.27		1.33
Total from investment operations	0.50		0.39		1.42

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.11)		(0.11)
From net realized gains on investments	(0.04)		(0.11)		-	(C)
Total distributions	(0.15)		(0.22)		(0.11)

Net asset value, end of year/period	$ 12.12		$ 11.77		$ 11.60

Total return (D)	4.21%	(E)	3.51%		13.94%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000's)	$ 2,172		$ 2,179		$ 1,237
Ratios to average net assets
Expenses, before waiver and reimbursement	1.58%	(F)	1.73%		2.06%	(F)
Expenses, net waiver and reimbursement	1.30%	(F)	1.30%		1.30%	(F)
Net investment income (loss), before waiver and reimbursement	1.79%	(F)	0.61%		0.62%	(F)
Net investment income (loss), net waiver and reimbursement	2.06%	(F)	1.04%		1.38%	(F)
Portfolio turnover rate	0%	(E)	26%		25%	(E)

(A)	The Catalyst/Groesbeck Growth of Income Fund Class I commenced operations on November 24, 2010.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized capital gains distributed were less than $0.01 per share.
(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales changes.

(E)	Not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Strategic Insider Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A (A)
	For the		For the		For the
	Six Month Ended		Year Ended		Period Ended
	December 31, 2012		June 30, 2012		June 30, 2011
	(Unaudited)
Net asset value, beginning of year/period	$ 9.68		$ 11.49		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	(0.04)		0.06	(B)	0.01
Net realized and unrealized gain (loss) on investments	1.61		(0.88)		1.50
Total from investment operations	1.57		(0.82)		1.51

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.01)		(0.02)
From net realized gains on investments	-		(0.98)		-
Total distributions	(0.02)		(0.99)		(0.02)

Net asset value, end of year/period	$ 11.23		$ 9.68		$ 11.49

Total return (C)	16.20%	(D)	(7.32)%		15.07%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000's)	$ 3,752		$ 3,396		$ 4,821
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement	5.98%	(E)	3.59%		4.30%	(E)
Expenses, net waiver and reimbursement	3.99%	(E)	1.83%		1.56%	(E)
Ratios to average net assets (net of dividend and interest expense)
Expenses, before waiver and reimbursement	3.54%	(E)	3.31%		4.29%	(E)
Expenses, net waiver and reimbursement	1.55%	(E)	1.55%		1.55%	(E)
Net investment loss, before waiver and reimbursement	(0.74)%	(E)	(0.89)%		(2.74)%	(E)
Net investment income (loss), net waiver and reimbursement	(2.72)%	(E)	0.87%		0.00%	(E,F)
Portfolio turnover rate	117%	(D)	196%		46%	(D)

	Class C (A)
	For the		For the		For the
	Six Month Ended		Year Ended		Period Ended
	December 31, 2012		June 30, 2012		June 30, 2011
	(Unaudited)
Net asset value, beginning of year/period	$ 9.62		$ 11.50		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	(0.09)	(B)	(0.01)	(B)	(0.02)
Net realized and unrealized gain (loss) on investments	1.67		(0.89)		1.53
Total from investment operations	1.58		(0.90)		1.51

LESS DISTRIBUTIONS:
From net investment income	-		-		(0.01)
From net realized gains on investments	-		(0.98)		-
Total distributions	-		(0.98)		(0.01)

Net asset value, end of year/period	$ 11.20		$ 9.62		$ 11.50

Total return (C)	16.42%	(D)	(8.01)%		15.07%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000's)	$ 361		$ 255		$ 198
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement	6.72%	(E)	4.65%		5.05%	(E)
Expenses, net waiver and reimbursement	4.74%	(E)	2.63%		2.31%	(E)
Ratios to average net assets (net of dividend and interest expense)
Expenses, before waiver and reimbursement	4.28%	(E)	4.06%		5.04%	(E)
Expenses, net waiver and reimbursement	2.30%	(E)	2.30%		2.30%	(E)
Net investment loss, before waiver and reimbursement	(1.63)%	(E)	(1.64)%		(3.49)%	(E)
Net investment income (loss), net waiver and reimbursement	(3.61)%	(E)	0.12%		(0.75)%	(E)
Portfolio turnover rate	117%	(D)	196%		46%	(D)

(A)	The Catalyst Strategic Insider Fund (formerly Catalyst Strategic Value) Class A and C shares commenced operations on October 28, 2010.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized.
(E)	Annualized.
(F)	Ratio of net investment loss is less than (0.01)%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Large Cap Value Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)		Class C (A)

	For the	For the	For the	For the
	Six Month Ended	Period Ended	Six Month Ended	Period Ended
	December 31, 2012	June 30, 2012	December 31, 2012	June 30, 2012
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$ 10.42	$ 10.00	$ 10.63	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (B)	0.15	0.06	0.11	(0.06)
Net realized and unrealized gain on investments	0.97	0.43	0.98	0.72
Total from investment operations	1.12	0.49	1.09	0.66

LESS DISTRIBUTIONS:
From net investment income	(0.14)	(0.07)	(0.09)	(0.03)
From net realized gains on investments	(0.86)	-	(0.86)	-
Total distributions	(1.00)	(0.07)	(0.95)	(0.03)

Net asset value, end of period	$ 10.54	$ 10.42	$ 10.77	$ 10.63

Total return (C)(D)	10.91%	4.91%	10.42%	6.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 480	$ 422	$ 6	$ 6
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	12.90%	16.13%	13.65%	16.88%
Expenses, net waiver and reimbursement (E)	1.00%	1.20%	1.75%	1.95%
Net investment loss, before waiver and reimbursement(E)	(9.27)%	(14.27)%	(10.02)%	(15.02)%
Net investment income (loss), net waiver and reimbursement (E)	2.63%	0.66%	1.88%	(0.09)%
Portfolio turnover rate (D)	52%	73%	52%	73%

(A)	The Catalyst Large Cap Value Fund commenced operations on July 29, 2011.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Capital Appreciation Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)			Class C (A)

	For the	For the		For the	For the
	Six Month Ended	Period Ended		Six Month Ended	Period Ended
	December 31, 2012	June 30, 2012		December 31, 2012	June 30, 2012
	(Unaudited)			(Unaudited)
Net asset value, beginning of period	$ 10.02	$ 10.00		$ 9.95	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income	0.12	0.14	(B)	0.08	0.09	(B)
Net realized and unrealized gain/(loss) on investments	1.18	(0.11)	(G)	1.17	(0.14)	(G)
Total from investment operations	1.30	0.03		1.25	(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.29)	(0.01)		(0.24)	-	(F)
From net realized gains on investments	(0.06)	-		(0.06)	-
Total distributions	(0.35)	(0.01)		(0.30)	-

Net asset value, end of period	$ 10.97	$ 10.02		$ 10.90	$ 9.95

Total return (C,D)	13.03%	0.26%		12.61%	(0.47)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 7,158	$ 4,469		$ 1,779	$ 1,025
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.32%	3.54%		3.06%	4.29%
Expenses, net waiver and reimbursement (E)	1.55%	1.55%		2.30%	2.30%
Net investment loss, before waiver and reimbursement(E)	1.51%	(0.49)%		0.73%	(1.24)%
Net investment income, net waiver and reimbursement (E)	2.28%	1.50%		1.49%	0.75%
Portfolio turnover rate (D)	14%	25%		14%	25%

(A)	Catalyst/MAP Global Capital Appreciation Fund Class A and C commenced operations on July 29, 2011.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.
(E)	Annualized.
(F)	Net investment income distributed was less than $0.01 per share.
(G)

As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2010, primarily due to the timing of sales and repurchases of the Fund's shares in realtion to fluctuating market values of the Fund's portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Total Return Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)		Class C (A)
	For the	For the	For the	For the
	Six Month Ended	Period Ended	Six Month Ended	Period Ended
	December 31, 2012	June 30, 2012	December 31, 2012	June 30, 2012
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$ 10.14	$ 10.00	$ 10.09	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (B)	0.14	0.15	0.10	0.11
Net realized and unrealized gain on investments	0.87	0.03	0.87	-	(F)
Total from investment operations	1.01	0.18	0.97	0.11

LESS DISTRIBUTIONS:
From net investment income	(0.24)	(0.04)	(0.18)	(0.02)
From net realized gains on investments	(0.05)	-	(0.05)	-
Total distributions	(0.29)	(0.04)	(0.23)	(0.02)

Net asset value, end of period	$ 10.86	$ 10.14	$ 10.83	$ 10.09

Total return (C,D)	10.06%	1.83%	9.71%	1.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 7,691	$ 4,925	$ 1,944	$ 1,786
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.20%	2.81%	2.94%	3.56%
Expenses, net waiver and reimbursement (E)	1.55%	1.55%	2.30%	2.30%
Net investment income (loss), before waiver and reimbursement (E)	1.96%	0.32%	1.19%	(0.43)%
Net investment income, net waiver and reimbursement (E)	2.60%	1.58%	1.83%	0.83%
Portfolio turnover rate (D)	26%	39%	26%	39%

(A)	Catalyst/MAP Global Total Return Income Fund Class A and C commenced operations on July 29, 2011.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.
(E)	Annualized.
(F)	Represents an amount less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CP Core Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)			Class C (A)
	For the	For the		For the	For the
	Six Month Ended	Period Ended		Six Month Ended	Period Ended
	December 31, 2012	June 30, 2012		December 31, 2012	June 30, 2012
	(Unaudited)			(Unaudited)
Net asset value, beginning of period	$ 10.68	$ 10.00		$ 10.64	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (B)	0.01	-	(F)	(0.02)	(0.04)
Net realized and unrealized gain on investments	0.55	0.68		0.54	0.68
Total from investment operations	0.56	0.68		0.52	0.64

LESS DISTRIBUTIONS:
From net investment income	(0.02)	-		(0.01)	-
From net realized gains on investments	-	-		-	-
Total distributions	(0.02)	-		(0.01)	-

Net asset value, end of period	$ 11.22	$ 10.68		$ 11.15	$ 10.64

Total return (C,D)	5.23%	6.80%		4.84%	6.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 21,372	$ 20,530		$ 219	$ 27
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.61%	1.81%		2.38%	2.56%
Expenses, net waiver and reimbursement (E)	1.35%	1.35%		2.10%	2.10%
Net investment loss, before waiver and reimbursement (E)	(0.02)%	(0.39)%		(0.56)%	(1.18)%
Net investment income (loss), net waiver and reimbursement (E)	0.26%	0.07%		(0.29)%	(0.72)%
Portfolio turnover rate (D)	50%	74%		50%	74%

(A)	The Catalyst/CP Core Equity Fund Class A and Class C shares commenced operations on December 22, 2011.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.
(E)	Annualized.
(F)	Represents an amount less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Long/Short Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)		Class C (A)
	For the	For the	For the	For the
	Six Month Ended	Period Ended	Six Month Ended	Period Ended
	December 31, 2012	June 30, 2012	December 31, 2012	June 30, 2012
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$ 10.15	$ 10.00	$ 10.13	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (B)	(0.05)	(0.03)	(0.08)	(0.04)
Net realized and unrealized gain on investments	0.02	0.18	0.02	0.17
Total from investment operations	(0.03)	0.15	(0.06)	0.13

Net asset value, end of period	$ 10.12	$ 10.15	$ 10.07	$ 10.13

Total return (C,D)	1.50%	1.50%	1.30%	1.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 2,027	$ 1,026	$ 266	$ 22
Ratios to average net assets (including dividend and interest expense)
Expenses, before wavier and reimbursement (E)	5.81%	21.96%	6.39%	22.71%
Expenses, net waiver and reimbursement (E)	2.59%	2.97%	3.34%	3.72%
Ratios to average net assets (net of dividend and interest expense)
Expenses, before waiver and reimbursement (E)	4.47%	20.24%	5.05%	20.99%
Expenses, net waiver and reimbursement (E)	1.25%	1.25%	2.00%	2.00%
Net investment loss, before waiver and reimbursement (E)	(4.27)%	(19.00)%	(4.69)%	(19.75)%
Net investment loss, net waiver and reimbursement (E)	(1.05)%	(0.01)%	(1.63)%	(0.76)%
Portfolio turnover rate (D)	99%	0%	99%	0%

(A)	The Catalyst Insider Long/Short Fund Class A and Class C shares commenced operations on April 30, 2012.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Event Arbitrage Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)		Class C (A)
	For the		For the
	Period Ended		Period Ended
	December 31, 2012		December 31, 2012
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$ 10.00		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (B)	-	(F)	(0.01)
Net realized and unrealized gain on investments	0.13		0.11
Total from investment operations	0.13		0.10

LESS DISTRIBUTIONS:
From net investment income	(0.01)		-
From net realized gains on investments	(0.14)		(0.14)
Total distributions	(0.15)		(0.14)

Net asset value, end of period	$ 9.98		$ 9.96

Total return (C,D)	1.24%		0.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 17,946		$ 7
Ratios to average net assets (including dividend and interest expense)
Expenses, before wavier and reimbursement (E)	2.53%		3.22%
Expenses, net waiver and reimbursement (E)	2.38%		3.13%
Ratios to average net assets (net of dividend and interest expense)
Expenses, before waiver and reimbursement (E)	1.90%		2.59%
Expenses, net waiver and reimbursement (E)	1.75%		2.50%
Net investment loss, before waiver and reimbursement (E)	(0.14)%		(0.22)%
Net investment loss, net waiver and reimbursement (E)	0%		(0.13)%
Portfolio turnover rate (D)	307%		307%

(A)	The Catalyst Event Arbitrage Fund Class A and Class C shares commenced operations on July 2, 2012.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.
(E)	Annualized.
(F)	Represents an amount less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)	Class C (A)
	For the	For the
	Period Ended	Period Ended
	December 31, 2012	December 31, 2012
	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment gain (B)	0.13	0.15
Net realized and unrealized gain on investments	0.49	0.44
Total from investment operations	0.62	0.59

LESS DISTRIBUTIONS:
From net investment income	(0.07)	(0.06)
From net realized gains on investments	(0.09)	(0.09)
Total distributions	(0.16)	(0.15)

Net asset value, end of period	$ 10.46	$ 10.44

Total return (C,D)	6.18%	5.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 7,335	$ 210
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.94%	3.32%
Expenses, net waiver and reimbursement (E)	1.50%	2.25%
Net investment loss, before waiver and reimbursement (E)	1.15%	1.77%
Net investment income (loss), net waiver and reimbursement (E)	2.59%	2.84%
Portfolio turnover rate (D)	36%	36%

(A)	The Catalyst Lyons Tactical Allocation Class A and Class C shares commenced operations on July 3, 2012.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does nor reflect the impact of sales charges.

(D)	Not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Princeton Floating Rate Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)	Class C (A)	Class I(A)
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	December 31, 2012	December 31, 2012	December 31, 2012
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss	-	-	-
Net realized and unrealized gain on investments	-	-	-
Total from investment operations	0.00	0.00	0.00

Net asset value, end of period	$ 10.00	$ 10.00	$ 10.00

Total return (C,D)	-	-	-

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 10	$ 10	$ 80
Portfolio turnover rate	0%	0%	0%

(A)	The Catalyst/Princeton Floating Rate Income Fund Class A, Class C and Class I shares commenced operations on December 31, 2012.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2012

SEMI-ANNUAL REPORT

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty nine series. These financial statements include the following thirteen series: Catalyst Value Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund, Catalyst/Groesbeck Growth of Income Fund,Catalyst Strategic Insider Fund, Catalyst Large Cap Value Fund,Catalyst/MAP Global Capital Appreciation Fund, Catalyst/MAP Global Total Return Income Fund, Catalyst/CP Core Equity Fund,Catalyst Insider Long/Short Fund, Catalyst Event Arbitrage Fund, Catalyst/Lyons Tactical Allocation Fund and the Catalyst/Princeton Floating Rate Income Fund(each a “Fund” and collectively, the “Funds”). The Funds are registered as non-diversified. The investment objectives of each Fund are set forth below. The Funds’ investment advisor is Catalyst Capital Advisers, LLC (the “Manager” or “CCA”).

Catalyst Value Fund (“Value Fund”) Class A and Class C became effective with the Securities and Exchange Commission(“SEC”) on July 14, 2006 and commenced operations on July 31, 2006. Value Fund Class I became effective with the SEC and commenced operations on March 27, 2009. The Fund’s investment objective is to achieve long-term capital appreciation.

Catalyst/SMH High Income Fund (“High Income Fund”) became effective with the SEC and commenced operations on May 21, 2008.The Fund’s investment objective is to provide a high level of current income.The High Income Fund’s investment sub-advisor is SMH Capital Advisors, Inc. (“SMH”).

Catalyst/SMH Total Return Income Fund (“Total Return Income Fund”) became effective with the SEC and commenced operations on May 21, 2008. The Fund’s investment objective is to provide total return, including current income and capital appreciation.The Total Return Income Fund’s investment sub-advisor is SMH.

Catalyst/Groesbeck Growth of Income Fund (“Growth of Income Fund”) became effective with the SEC and commenced operations on December 30, 2009.The Fund’s investment objective is to provide current income that increases over time.The Growth of Income Fund’s investment sub-advisor is Groesbeck Investment Management Corp. (“GIM”).

Catalyst Strategic Insider Fund (“Strategic Insider Fund”) formerly the Catalyst Strategic Value Fund, became effective with the SEC on September 21, 2010 and commenced operations on October 28, 2010. The Fund’s investment objective is to achieve long-term capital appreciation.

Catalyst Large Cap Value Fund (“Large Cap Value Fund”) became effective with the SEC and commenced operations on July 29, 2011. The Fund’s investment objective is to achieve long-term capital appreciation.

Catalyst/MAP Global Capital Appreciation Fund (“GlobalCapital Appreciation Fund”) became effective with the SEC and commenced operations on July 29, 2011. The Fund’s investment objective is to achieve long-term capital appreciation. The Fund’s investment sub-advisor is Managed Asset Portfolios, LLC (“MAP”).

Catalyst/MAP Global Total Return Income Fund (“Global Total Return Income Fund”) became effective with the SEC and commenced operations on July 29, 2011. The Fund seeks to provide total return, which consists of current income and capital appreciation. The Fund’s investment sub-advisor is MAP.

Catalyst/CP Core Equity Fund (“Core Equity Fund”) became effective with the SEC and commenced operations on December 22, 2011. The Fund's goal is to achieve long-term capital appreciation. The Core Equity Fund’s investment sub-advisor is Cookson Peirce Investment Management(“CP”).

Catalyst Insider Long/Short Fund (“Insider Long/Short Fund”) became effective with the SEC and commenced operations on April30, 2012. The Fund’s goal is to achieve long-term capital appreciation with low volatility and low correlation to the equity market.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

SEMI-ANNUAL REPORT

Catalyst Event Arbitrage Fund (“Event Arbitrage Fund”)commenced operations as a hedge fund on July 1, 1997 and converted to a mutual fund on July 2, 2012 through an in-kind transfer of assets. The Fund’s goal is to achieve long-term capital appreciation with low volatility and low correlation to the equity market.

Catalyst Lyons Tactical Allocation Fund (“Tactical Allocation Fund”) became effective with the SEC on April 30, 2012 and commenced operations on July 2, 2012. The Fund’s goal is to achieve total return, which consists of long-term capital appreciation and current income, with low volatility and low correlation to the equity market. The Tactical Allocation Fund’s sub-advisor is Lyons Wealth Management, LLC, (“Lyons”).

Catalyst Princeton Floating Rate Income Fund (“Floating Rate Income Fund”) became effective with the SEC on December 27, 2012 and commenced operations on December 31, 2012. The Fund’s goal is to achieve as high a level of current income as is consistent with capital preservation. The Floating Rate Income Fund’s sub-advisor is Princeton Advisory Group, Inc., (“Princeton”).

The Strategic Insider Fund, High Income Fund, Total Return Income Fund, Large Cap Value Fund, Global Capital Appreciation Fund, Global Total Return Income Fund, Core Equity Fund Insider Long/Short Fund, Event Arbitrage Fund and Tactical Allocation Fundeach offers two classes of shares, Class A and Class C.The Value Fund, Growth of Income Fund and Floating Rate Income Fund offers three classes of shares, Class A, Class C and Class I. Each class differs as to salesand redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on, when no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

SEMI-ANNUAL REPORT

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for each Fund’s assets and liabilities measured at fair value:

Value Fund

High Income Fund

Total Return Income

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

SEMI-ANNUAL REPORT

Growth of Income Fund

Strategic Insider Fund

Large Cap Value Fund

Global Capital Appreciation Fund

Global Total Return Income Fund

Core Equity Fund

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

SEMI-ANNUAL REPORT

Insider Long/Short Fund

Event Arbitrage Fund

Tactical Allocation Fund

(a)Refer to the Portfolio of Investments for security classifications.

(b)As of and during the six months ended December 31, 2012, except for High Income Fund and Total Return Income Fund, the Funds held securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is shown for the High Income Fund and Total Return Income Fund.

(c)There were no significant transfers into or out of Level 1 and Level 2 during the period except as noted in the following table for the Value Fund holding of Visteon Corp.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of the Value Funds Level 1 to Level 2 transfers during the six months ended December 31, 2012:

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

SEMI-ANNUAL REPORT

The following is a reconciliation of Trump Entertainment Resorts for which Level 3 inputs were used in determining value:

	High Income Fund	Total Return Income Fund
Common Stock
Beginning balance June 30, 2012	$ -	$ -
Total realized gain/(loss)	-	-
Change in unrealized depreciation	-	-
Cost of purchases	-	-
Proceeds from sales	-	-
Net transfers in/(out) of Level 3	-	-
Ending balance December 31, 2012	$ -	$ -

The total change in unrealized depreciation included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2012 was $0 and $0 for High Income Fund andTotal Return Income Fund, respectively.

b)

    Accounting for Options - The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk.  When the Funds write a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio.  If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. For the period ended December 31, 2012, the Total Return Income Fund, Strategic Insider Fund, Large Cap Value Fund, Global Capital Appreciation Fund, Global Total Return Income Fund, Insider Long/Short Fund and Event Arbitragewere permitted to invest in options.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

SEMI-ANNUAL REPORT

A summary of option contracts written during the period ended December 31, 2012 were as follows:

Total Return Income

Call/Put Options	Call Options Written Number of Contracts	Premiums Received
Options outstanding, beginning of period	1,459	$ 64,093
Options purchased/written	98	111,759
Options closed		
Options exercised	(50)	(47,249)
Options expired	(1,459)	(64,093)
Options outstanding, end of period	48	$ 64,510

Strategic Insider Fund

Call/Put Options	Call Options Written Number of Contracts	Premiums Received
Options outstanding, beginning of period	645	$ 237,411
Options purchased/written	1,256	503,982
Options closed	(1,514)	(611,849)
Options exercised		
Options expired	-	-
Options outstanding, end of period	387	$ 129,544

Global Capital Appreciation Fund

Call/Put Options	Call Options Written Number of Contracts	Premiums Received
Options outstanding, beginning of period	710	$ 98,489
Options purchased/written	641	61,269
Options closed	-	-
Options exercised	(71)	(14,606)
Options expired	(213)	(15,595)
Options outstanding, end of period	1,067	$ 129,557

Global Total Return Income Fund

Call/Put Options	Call Options Written Number of Contracts	Premiums Received
Options outstanding, beginning of period	1,100	$ 116,837
Options purchased/written	261	40,580
Options closed	-	-
Options exercised	(61)	(13,889)
Options expired	(147)	(11,477)
Options outstanding, end of period	1,153	$ 132,051

Event Arbitrage Fund

Call/Put Options	Call Options Written		Put Options Written	
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at beginning of period	-	$ -	-	$ -
Options purchased/written	2,474	238,176	1,196	102,672
Options closed	(1,064)	(145,020)	(390)	(32,578)
Options exercised	(317)	(39,035)	(200)	(11,044)
Options expired	(1,058)	(48,907)	(495)	(53,710)
Options outstanding, end of period	35	$ 5,214	111	$ 5,340

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

SEMI-ANNUAL REPORT

All options purchased and options written by the Funds are on equity securities including exchange traded funds. The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2012, were as follows:

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2012,were as follows:

Fund	Derivative	Location of gain (loss) on derivatives		Realized and unrealized gain (loss) on derivatives
Total Return Income Fund				
	Options written	Net realized gain (loss) on options written		$ 64,093
	Options written	Net change in unrealized depreciation on options		(18,304)
			Totals	$ 45,789
Strategic Insider Fund				
	Options purchased	Net realized gain (loss) on options purchased		$ 147,951
	Options purchased	Net change in unrealized depreciation on options purchased		(45,120)
	Options written	Net realized gain (loss) on options written		126,852
	Options written	Net change in unrealized depreciation on options written		36,168
			Totals	$ 265,851
Global Capital Appreciation Fund				
	Options written	Net realized gain (loss) on options written		$ 15,595
		Net change in unrealized depreciation on options		9,347
			Totals	$ 24,942
Global Total Return Income Fund				
	Options written	Net realized gain (loss) on options written		$ 11,477
	Options written	Net change in unrealized depreciation on options		(30,221)
			Totals	$ (18,744)
Event Arbitrage Fund				
	Options purchased	Net realized gain (loss) on options purchased		$ (45,103)
	Options purchased	Net change in unrealized depreciation on options purchased		(582)
	Options written	Net realized gain (loss) on options written		118,096
	Options written	Net change in unrealized appreciation on options written		8,044
			Totals	$ 80,455

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

SEMI-ANNUAL REPORT

c)

Federal Income Tax - TheValue Fund, High Income Fund, Total Return IncomeFund, Growth of Income Fund and Strategic Insider Fundhave qualified and intend to continue to qualify and the Large Cap Value Fund, Global Capital Appreciation Fund, Global Total Return Income Fund, Core Equity Fund, Insider Long/Short Fund, Event Arbitrage Fund, Tactical Allocation Fund and the Floating Rate Income Fund intend to qualify as regulated investment companiesand to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders.Therefore, no federal income or excise tax provisions are required.

As of and during the period endedDecember 31, 2012, the Funds’ did not have a liability for any unrecognized tax expense.The Funds’ recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations.As of December 31, 2012, the Funds’ did not incur any interest or penalties.As required, management has analyzed the Funds tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended June 30, 2009, June 30, 2010,June 30, 2011 and June 30, 2012for the Funds) and has concluded that no provision for income tax is required in these financial statements.The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service.No examinations of the Funds’ filings are presently in progress.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e)

Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

f)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets.Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

h)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)

Redemption Fees and Sales Charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Value Fund, Total Return Income Fund, Growth of Income Fund, Strategic Insider Fund, Large Cap Value Fund, Global Capital Appreciation Fund, Global Total Return Income Fund,Core Equity Fund, Insider Long/Short Fund, Event Arbitrage Fund, Tactical Allocation Fund and the Floating Rate Income Fund A maximum sales charge of 4.75% is imposed on Class A shares of the High Income Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class C shares in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the periodperiodDecember 31, 2012, there were CDSC fees of$2,235, $8,310, $2,867, $36, $203,$116 and $180 paid by shareholders of the Value Fund, High Income Fund,Total Return Income Fund, Strategic Insider Fund, Global Capital Appreciation Fund, Global Total Return Income Fund and Insider Long/Short

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

SEMI-ANNUAL REPORT

fund respectively, to the Manager. There were no CDSC fees paid by the shareholders of Large Cap Value Fund, Core Equity Fund, Growth of Income Fund, Event Arbitrage Fund, Tactical Allocation Fund and Floating Rate Income Fund.

j)

Security Loans - The Value Fund andStrategic Insider Fund have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

k)

Commission Recapture - The following Funds executed trades with a certain broker pursuant to a commission recapture agreement under which certain fund expenses could be paid by such broker or rebates could be given to each participating Fund.   For the six months ended December 31, 2012, the amount received by the participating Funds under this arrangement was as follows: Value Fund, $8,268; Strategic Insider Fund, $676 and Insider Long/Short Fund $346.

(2)

INVESTMENT TRANSACTIONS

For the period ended December 31, 2012, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Short Sales - The Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

SEMI-ANNUAL REPORT

(3) MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of the Management Agreements (the “Management Agreements”). Under the terms of the Management Agreements, the Manager manages the investment operations of the Funds in accordance with the Funds’ respective investment policies and restrictions. The investment sub-advisors are responsible for the day-to-day management of the Funds’ portfolios. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets of the Value Fund,Strategic Insider Fund, Insider Long/Short Fund, Event Arbitrage Fund and Tactical Allocation Fundand 1.00% of each of the High Income Fund, Total Return Income Fund, Growth of Income Fund, Large Cap Value Fund, Global Capital Appreciation Fund,Global Total Return Income FundCore Equity Fund and Floating Rate Income Fund, such fees to be computed daily based upon daily average net assets of the Funds.As of December 31, 2012,$2,047, $4,779 and $3,675, was due from the Manager for the Strategic Insider Fund, Large Cap Value Fund and Insider Long/Short Fund, respectively.

The Manager and the Funds have entered into Expense Limitation Agreements under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan; and extraordinary expenses)due not exceed the expense limitation shown in the table below, and is based on the Fund’s average daily net assets.  The Funds expense limitation agreements run through October 31, 2013 except for the Floating Rate Income Fund which runs through December 31, 2013.  Each waiver or reimbursement by theManager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For theperiodendedDecember 31, 2012, the Manager waived management fees and reimbursed expenses as follows:

*     Current expense limitation is voluntarily limited to 0.75% and can be removed without notice.

**   Current expense limitation is voluntarily limited to 1.00% and can be removed without notice.

*** Current expense limitation is voluntarily limited to 0.40% and can be removed without notice.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

SEMI-ANNUAL REPORT

As of December 31, 2012, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

A Trustee and Officer of the Trust is also the controlling member of MFund Services and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Officers of the Trust and Trustees who are "interested persons"of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per Fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Officers of the Trust are also employees of GFS, and arenot paid any fees directly by the Trust for serving in such capacity.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, excluding Class I shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse the Funds’ Distributor and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

SEMI-ANNUAL REPORT

For the six months ended December 31, 2012, the 12b-1 expenses accrued by the Funds were as follows:

(4)   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years or periods ended June 30, 2012 and June 30, 2011 were as follows:

	Fiscal Year Ended June 30, 2012			Fiscal Year Ended June 30, 2011
	Ordinary	Long-Term		Ordinary	Long-Term
	Income	Capital Gain	Total	Income	Capital Gain	Total
Value Fund	$ 1,805,545	$ 287,890	$ 2,093,435	$ -	$ 601,210	$ 601,210
High Income Fund	11,251,730	4,576,728	15,828,458	9,715,522	2,712,626	12,428,148
Total Return Income Fund	6,255,486	303,273	6,558,759	3,088,702	-	3,088,702
Growth of Income Fund	147,097	27,264	174,361	70,233	-	70,233
Strategic Value Fund	391,069	-	391,069	2,124	-	2,124
Large Cap Value Fund	2,851	-	2,851	-	-	-
Global Capital Appreciation Fund	1,563	-	1,563	-	-	-
Global Total Return Income Fund	16,503	-	16,503	-	-	-
Core Equity Fund	-	-	-	-	-	-
Insider Long/Short Fund	-	-	-	-	-	-

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
	Ordinary	Long-Term	Carry	& Late Year	Appreciation/	Accumulated
	Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
Value Fund	$ 1,675,837	$ -	$ (5,037,461)	$ (11,546,586)	$ (14,915,623)	$ (29,823,833)
High Income Fund	262,105	-	-	(63,685)	(7,123,915)	(6,925,495)
Total Return Income Fund	-	-	-	(3,267,415)	(11,103,963)	(14,371,378)
Growth of Income Fund	504	43,009	-	(16,319)	1,049,319	1,076,513
Strategic Value Fund	-	-	-	(446,447)	(115,313)	(561,760)
Large Cap Value Fund	24,961	-	-	(443)	(1,952)	22,566
Global Capital Appreciation Fund	72,697	-	-	-	16,196	88,893
Global Total Return Income Fund	56,955	-	-	-	(4,929)	52,026
Core Equity Fund	7,393	-	(239,213)	-	1,527,590	1,295,770
Insider Long/Short Fund	-	-	-	(555)	26,434	25,879

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales; tax treatment of short-term capital gains; adjustments for real estate investment trusts, passive foreign investment companies, grantor trusts, partnerships and return of capital distributions.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

SEMI-ANNUAL REPORT

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Large Cap Value Fund	$ 443
Insider Long/Short Fund	555

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The following Funds incurred and elected to defer such capital losses as follows:

Capital
Losses
Value Fund	$ 11,546,586
High Income Fund	63,685
Total Return Income Fund	3,267,415
Growth of Income Fund	16,319
Strategic Value Fund	446,447

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At June 30, 2012, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total	Expiration
Value Fund	$ 257,132	$ -	$ 257,132	June 30, 2017
	3,459,039	1,321,290	4,780,329	Non-Expiring
	3,716,171	1,321,290	5,037,461
Core Equity Fund	239,213	-	239,213	Non-Expiring

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains/ (losses) and swap transaction gains/ (losses), the reclassification of ordinary distributions and adjustments for real estate investment trusts, passive foreign investment companies, return of capital distributions and contingent convertible debt securities, resulted in reclassification for the year or period ended June 30, 2012 for the following Funds as follows:

			Accumulated Net Realized
	Paid in	Undistributed Net	Gain/(Loss) from Investment and
	Capital	Investment Income	Foreign Currency Transactions
Value Fund	$ 7	$ (66,288)	$ 66,281
High Income Fund	(96,445)	-	96,445
Total Return Income Fund	(34,001)	172,724	(138,723)
Growth of Income Fund	-	(8)	8
Strategic Value Fund	(7,936)	(22,056)	29,992
Global Capital Appreciation Fund	-	(884)	884
Global Total Return Income Fund	-	(847)	847
Insider Long/Short Fund	-	1,028	(1,028)

(5) UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Strategic Insider Fund currently invests a portion of its assets in the Fidelity Government Institutional Money Market Fund.  The Fund may redeem its investment from the Fidelity Government Institutional Money Market Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Government Institutional Money Market Fund.  The Fidelity Government Institutional Money Market Fund invests at least 80% of its assets in US Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

SEMI-ANNUAL REPORT

direct Treasury obligations.  The financial statements of the Fidelity Government Institutional Money Market Fund, including the portfolio of investments, can be found at Fidelity’s website www.fidelity.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of December 31, 2012 the percentage of the Fund’s net assets invested in the Fidelity Government Institutional Money Market Fund was 30.7%.

(6) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2012, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

(7)RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

(8)SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

CATALYST FUNDS

ADDITIONAL INFORMATION (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Board Deliberations Regarding Renewal of the Management Agreement with respect to the Value Fund, High Income Fund, Total Return Fund, Strategic Value Fund and Groesbeck Fund (Unaudited)

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously renewed the Management Agreement between the Trust, on behalf of the Value Fund, High Income Fund, Total Return Fund, Strategic Value Fund and Groesbeck Fund (each a “Fund” and collectively, the “Funds”), and Catalyst Capital Advisors, LLC (“Catalyst” or the “Adviser”) at a meeting of the Board of Trustees held on May 16, 2012.

In connection with their deliberations, the Board reviewed materials prepared by Adviser with respect to the Funds.  The Trustees noted that Adviser is not affiliated with the transfer agent, underwriter, or custodian, and therefore does not derive any benefits from the relationships these parties have with the Funds.  The Trustees did note, however, that Adviser receives the benefit of 12b-1 feesand soft dollar payments. They then discussed the affiliation between MFund Services LLC (“MFund Services”) and Catalyst. The Trustees noted that MFund Services provides compliance, management and administrative services to the Catalyst Funds and other Funds of the Trust and receives fees for its compliance services but not for its administrative and management services from the Catalyst Funds.

Nature, Extent and Quality of Services - As to the nature, extent and quality of the services provided by Catalyst to the Catalyst Funds, the Trustees reviewed Catalyst’s Form ADV and its response to a series of questions regarding the services provided by Catalyst, as well as information on the corporate structure, officers, owners and compliance record of Catalyst.  The Trustees discussed the nature of the adviser’s operations, changes in personnel, and the experience of its fund management personnel. They discussed Catalyst’s supervisory activities with respect to the High Income Fund, Total Return Fund and the Groesbeck Fund.  The Board then reviewed financial information for Catalyst provided by the firm. The Trustees concluded that the adviser has provided a level of service consistent with the Board’s expectations.

Performance - As to the Funds’ performance, the Board referred to the report from Catalyst, which contained performance information as of April 30, 2012 of each of the Catalyst Funds, as well as comparative data with each Fund’s respective peer group.  He reviewed each Fund’s category ranking and performance relative to its benchmark and Morningstar category.

As to the Value Fund’s performance on a comparative basis, the Trustees reviewed the Fund’s performance for the one-year, three-year, five year and since inception periods ended April 30, 2012 and compared the performance of the S&P 500 and the Morningstar Small-Cap Blend category. Mr. Szilagyi noted the Fund’s underperformance for certain periods. He discussed the volatile market conditions for microcap funds and the Fund’s poor performance during 2011, but also noted that the Fund had performed well since inception. The Board concluded that it would continue to monitor the Fund’s performance and in light of the 2011 market conditions and favorable performance since inception, that the performance was acceptable.

With respect to the High Income Fund, the Trustees noted that the Fund’s year-to-date and three-year return ended April 30, 2012 exceeded those of the funds within the Morningstar High Yield Bond category but that the Fund’s 12-month return underperformed those of the category. He then noted the Fund’s trailing performance for the one-year, three-year and since inception periods relative to its benchmark.

With respect to the Total Return Fund, the Trustees discussed the Fund’s lagging returns relative to the S&P 500 Index for the one-year, three-year and since inception periods.  They then noted that the Fund had outperformed the Morningstar category average for three-year period and has received a five-star rating by Morningstar.  After discussion, the Board concluded that the High Income Fund and Total Return Fund’s performance was acceptable.

The Trustees then discussed the performance of the Groesbeck Fund.  They noted that the Fund outperformed the S&P 500 Index for the one-year period and the Morningstar Large Cap Blend category for the

twelve month period ended April 30, 2012.   As a result, the Board concluded that the Fund’s performance was acceptable.

The Board reviewed the performance of the Strategic Value Fund, noting that the Fund had underperformed the S&P 500 Index for the one-year period and the Morningstar Long/Short Equity category for the twelve-month period ended April 30, 2012. The Board noted that the Fund had commenced operations in October 2010. After further discussion, the Board concluded that it would continue to monitor the Fund’s performance and that the performance was acceptable.

Fees and Expenses - As to comparative fees and expenses, the Trustees considered the management fee paid by each Catalyst Fund and compared that fee to the management fees paid by funds in a peer group.

The Trustees noted that the Value Fund’s management fee of 1.25% was above the average of its peer group, but in line with and lower than certain of the funds in the peer group.  The Trustees also noted that the Fund’s expense ratio was below the peer group’s average.

With respect to the Strategic Value Fund, the Board noted that the Fund’s management fee was higher than its peer group’s average. The Trustees also noted that the Fund’s expense ratios were higher than its peer group’s average but was comparable and lower than some of the peer group funds.

With respect to the Total Return Fund, the Board noted that the Fund’s management fee and expense ratio were higher than their respective peer group’s average; however, the Board also considered that the Fund’s strategy is unique and that most of the funds in its Morningstar category are traditional balanced funds (i.e., high-grade bonds and larger equities) which do not require the same expertise as high-yield bonds.

With respect to the High Income Fund, the Board noted that the Fund’s management fee and expense ratio were higher than its peer group’s averages, but in line with or lower than certain funds in the peer group.  Mr. Szilagyi reminded the Board that the High Income Fund actively manages only 30 bonds, whereas most advisers hold 200-300 bonds, creating essentially index funds that are not truly actively managed.  He further noted that the Fund’s sub-adviser conducts its own research and ratings analysis, which enables them to take a more concentrated investment approach because they know the issuers very well.  The Board noted that the sub-adviser’s significant expertise as a result of their research and active management of the Fund justifies the slightly higher expense to shareholders.

With respect to the Groesbeck Fund, the Board noted that the Fund’s management fee was higher than its peer group average, but in line with the median for the peer group and the expense ratio was also above the average.

The Trustees concluded that each Fund’s management fee was reasonable in light of the services the Fund receives from Catalyst, the size of the Funds, the adviser’s oversight of the sub-advisers (where applicable) and the level of fees paid by funds in the peer group.

Profitability - The Board considered the profits realized by the adviser in connection with the operation of each Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees concluded that because of each Fund’s current asset levels and the Fund’s expense limitation agreement, the adviser’s level of profitability from its relationship with each Fund was not excessive.

Economies of Scale - As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Catalyst to share its economies of scale with the Funds, and their respective shareholders if a Fund experiences a substantial growth in assets.  They also discussed the adviser’s profitability analysis in the context of economies of scale.  However, the Trustees recognized that no Catalyst Fund had yet reached asset levels where Catalyst could realize significant economies of scale and thus a discussion regarding economies of scale was not relevant at that time.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Conclusion - Having requested and received such information from Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, determined that the renewal of the Management Agreement is in the best interests of the Funds and their shareholders.  Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the renewal of the Management Agreement.

Board Deliberations Regarding Renewal of the Sub-Advisory Agreement with respect to the Groesbeck Fund (Unaudited)

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously renewed the Sub-Advisory Agreement between the Trust, on behalf of the Groesbeck Fund (the “Fund”), and Groesbeck Investment Management Corp. (“Groesbeck” or the “Sub-Adviser”) at a meeting of the Board of Trustees held on May 16, 2012.

In connection with their deliberations, the Board reviewed materials prepared by Sub-Adviser with respect to the Fund.  The Trustees noted that Sub-Adviser is not affiliated with the transfer agent, underwriter, or custodian, and therefore does not derive any benefits from the relationships these parties have with the Fund.  The Trustees did note, however, that Sub-Adviser receives the benefit of 12b-1 fees.

Nature, Extent and Quality of Services - As to the nature, extent and quality of the services provided by Groesbeck to the Groesbeck Fund, the Trustees reviewed Groesbeck’s Form ADV, which provided an overview of the services provided by Groesbeck, as well as information on the corporate structure, officers, owners and the compliance record of Groesbeck.  The Trustees discussed the nature of the adviser’s operations, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board then reviewed financial information for Groesbeck provided by the firm. The Trustees concluded that the adviser has provided a level of service consistent with the Board’s expectations.

Performance - As to the Groesbeck Fund’s relative performance, Mr. Szilagyi reminded the Board that, as discussed earlier in the meeting, the Fund outperformed the S&P 500 Index for the one-year period and the Morningstar Large Cap Blend category for the twelve month period ended April 30, 2012.  As a result, the Board concluded that the Fund’s performance was acceptable.

Fees and Expenses - As to comparative fees and expenses, the Trustees considered the management fees paid by Catalyst to Groesbeck and compared that fee to the management fees charged by Groesbeck to its other clients.  The information provided by Groesbeck reflected that the Funds contractual management fee of 50% of Catalyst’s net management fee appeared to be lower than what Groesbeck charges its other clients.  The Trustees concluded that the fees were reasonable.

Profitability - The Board considered the profits realized by the adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees concluded that because of the Fund’s current asset levels and the Fund’s expense limitation agreement, the adviser’s level of profitability from its relationship with the Fund was not excessive and economies of scale should be considered in the future if the Fund sees meaningful growth.

Economies of Scale - As to economies of scale, the Trustees noted that the Sub-Advisory Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Catalyst to share its economies of scale with the Funds, and their respective shareholders if a Fund experiences a substantial growth in assets.  They also discussed the adviser’s profitability analysis in the context of economies of scale.  However, the Trustees recognized that no Catalyst Fund had yet reached asset levels where Catalyst could realize significant economies of scale and thus a discussion regarding economies of scale was not relevant at that time.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Conclusion - Upon reconvening, as a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Sub-Advisory Agreement between the Trust and Groesbeck is in the best interests of the Fund and its shareholders.  Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the renewal of the Sub-Advisory Agreement.

Approval of Interim and New Advisory and Sub-Advisory Agreements for Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Fund (Unaudited)

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously approved Interim and New Advisory Agreements for Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Fund (each a “Fund” and collectively the “Funds”), between the Trust and SMH Capital Advisors, Inc. (“SMH” or the “Adviser”), and Interim and New Sub-Advisory Agreements for the Funds between Catalyst Capital Advisers LLC ("Catalyst") and SMH at a meeting of the Board of Trustees held on May 16, 2012.

In connection with their deliberations, the Board reviewed materials prepared by Adviser with respect to the Fund.  The Trustees discussed the corporate organization of SMH and noted that SMH is not affiliated with the transfer agent, underwriter or custodian, and therefore will not derive any benefits from the relationships these parties have with the Trust.  SMH may benefit indirectly from the 12b-1 fees of the Funds to the extent that the fees are used successfully to grow the assets of the Funds.

As to the nature, extent and quality of the services provided by SMH to the Funds, the Trustees reviewed SMH’s responses to a series of questions regarding the services provided by SMH, as well as information on the corporate structure, officers, owners and compliance record of SMH.  The Trustees then discussed the nature of the SMH’s operations, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board then reviewed financial information for SMH provided by the firm. The Trustees concluded that the adviser has provided a level of service consistent with the Board’s expectations.

As to each Fund’s performance on a comparative basis, the Trustees reviewed each Fund’s performance for the 2011 period and compared the performance to that of a group of similarly managed funds and a benchmark index. The Board noted that the Funds had underperformed their respective peer group averages and benchmark index for the year. The Trustees acknowledged that 2011 was a challenging year in the markets and for the advisor. Following discussion, the Board concluded that each Fund’s performance was acceptable. The Board noted that no change to the investment personnel servicing the Funds was anticipated as a result of the Transaction.

The Board considered the profits realized by the adviser in connection with the operation of each Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  The Trustees concluded that the adviser’s level of profitability from its relationship with each Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee paid by the SMH Fund and compared that fee to the management fees paid by funds in a peer group.  The Board further noted that the advisor has contractually agreed to waive all fees and/or reimburse all ordinary expenses of the Fund so long as the Fund is used exclusively for “wrap account” programs and that SMH’s has agreed to continue such waiver of fees and expenses after the Transaction.   The Board then considered the sub-advisory fees paid to SMH for SMH High Income and SMH Total Return and noted that the sub-advisory fee was negotiated between Catalyst and SMH and is paid by Catalyst, not the Fund.  The Board noted that SMH receives 50% of each of the High Income Fund’s and Total Return Fund’s management fees.  Following discussion, the Trustees concluded that the management fee for the SMH Fund and sub-advisory fees for each of the other Funds were reasonable.

As to economies of scale, the Board considered whether there will be economies of scale with respect to the management of the Funds and whether there is the potential for realization of any further economies of scale.  After discussion, it was noted that because of each Fund’s size, economies of scale were unlikely to be realized in the near future and consequently, were not a relevant consideration at this time.

As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement between the Trust and SMH is in the best interests of the SMH Fund and its shareholders and continuation of the Sub-Advisory Agreement between Catalyst and SMH is in the best interests of the High Income Fund and Total Return Fund and each of their shareholders.

Board Deliberations Regarding Approval of the Management Agreement with respect to the Catalyst Insider Long/Short Fund (Unaudited)

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously approved the Management Agreement between the Trust, on behalf of the Catalyst Insider Long/Short Fund (the “Fund”), and Catalyst Capital Advisors LLC (“Catalyst” or the “Adviser”) at a meeting of the Board of Trustees held on February 28, 2012.

In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed a report prepared by Catalyst setting forth the adviser’s responses to a series of questions regarding, among other things, the adviser’s past investment performance, its proposed services to the Fund, comparative information regarding the Fund’s proposed fees and expenses, and the adviser’s anticipated profitability from managing the Fund.  The Trustees noted that Catalyst will receive the benefit of 12b-1 fees as a resource for distribution related expenses.

As to the business and the qualifications of the personnel of the firm, the Trustees examined a copy of the firm’s registration statement on Form ADV and discussed, in particular, the experience of its fund management personnel.  The Trustees also reviewed the draft Prospectus and Statement of Additional Information for the Fund.  The Trustees considered  Catalyst’s duties under the terms of the Management Agreement.  Following discussion, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Management Agreement.

Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  With respect to the Insider Long/Short Fund, the Board considered the performance of the other series of the Trust for which Catalyst serves as adviser.  Based upon their review, the Trustees concluded that Catalyst has the potential to deliver favorable returns.

As to the costs of the services to be provided and the profits to be realized by Catalyst, the Trustees reviewed the firm’s estimates of its profitability and financial information about the firm.  The Trustees also considered whether Catalyst had agreed to waive fees or reimburse expenses to the extent that the Fund’s total operating expenses exceed certain limits.  Based on their review, the Trustees concluded that they were satisfied that the firm’s expected level of profitability from its relationship with the Fund would not be excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Fund and compared that fee to management fees paid by funds in a relevant peer group.  The Trustees also compared the total expense ratio of the Fund with the expense ratios of the funds in the applicable peer group.  The Board noted that the Fund’s proposed management fee and expense ratio were at the higher end of the range of fees and expenses of funds in the Fund’s peer group, but in line with or lower than certain funds in the peer group.  Following the discussion, the Trustees concluded that the Fund’s proposed management fee was reasonable.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Catalyst to share the economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets.  The Trustees recognized that management agreements with competitor funds do not always contain breakpoints and consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances, including the expense caps.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Management Agreement was in the best interests of the Fund the its shareholders.  As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement between the Trust and Catalyst is in the best interests of the Fund and its shareholders.

Board Deliberations Regarding Approval of the Agreementswith respect to the Catalyst Event Arbitrage Fund and Catalyst/Lyons Tactical Allocation Fund

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously approved the Management Agreement between the Trust, on behalf of the Catalyst Event Arbitrage Fund (the “Event Arbitrage Fund”) and Catalyst/Lyons Tactical Allocation Fund (“Tactical Allocation Fund”)(each, a “New Fund” and, collectively, the “New Funds”), and Catalyst Capital Advisors LLC (“Catalyst” or the “Adviser”) at a meeting of the Board of Trustees held on February 28, 2012 (the “Meeting”).  The Board of Trustees of the Trust, including the Independent Trustees, also unanimously approved the Sub-Advisory Agreement between Catalyst and Lyons Wealth Management LLC (“Lyons”)with respect to the Tactical Allocation Fund at the Meeting.

In connection with their deliberations regarding approval of the Management Agreement and Sub-Advisory Agreement, the Trustees reviewed a report prepared by each of Catalyst and Lyons setting forth the adviser’s responses to a series of questions regarding, among other things, the adviser’s past investment performance, its proposed services to each applicable New Fund, comparative information regarding the New Fund’s proposed fees and expenses, and the adviser’s anticipated profitability from managing the New Funds.  The Trustees noted that Catalyst and Lyons will receive the benefit of 12b-1 fees as a resource for distribution related expenses.

As to the business and the qualifications of the personnel of each firm, the Trustees examined a copy of each firm’s registration statement on Form ADV and discussed, in particular, the experience of its fund management personnel.  The Trustees also reviewed the draft Prospectus and Statement of Additional Information for each New Fund.  The Trustees considered  Catalyst’s and Lyons’ duties under the terms of the Management Agreement and Sub-Advisory Agreement, respectively.  Following discussion, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to each New Fund under the applicable Management Agreement or Sub-Advisory Agreement.

Because the New Funds had not yet commenced operations, the Trustees could not consider the investment performance of each New Fund.  With respect to the Event Arbitrage Fund, the Board considered the historical performance of the Hedged Fund. With respect to the Tactical Allocation Fund, the Board considered the performance of a proprietary tactical allocation model advised by Lyons. Based upon their review, the Trustees concluded that Catalyst and Lyons each has the potential to deliver favorable returns.

As to the costs of the services to be provided and the profits to be realized by each Catalyst and Lyons, the Trustees reviewed each firm’s estimates of its profitability and financial information about the firm.  The Trustees also considered whether Catalyst had agreed to waive fees or reimburse expenses to the extent that the each New Fund’s total operating expenses exceed certain limits.  Based on their review, the Trustees concluded that they were satisfied that each firm’s expected level of profitability from its relationship with the applicable New Fund would not be excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by each New Fund and compared that fee to management fees paid by funds in a relevant peer group.  The Trustees also compared the total expense ratio of each New Fund with the expense ratios of the funds in the applicable peer group.  With respect to the Tactical Allocation Fund, the Board considered that the Funds would pay Catalyst 1.25% of the Fund’s average daily net assets and that Catalyst will pay out of its advisory fees, a sub-advisory fee to Lyons of 50% of the advisory fee Catalyst receives from the New Fund.  The Board noted that each New Fund’s proposed management fee and expense ratio were at the higher end of the range of fees and expenses of funds in the New Fund’s peer group, but in line with or lower than certain funds in the peer group.

Following the discussion, the Trustees concluded that each New Fund’s proposed management fee and/or sub-advisory fee was reasonable.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Catalyst to share the economies of scale with the applicable New Fund and its shareholders if the New Fund experiences a substantial growth in assets.  The Trustees recognized that management agreements with competitor funds do not always contain breakpoints and consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances, including the expense caps.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of each Management Agreement and Sub-Advisory Agreement was in the best interests of the applicable New Fund the its shareholders.

Board Deliberations Regarding Approval of the Management Agreement and Sub-Advisory Agreement with respect to the Catalyst/Princeton Floating Rate Income Fund

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously approved the Management Agreement between the Trust, on behalf of the Catalyst/Princeton Floating Rate Income Fund(the “Princeton Fund”), and Catalyst Capital Advisors LLC (“Catalyst” or the “Adviser”) at a meeting of the Board of Trustees held on November 26, 2012 (the “Meeting”).  The Board of Trustees of the Trust, including the Independent Trustees, also unanimously approved the Sub-Advisory Agreement between Catalyst and Princeton Advisors, Inc. (“Princeton”) with respect to the Princeton Fund at the Meeting.

In connection with their deliberations regarding approval of the Management Agreement and Sub-Advisory Agreement, the Trustees reviewed a report prepared by each of Catalyst and Princeton setting forth the firm’s responses to a series of questions regarding, among other things, past investment performance, its proposed services to the Princeton Fund, comparative information regarding the Princeton Fund’s proposed fees and expenses, and the anticipated profitability from managing the Princeton Fund (each, a “15c Response”).

As to the business and the qualifications of the personnel of each firm, the Trustees reviewed each firms 15c Response and discussed, in particular, the experience of its fund management personnel.  The Trustees considered Catalyst’s and Princeton’ duties under the terms of the Management Agreement and Sub-Advisory Agreement, respectively. The Board then discussed their familiarity with the services provided by Catalyst to its sub-advised funds and the significant value of these services. The Trust’s President then noted the additions to Catalyst staff during the 2012 calendar year. The Board noted with approval that the Princeton portfolio management team brings a high level of experience and training to the table, and when combined with Catalyst’s experience managing mutual funds and its compliance oversight, should result in a strong management team. Following discussion, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Princeton Fund under the applicable Management Agreement or Sub-Advisory Agreement.

Because the Princeton Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Princeton Fund.  However, as to the investment performance of Princeton, the Board considered the performance of a composite of accounts managed by Princeton that employ a similar investment style to the Fund relative to the composite’s benchmark, the LSTA 100. The Board discussed the performance and volatility of the composite with a representative of the Sub-Adviser. The Board also considered the performance of the other Catalyst Funds. Based upon their review, the Trustees concluded that the Princeton Fund has the potential to deliver favorable returns.

As to the costs of the services to be provided and the profits to be realized by each Catalyst and Princeton, the Trustees reviewed each firm’s estimates of its profitability and financial information about the firm. The Trustees noted that Catalyst and Princeton will receive the benefit of 12b-1 fees as a resource for distribution related expenses. The Trustees also considered Catalyst’s voluntary undertaking to all waive advisory fees or reimburse expenses until the Fund reaches $7 million in assets and its contractual agreement to waive fees and reimburse expense to the extent that the Fund’s total operating expenses exceed certain limits thereafter. Based on their review, the Trustees noted that each firm anticipated that it would incur a loss with respect to the Princeton Fund for at least the first year of operations, and the Trustees concluded that the expected level of profit was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Princeton Fund and compared that fee to management fees paid by funds in a relevant peer group.  The Trustees also compared the total estimated expense ratio of the Princeton Fund with the expense ratios of the funds in the peer group.  The Board considered that the Princeton Fund would pay Catalyst 1.00% of the Fund’s average daily net assets and that Catalyst will pay a sub-advisory fee to Princeton of 50% of the advisory fee Catalyst receives from the Princeton Fund.  The Board noted that the Princeton Funds’ proposed management fee was higher than any other fund within the peer group and expense ratio was at the higher end of the range of fees and expenses of funds in the peer group, but in line with or lower than certain funds in the peer group.  The Trust’s President noted that the unique strategy of the Princeton Fund requires significant monitoring and explained that most funds of this type are offered by large mutual fund advisers that benefit from meaningful economies of scale. Following discussion regarding the unique investment strategy of the Fund, the services to be provided to Princeton and Catalyst, and the size of the Princeton Fund’s peers, the Trustees concluded that the Princeton Fund’s proposed management fee and sub-advisory fee were reasonable.

As to economies of scale, the Trustees noted that the Management Agreement and Sub-Advisory Agreement do not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way to share economies of scale with a fund and its shareholders if the fund reaches a size where the adviser or sub-advisor is benefiting from economies of scale.  The Trustees recognized that management agreements with competitor funds do not always contain breakpoints. The Trustees concluded that the absence of breakpoints was acceptable under the circumstances, including the expense cap and anticipated waivers.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Management Agreement and Sub-Advisory Agreement was in the best interests of the Princeton Fund the its future shareholders.

CATALYST FUNDS

SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/12) and held for the entire period through 12/31/12.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/12	Ratio For the Period	Value 12/31/12	During the Period (1)
Catalyst Value Fund

Actual Fund Return (in parentheses)
Class A (7.17%)	$ 1,000.00	1.55%	$ 1,071.70	$ 8.09
Class C (6.77%)	1,000.00	2.30%	1,067.70	11.99
Class I (7.32%)	1,000.00	1.30%	1,073.20	6.79

Hypothetical 5% Return
Class A	1,000.00	1.55%	1,017.39	7.88
Class C	1,000.00	2.30%	1,013.61	11.67
Class I	1,000.00	1.30%	1,018.65	6.61

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/12	Ratio For the Period	Value 12/31/12	During the Period (1)
Catalyst/SMH High Income Fund

Actual Fund Return (in parentheses)
Class A (2.23%)	$ 1,000.00	1.45%	$ 1,022.30	$ 7.39
Class C (1.86%)	1,000.00	2.20%	1,018.60	11.19

Hypothetical 5% Return
Class A	1,000.00	1.45%	1,017.90	7.37
Class C	1,000.00	2.20%	1,014.12	11.17

CATALYST FUNDS

SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited) (Continued)

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/12	Ratio For the Period	Value 12/31/12	During the Period (1)
Catalyst/SMH Total Return Income Fund

Actual Fund Return (in parentheses)
Class A (3.86%)	$ 1,000.00	1.55%	$ 1,038.60	$ 7.96
Class C (3.48%)	1,000.00	2.30%	1,034.80	11.80

Hypothetical 5% Return
Class A	1,000.00	1.55%	1,017.39	7.88
Class C	1,000.00	2.30%	1,013.61	11.67

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/12	Ratio For the Period	Value 12/31/12	During the Period (1)
Catalyst/Groesbeck Growth of Income Fund

Actual Fund Return (in parentheses)
Class A (4.08%)	$ 1,000.00	1.55%	$ 1,040.80	$ 7.97
Class C (3.66%)	1,000.00	2.30%	1,036.60	11.81
Class I (4.21%)	1,000.00	1.30%	1,042.10	6.69

Hypothetical 5% Return
Class A	1,000.00	1.55%	1,017.39	7.88
Class C	1,000.00	2.30%	1,013.61	11.67
Class I	1,000.00	1.30%	1,018.65	6.61

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/12	Ratio For the Period	Value 12/31/12	During the Period (1)
Catalyst Strategic Insider Fund

Actual Fund Return (in parentheses)
Class A (16.20%)	$ 1,000.00	1.55%	$ 1,162.00	$ 8.45
Class C (16.42%)	1,000.00	2.30%	1,164.20	12.55

Hypothetical 5% Return
Class A	1,000.00	1.55%	1,017.39	7.88
Class C	1,000.00	2.30%	1,013.61	11.67

CATALYST FUNDS

SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited) (Continued)

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/12	Ratio For the Period	Value 12/31/12	During the Period (1)
Catalyst Large Cap Value Fund

Actual Fund Return (in parentheses)
Class A (10.91%)	$ 1,000.00	1.00%	$ 1,109.10	$ 5.32
Class C (10.42%)	1,000.00	1.75%	1,104.20	9.28

Hypothetical 5% Return
Class A	1,000.00	1.00%	1,020.16	5.09
Class C	1,000.00	1.75%	1,016.38	8.89

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/12	Ratio For the Period	Value 12/31/12	During the Period (1)
Catalyst/MAP Global Capital Appreciation Fund

Actual Fund Return (in parentheses)
Class A (13.03%)	$ 1,000.00	1.55%	$ 1,130.30	$ 8.32
Class C (12.61%)	1,000.00	2.30%	1,126.10	12.33

Hypothetical 5% Return
Class A	1,000.00	1.55%	1,017.39	7.88
Class C	1,000.00	2.30%	1,013.61	11.67

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/12	Ratio For the Period	Value 12/31/12	During the Period (1)
Catalyst/MAP Global Total Return Income Fund

Actual Fund Return (in parentheses)
Class A (10.06%)	$ 1,000.00	1.55%	$ 1,100.60	$ 8.21
Class C (9.71%)	1,000.00	2.30%	1,097.10	12.16

Hypothetical 5% Return
Class A	1,000.00	1.55%	1,017.39	7.88
Class C	1,000.00	2.30%	1,013.61	11.67

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/12	Ratio For the Period	Value 12/3/12	During the Period (1)
Catalyst/CP Core Equity Fund

Actual Fund Return (in parentheses)
Class A (5.23%)	$ 1,000.00	1.35%	$ 1,052.30	$ 6.98
Class C (4.84%)	1,000.00	2.10%	1,048.40	10.84

Hypothetical 5% Return
Class A	1,000.00	1.35%	1,018.40	6.87
Class C	1,000.00	2.10%	1,014.62	10.66

CATALYST FUNDS

SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited) (Continued)

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/12	Ratio For the Period	Value 12/31/12	During the Period(1)
Catalyst Insider Long/Short Fund

Actual Fund Return (in parentheses)
Class A (0.00%)	$ 1,000.00	1.25%	$ 1,000.00	$ 6.30
Class C (-0.40%)	1,000.00	2.00%	996.00	10.06

Hypothetical 5% Return
Class A	1,000.00	1.25%	1,018.90	6.36
Class C	1,000.00	2.00%	1,015.12	10.16

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/12	Ratio For the Period	Value 12/31/12	During the Period
Catalyst Event Arbitrage Fund

Actual Fund Return (in parentheses)
Class A (1.24%)	$ 1,000.00	1.75%	$ 1,012.40	$ 8.88(1)
Class C (0.35%)	1,000.00	2.50%	1,003.50	12.56(2)

Hypothetical 5% Return
Class A	1,000.00	1.75%	1,016.38	8.89(1)
Class C	1,000.00	2.50%	1,012.53	12.61(1)

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/12	Ratio For the Period	Value 12/31/12	During the Period
Catalyst/Lyons Tactical Allocation Fund

Actual Fund Return (in parentheses)
Class A (6.18%)	$ 1,000.00	1.50%	$ 1,061.80	$ 7.75(2)
Class C (5.90%)	1,000.00	2.25%	1,059.00	11.61(2)

Hypothetical 5% Return
Class A	1,000.00	1.50%	1,017.55	7.59(1)
Class C	1,000.00	2.25%	1,013.79	11.36(1)

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 07/01/12	Ratio For the Period	Value 12/31/12	During the Period
Catalyst/Princeton Floating Rate Income Fund(3)

Actual Fund Return (in parentheses)
Class A (0.00%)	$ 1,000.00	-%	$ 1,000.00	$ -
Class C (0.00%)	1,000.00	-%	1,000.00	-
Class I (0.00%)	1,000.00	-%	1,000.00	-

Hypothetical 5% Return
Class A	1,000.00	- %	1,000.14	-
Class C	1,000.00	-%	1,000.14	-
Class I	1,000.00	-%	1,000.14	-

CATALYST FUNDS

SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited) (Continued)

(1) Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

 (2) Expenses are equal to the Funds’ annualized expense ratios of 2.50% for the Catalyst Event Arbitrage Fund Class C shares; 1.50% and 2.25% for the Catalyst/Lyons Tactical Allocation Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the period since inception from 07/02/12 through 12/31/12.

(3) Fund commenced operations on 12/31/12 with zero expenses and zero return.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

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MANAGER

Catalyst Capital Advisors, LLC

22 High Street

Huntington, NY11743

ADMINISTRATOR & TRANSFER AGENT

Gemini Fund Services LLC

17605 Wright Street Suite 2

Omaha, NE  68130

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi__________
President,
Date: March 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi___________
President
Date: March 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 11, 2013